As filed electronically with the Securities and Exchange Commission on September 28, 2010
File Nos. 33-46488
811-06603

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 35
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 39
PERFORMANCE FUNDS TRUST
(Exact name of Registrant as Specified in Charter)
3435 Stelzer Road, Columbus, Ohio 43219
(Address of Principal Executive Offices)
(800) 737-3676
Registrant’s Telephone Number, including Area Code
Curtis Barnes
Citi Fund Services Ohio, Inc.
100 Summer Street, Suite 1500, Boston, Massachusetts 02110
(Name and Address of Agent for Service)
Copies of all communications to:
Michael Malloy, Esq.
Drinker Biddle Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on October 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on _______________ pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on _______________ pursuant to paragraph (a)(2) of Rule 485

PERFORMANCE FUNDS TRUST
A Family Of Mutual Funds

Ticker Symbol
	Class A	Class B
THE MONEY MARKET FUND	PTCXX	N/A

THE SHORT TERM GOVERNMENT INCOME FUND	PFSFX	N/A

THE INTERMEDIATE TERM INCOME FUND	PFFCX	N/A

THE STRATEGIC DIVIDEND FUND	PSDHX	N/A

THE LARGE CAP EQUITY FUND	PFECX	PFEBX

THE MID CAP EQUITY FUND	PCGCX	PCGBX

THE LEADERS EQUITY FUND	PILZX	PILGX
CLASS A and CLASS B
PROSPECTUS
OCTOBER 1, 2010
Questions?
Call 1-800-PERFORM
or Your Investment Representative.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Mutual Funds are:

NOT FDIC INSURED

May Lose Value	No Bank Guarantee

1

Carefully review this important section for each Fund’s investment objective, fees and expenses, portfolio turnover, investment strategies, risks, performance, portfolio management and other summarized information.	Summary Section
3 – 29

Money Market Fund
	3	The Money Market Fund

Bond Funds
	6	The Short Term Government Income Fund
	10	The Intermediate Term Income Fund

Equity Funds
	14	The Strategic Dividend Fund
	18	The Large Cap Equity Fund
	22	The Mid Cap Equity Fund
	26	The Leaders Equity Fund

Additional Information

Review this section for additional information about the Funds’ Investment policies and risks.	30	More Information About Fund Investments and Risks
	32	More Information About Fees, Fee Waivers and Fund Performance
	33	Who May Want to Invest?
	33	Disclosure of Fund Portfolio Holdings

Fund Management

Review this section for Fund Management details on the people and organizations who oversee the Funds.
	33	Investment Adviser
	34	Sub-Adviser
	34	Portfolio Managers
	35	Distributor and Administrator
	35	Distribution and Shareholder Servicing Arrangements — Additional Payments

Shareholder Information

Review this section for shareholder information details on how shares are valued, how to purchase, sell and exchange shares, related fees and payments of dividends and distributions.	35	Pricing of Fund Shares
	36	Purchasing and Adding to Your Shares
	39	Selling Your Shares
	40	General Policies on Selling Shares
	41	Distribution Arrangements/Sales Charges
	44	Distribution and Service (12b-1) Fees
	44	Exchanging Your Shares
	45	Market Timing Policies
	45	Service Organizations
	46	Dividends, Distributions and Taxes
	47	Householding

Financial Highlights

	48	Money Market Fund
	49	Bond Funds
	50	Equity Funds

Back Cover
The Funds are managed by Trustmark Investment Advisors, Inc. (the “Adviser” or “Trustmark”). Orleans Capital Management (“OCM” or the “Sub-Adviser”) serves as sub-adviser to the Strategic Dividend Fund.

2

THE MONEY MARKET FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.75%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $77	3 Years: $261	5 Years: $462	10 Years: $1,040

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.
Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

3

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.
Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Class A

Best quarter:	Q4 2000	1.52%

Worst quarter:	Q2 2009	0.00%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.01%.1

Average Annual Total Returns (as of December 31, 2009)[1]	1 Year	5 Years	10 Years
Class A Shares	0.03%	2.59%	2.45%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Class A shares was 0.09%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund’s yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

4

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Money Market Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 1996. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

THE SHORT TERM GOVERNMENT INCOME FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $390	3 Years: $602	5 Years: $832	10 Years: $1,490
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

6

SUMMARY SECTION
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

7

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2001	2.95%

Worst quarter:	Q2 2004	-0.73%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 1.11%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)[1]		1 Year	5 Years	10 Years
Class A	Return Before Taxes (with maximum sales charge)	-2.10%	2.66%	3.43%
Class A	Return After Taxes on Distributions (with maximum sales charge)	-2.86%	1.55%	2.14%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	-1.37%	1.62%	2.14%
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]		1.23%	4.16%	4.60%

[1]	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

8

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Short Term Government Income Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

THE INTERMEDIATE TERM INCOME FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
A high level of current income. Total return, within certain parameters, is a secondary consideration.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.03%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $625	3 Years: $856	5 Years: $1,105	10 Years: $1,819
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

10

SUMMARY SECTION
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its net assets in U.S. Government Securities (“65% Policy”). The Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage-backed securities.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

11

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q4 2008	5.97%

Worst quarter:	Q2 2004	-2.41%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 4.82%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Class A	Return Before Taxes (with maximum sales charges)	-2.38%	3.50%	5.20%
Class A	Return After Taxes on Distributions (with maximum sales charges)	-3.75%	1.96%	3.44%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charges)	-1.55%	2.06%	3.38%
BofA Merrill Lynch U.S. Corporate & Government Index (index reflects no deduction for fees, expenses or taxes)[1]		4.84%	4.67%	6.30%

[1]	The BofA Merrill Lynch U.S. Corporate & Government Index, is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

12

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Intermediate Term Income Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

13

THE STRATEGIC DIVIDEND FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
High level of current income and long term growth of income consistent with preservation of capital. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[1]	1.45%
Fee Waiver[1]	0.20%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.25%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Class A Shares to 1.20%. These contractual limitations are in effect until at least September 30, 2011 and may not be revised or terminated without Board approval.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $646	3 Years: $961	5 Years: $1,298	10 Years: $2,249
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

14

SUMMARY SECTION
PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.
The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.
In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investments in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between one and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

15

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2009	15.17%

Worst quarter:	Q4 2008	-20.78%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -3.48%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)[1]		1 Year	5 Year	(November 9, 2004)
Class A	Return Before Taxes (with maximum sales charge)	16.98%	1.03%	1.67%
Class A	Return After Taxes on Distributions (with maximum sales charge)	16.66%	0.42%	1.05%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	11.38%	0.87%	1.40%
Dow Jones Select Dividend Index (index reflects no deduction for fees, expenses or taxes)[1]		11.13%	-2.03%	-1.49%

[1]	The Dow Jones Select Dividend Index (the “Index”), is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

16

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Strategic Dividend Fund’s investment adviser.
SUB-ADVISER
OCM is the Fund’s sub-adviser.
PORTFOLIO MANAGER
Louis F. Crane, President and Chief Investment Officer of OCM, has been the lead manager of the Fund since its inception in November, 2004. Rodney J. Abele, L. Farrell Crane Jr. and Emily C. Becker have served as members of the portfolio management team since the Fund’s inception in November, 2004.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

THE LARGE CAP EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Long-term capital appreciation. Income generation is a secondary consideration.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in the Class A shares of Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class B Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)[1]	None	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.42%	0.42%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.28%	2.03%

[1]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$649	$930	$1,232	$2,087
Class B	$706	$937	$1,293	$2,192
Class B without Redemption	$206	$637	$1,093	$2,192

18

SUMMARY SECTION
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Trustmark considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the Standard and Poors 500® Index (“S&P 500® Index”) at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of June 30, 2010, the median capitalization of the S&P 500® Index was $8.29 billion. The S&P 500® Index is rebalanced quarterly. Trustmark, focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, Trustmark selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in Trustmark’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in Trustmark’s opinion, have a favorable influence on the securities’ market value. Trustmark will consider selling securities that no longer meet the Fund’s criteria for investing.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

19

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q2 2003	12.26%

Worst quarter:	Q4 2008	-19.00%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -7.95%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Class A	Return Before Taxes (with maximum sales charge)	5.62%	-2.32%	-3.27%
Class A	Return After Taxes on Distributions (with maximum sales charge)	5.46%	-3.98%	-4.92%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	3.82%	-1.63%	-2.70%
Class B	Return Before Taxes (with applicable CDSC)	5.70%	-2.20%	-3.33%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)[1]		26.47%	0.42%	-0.95%

[1]	The S&P 500® Index is an unmanaged index of common stocks representative of the large company sector of the equity market.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

20

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Large Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1991 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

21

THE MID CAP EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class B Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)[1]	None	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.37%	0.37%
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.39%	2.14%

[1]	The contingent deferred sales charge (CDSC) on Class B shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$659	$962	$1,287	$2,203
Class B	$717	$970	$1,349	$2,307
Class B without Redemption	$217	$670	$1,149	$2,307

22

SUMMARY SECTION
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P Midcap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $200 million to $6.65 billion as of June 30, 2010. The S&P MidCap 400 Index is rebalanced quarterly.
Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach, which is based on input of the Fund’s companies’ fundamentals, allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.
Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

23

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in its performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q2 2003	15.58%

Worst quarter:	Q4 2008	-27.59%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -1.69%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) or an individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Class A	Return Before Taxes (with maximum sales charge)	8.02%	-2.60%	1.31%
Class A	Return After Taxes on Distributions (with maximum sales charge)	8.01%	-4.03%	-0.26%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	5.22%	-1.90%	1.00%
Class B	Return Before Taxes (with applicable CDSC)	8.00%	-2.52%	1.24%
S&P MidCap 400® Index (index reflects no deduction for fees, expenses or taxes)[1]		37.38%	3.27%	6.36%
Russell MidCap Index (index reflects no deduction for fees, expenses or taxes)[1]		40.48%	2.43%	4.98%

[1]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

24

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Mid Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1991 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

25

THE LEADERS EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $50,000 in Class A shares of the Performance Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” in the Fund’s Prospectus and “Additional Purchase and Redemption Information” in the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class B Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)[1]	None	5.00%[1]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.52%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.78%	2.53%
Fee Waiver[2]	0.27%	0.27%

Total Annual Fund Operating Expenses After Fee Waiver[2]	1.51%	2.26%

[1]	A contingent deferred sales charge (CDSC) on Class B Shares declines over six years starting with year one and ending in year seven as follows: 5%, 4%, 3%, 3%, 2%, 1%, 0%.

[2]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Class A Shares and Class B Shares to 1.50% and 2.25%, respectively. These contractual limitations are in effect until at least September 30, 2011 and may not be terminated without Board approval.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$671	$1,051	$1,455	$2,582
Class B	$729	$1,062	$1,521	$2,686
Class B without Redemption	$229	$762	$1,321	$2,686

26

SUMMARY SECTION
Portfolio Turnover
The Leaders Equity Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:
•	Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

•	Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows. Investment decisions are based upon fundamental research and internally developed valuations systems.
Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of Trustmark, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance, or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.
The Fund usually will sell portfolio securities if:
•	the price of the security is overvalued;

•	the companies’ earnings are consistently lower than expected;

•	more favorable opportunities are identified.
The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark expects the Fund’s portfolio turnover to exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus for additional information.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

27

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Investing in the Leaders Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.
Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.
Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. The returns for Class B Shares will be lower than the Class A Shares’ returns shown in the bar chart because expenses of the classes differ. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A
(Excluding sales charges, which if included, would cause return(s) to be lower.)

Best quarter:	Q3 2009	12.73%

Worst quarter:	Q4 2008	-26.56%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Class A Shares was -2.82%.

28

SUMMARY SECTION
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	(September 1, 2000)
Class A	Return Before Taxes (with maximum sales charge)	7.68%	-3.77%	-3.98%
Class A	Return After Taxes on Distributions (with maximum sales charge)	7.68%	-4.40%	-4.32%
Class A	Return After Taxes on Distributions and Sale of Shares (with maximum sales charge)	4.99%	-3.09%	-3.25%
Class B	Return Before Taxes (with applicable CDSC)	7.78%	-3.75%	-4.06%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		28.43%	0.79%	-1.23%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		37.21%	1.63%	-5.18%

[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Leaders Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since September 2000. He is also President of Trustmark. Mr. Ralston leads a team of co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001), Ben T. Edwards, Vice President of Trustmark (team member since September 2000), and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark, (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum
Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

29

ADDITIONAL INFORMATION
MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
Short Term Government Income Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the opinion of Trustmark. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be comparable in quality by Trustmark. Trustmark will sell securities based upon the Fund’s current strategic outlook.
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.
Intermediate Term Income Fund
In addition to the Fund’s 65% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 35% of its net assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset backed securities and other debt securities, including money market securities which are of comparable quality in Trustmark’s opinion. There are no restrictions on the maturity of any individual investments of the Fund. Trustmark will sell securities based upon the Fund’s current strategic outlook.
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.
Strategic Dividend Fund
The Fund’s objective of high level of current income and long term growth of income consistent with preservation of capital is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may purchase and sell, as a secondary investment strategy, under normal conditions, up to 20% of its assets in certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Large Cap Equity Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in stocks issued by companies whose market capitalizations are less than those of large companies previously described, foreign securities, American Depository Receipts (“ADRs”), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Mid Cap Equity Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities, money market instruments and stock or index options and futures contracts.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Leaders Equity Fund
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.

30

Principal Risks of the Funds
The following table identifies the risks of investing in the Funds, which could result in a loss of your investment.

	Money	Short Term	Intermediate	Strategic	Large Cap	Mid Cap	Leaders
	Market	Government	Term Income	Dividend	Equity	Equity	Equity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Market Risk[1]		✓	✓	✓	✓	✓	✓
Capitalization Risk[2]					✓	✓	✓
Foreign Investment Risk[3]					✓	✓
Value Stocks Risk[4]					✓	✓	✓
Interest Rate Risk[5]	✓	✓	✓	✓
Selection Risk[6]	✓	✓	✓	✓	✓	✓	✓
Prepayment Risk[7]		✓	✓
Derivative Instruments Risk[8]				✓
Credit Risk[9]	✓	✓	✓	✓
Call Risk[10]		✓	✓	✓
Portfolio Turnover Risk[11]							✓
Growth Stocks[12]							✓
Sector Risk[13]				✓
Income Risk[14]	✓			✓

1	Market Risk The value of equity securities will rise and fall generally with stock market fluctuations.

2	Capitalization Risk Although the Fund may invest only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They made trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

3	Foreign Investment Risk Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

4	Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

5	Interest Rate Risk Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

6	Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

7	Prepayment Risk When interest rates decline, the Fund’s investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond’s maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.

8	Derivative Instruments Risk Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indices or assets. The use of futures and options as hedging devices will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses to the Fund.

9	Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund’s shares.

This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Federal National Mortgage Association

31

(“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

10	Call Risk If interest rates fall, it is possible that issuers of callable securities held by the Fund will call and prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

11	Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

12	Growth Stocks An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

13	Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. For example, REITs derive their income from (1) rents received and any profits on the same of real estate and/ or (2) mortgage interest payments. Such income stream would be subject to the risks that impact the real estate industry such as declines in the value of real estate, lack of available capital or financing opportunities and increases in property taxes or operating costs. To the extent that the Fund has greater emphasis on investments in a particular sector, it share values may fluctuate in response to events effecting that sector.

14	Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

MORE INFORMATION ABOUT FEES, FEE WAIVERS AND FUND PERFORMANCE

Performance Bar Charts and Tables
Both the performance bar charts and the tables for the Funds on pages 4, 8, 12, 16, 20, 24 and 28 may reflect voluntary or contractual fee reductions. Without such voluntary or contractual fee reductions, the respective performance of the Funds would have been lower.
Management Fees
Trustmark is voluntarily waiving a portion of its advisory fee disclosed in the fee tables on pages 3 and 10 with respect to the Money Market and Intermediate Term Income Funds. These voluntary fee waivers may be revised or cancelled at any time by Trustmark.
As noted on pages 14 and 26, Trustmark is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Strategic Dividend Fund’s Class A Shares to 1.20% and the Leaders Equity Fund’s Class A and Class B Shares to 1.50% and 2.25%, respectively. To the extent that Trustmark waives its fees and/or absorbs expenses to satisfy these caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective caps.
Acquired Fund Fees and Expenses
“Acquired Fund” means any investment company in which a Fund invests or has invested during the period. Through their investments in Acquired Funds, the Short Term Government Income, Intermediate Term Income, Strategic Dividend, Large Cap Equity, Mid Cap Equity and Leaders Equity Funds will indirectly pay a portion of the operating expenses, including management fees, of the Acquired Funds. Acquired Fund fees and expenses disclosed in the fee tables on pages 6, 10, 14, 18, 22 and 26 are based on estimated amounts for the current fiscal year. Actual fees and expenses will vary based on each Fund’s allocation of assets to, and the annualized net expenses of, the Acquired Funds.
Expense Examples
The Examples on pages 3, 6, 10, 14, 18, 22, and 26 with respect to the Funds’ respective fees and expenses reflect a distribution and service (12b-1) fee of 0.25% of the average daily net assets of a Fund for the 1st year and 0.35% of the average daily net assets of a Fund for the 3, 5 and 10 year periods.

32

Who May Want To Invest?
Consider investing in the Money Market Fund if you:
•	have a low risk tolerance

•	are seeking preservation of capital

•	are investing short-term reserves

•	are willing to accept lower potential returns
Consider investing in the Bond Funds if you are:
•	looking to add a monthly income component to your portfolio

•	willing to accept the risks of price and dividend fluctuations
Consider investing in the Equity Funds if you are:
•	seeking a long-term goal such as retirement

•	looking to add a growth component to your portfolio

•	willing to accept the risks of investing in the stock markets
Disclosure of Fund Portfolio Holdings
A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Funds’ SAI.
FUND MANAGEMENT
Investment Adviser
Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds’ investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds’ investments directly with brokers and dealers selected by it in its discretion.
As of June 30, 2010 Trustmark had assets under management of approximately $3.1 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2010, The Wealth Management Division of Trustmark National Bank had approximately $8.2 billion in assets under management and/or administration. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Funds’ distribution activities and operations.
For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2010:

	As a percentage of
	average daily net assets
	as of 5/31/2010
The Money Market Fund	0.03	%*
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.46	%*
The Strategic Dividend Fund	0.49	%*
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	0.68	%*

*	Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.50% for the Intermediate Term Income Fund, 0.75% for the Strategic Dividend Fund, and 1.00% for the Leaders Equity Fund. To the extent Trustmark waives its fee or reimburses expenses to satisfy the contractual limitation set forth in the fee tables of the Strategic Dividend Fund and Leaders Equity Fund (the “cap”), it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the cap.

Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent approval of the Investment Advisory Agreement with respect to the Funds is provided in the Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2010.

33

Sub-Adviser
Trustmark, at its own expense, employs Orleans Capital Management Company (“OCM”) to provide certain advisory services in managing the Strategic Dividend Fund, as set forth in the “Principal Strategies” of the Fund. OCM, an SEC registered investment adviser, provides investment advisory services to institutional and other investors. OCM’s principal office is located at 830 West Causeway Approach, Suite 1200, Mandeville, LA 70471. OCM was founded in 1991 by owners Louis F. Crane and Rodney J. Abele and had approximately $1.56 billion under management as of June 30, 2010.
Portfolio Managers
Trustmark has an investment management staff of highly trained professionals who are responsible for the day-to-day management of each Performance Funds portfolio. The Large Cap Equity Fund, the Mid Cap Equity Fund, the Short Term Government Income Fund, the Intermediate Term Income Fund, the Strategic Dividend Fund and the Leaders Equity Fund are each managed by a team of Fund co-managers, research analysts, and other investment management professionals. See “Team Management” below.
Kelly Collins is the Portfolio Manager of the Money Market Fund and Co-Portfolio Manager of the Short Term Government Income Fund and the Intermediate Term Income Fund. He is a Vice President of Trustmark and has served as Portfolio Manager with Trustmark since 1991 and has over 19 years of experience in the investment management industry. Additionally, Mr. Collins is responsible for managing individual and institutional investment accounts specializing in fixed income investment management. Mr. Collins is a graduate of the University of Mississippi with a BBA in Banking and Finance and Managerial Finance.
Robert H. Spaulding is Co-Portfolio Manager of the Short Term Government Income Fund and the Intermediate Term Income Fund. Mr. Spaulding also serves as First Vice President and Trust Investment Officer and joined Trustmark in 1984. He is a graduate of the University of Mississippi with a B.B.A. degree in Business and the National Trust School at Northwestern University. Mr. Spaulding has over 36 years of trust and investment related experience. His primary responsibilities involve wealth management for individuals, endowments, foundations, self-insured workers compensation funds, and various governmental entities.
Douglas H. Ralston, CFA, who joined Trustmark in 1991, is a member of the Portfolio Management Team for the Leaders Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund. Mr. Ralston is President of Trustmark Investment Advisors, Inc. and has over 24 years of capital markets experience which includes investment banking and trust asset management. A graduate of Murray State University, he holds a BS degree in Economics and Finance. Mr. Ralston has served on the Board of Directors of the Mississippi Society of Financial Analysts and is a member of the CFA Institute. He also serves as an instructor for the Southern Trust School.
Heath R. Jordan, CFA, is a member of the Portfolio Management Team for the Large Cap Equity Fund, the Mid Cap Equity Fund, and the Leaders Equity Fund. Mr. Jordan, a Vice President of Trustmark, has over 11 years of experience in the investment industry including securities analysis, asset allocation, and quantitative modeling. He is a graduate of Belhaven College with a B.S. degree in Business Administration. Mr. Jordan joined Trustmark as a Portfolio Manager in September 2001 and is currently a board member of the CFA Society of Mississippi.
Ben T. Edwards, a Vice President and Portfolio Manager with Trustmark since January 1999, is a member of the Leaders Equity Fund team. He also manages personal trust and institutional accounts and serves as an investment strategist. He has 16 years of experience in the investment management industry including both brokerage and trust experience. Mr. Edwards is a graduate of Stetson University with a BBA in Finance.
Drew P. Cleland is a member of the Portfolio Management Team for the Large Cap Equity Fund, Mid Cap Equity Fund, and Leaders Equity Fund, and an Assistant Vice President and Securities Analyst for Trustmark. He joined Trustmark in 2003 and has 6 years of investment experience. Mr. Cleland is a 2003 graduate of the University of Mississippi with a BBA degree in Economics and a 2006 graduate of Millsaps College with a Masters in Business Administration with a concentration in Finance.
Louis F. Crane, CFA, is a member of the Strategic Dividend Fund investment team. Mr. Crane is President and Chief Investment Officer of OCM. He heads the investment policy committee of OCM and is directly involved with the management of all institutional accounts at OCM. He has 33 years of experience in investment management as well as broad experience in the international business arena. Prior to forming OCM in 1991, Mr. Crane was the senior fixed income manager at a major regional bank and responsible for the development of investment strategy and process. He previously served as Chief Investment Officer for two insurance companies. Mr. Crane began his investment career with Merrill Lynch & Co. in New York.
Rodney J. Abele, CFA, is a member of the Strategic Dividend Fund investment team. Mr. Abele, Senior Fixed Income Portfolio Manager of OCM has primary responsibility for public and corporate pension funds as well as religious foundations and endowments since the inception of OCM in 1991. Formerly, Mr. Abele was an executive vice president of a major regional bank and manager of the Trust and Capital Markets Division. He began his career as a fixed income Portfolio Manager. Mr. Abele has 33 years of experience in investment management.
L. Farrell Crane, Jr. is a member of the Strategic Dividend Fund investment team. Mr. Crane is Director of Research and Chief Compliance Officer of OCM overseeing all risk analysis and regulatory reporting at OCM since 2000. He has 18 years of experience as a corporate lawyer, managing financial restructurings of both publicly and privately held institutions as well as an extensive background in the review and analysis of securities. He was formerly a partner with Kirkendall & Isgur, L.L.P. and of Counsel with Butler & Binion, L.L.P. and Fulbright & Jaworski, L.L.P. in Houston, Texas.

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Emily C. Becker is a member of the Strategic Dividend Fund investment team. Ms. Becker, Fixed Income Portfolio Manager of OCM, has responsibility for a number of institutional accounts including pension funds, religious foundations and endowments since 1994. Prior to joining OCM, Ms. Becker was an institutional investment officer at a Louisiana bank where she provided investment portfolio strategy and execution services. Ms. Becker began her career with the Trust Department at a major regional bank in Houston with principal responsibility in investment administration.
Team Management. The team members or Co-Portfolio Managers, as noted above, for each of the Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund, Short Term Government Income Fund and Strategic Dividend Fund are jointly and primarily responsible for security analysis, industry recommendations, cash positions, purchase and sell decision making process and general daily oversight of each Fund.
Additional information about the Portfolio Managers’ compensation arrangements, other accounts managed by the Portfolio Managers, as applicable, and the Portfolio Managers’ ownership of securities of the Funds they manage is available in the Funds’ SAI.
The SAI also contains more detailed information about the Adviser and the Funds’ other service providers.
Distributor and Administrator
Citi Fund Services Ohio, Inc. (“Citi” or “Administrator”) provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. Citi also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. Citi is located at 3435 Stelzer Road, Columbus, Ohio 43219.
BHIL Distributors, Inc., (the “Distributor”), 4041 N. High Street, Suite 402, Columbus, OH 43214, acts as the Funds’ distributor. The Distributor is not an affiliate of either Citi or Trustmark.
Distribution and Shareholder Servicing Arrangements — Additional Payments
The Adviser has entered into a Distribution Services Agreement with the Distributor, whereby the Adviser has agreed that in the event that the Funds’ 12b-1 fees are not sufficient to pay for certain distribution activities described elsewhere in this prospectus and disclosed below, the Adviser will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Funds’ 12b-1 fees. Such payments by the Adviser, which includes what is sometimes called “revenue sharing,” may be made, among other things, to supplement commissions reallowed to dealers, or more generally to promote the sale of Fund shares or to service Fund shareholders. Among other things, such payments may include, but are not limited to: (1) due diligence payments for a broker-dealer’s examination of the Funds and payments for employee training and education in relation to the Funds; (2) listing fees for the placement of the Funds on a broker-dealer’s list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Fund shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Fund shares; and (5) payments for the sale of Fund shares and/or the maintenance of Fund share balances. These payments will not change the price an investor will pay for Fund shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals to recommend or sell shares of the Funds to a client over shares of other funds. For more information, please contact your investment professional.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
How Net Asset Value (“NAV”) is Calculated
The NAV of a Fund is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =
     Total Assets – Liabilities
Number of Shares Outstanding

1. You can find most Funds’ NAV daily in The Wall Street
    Journal and in other newspapers.

2. You can find most Funds’ NAV daily in The Wall Street
    Journal and in other newspapers.

Money Market Fund
The Money Market Fund’s NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The Fund’s NAV is normally determined on each Business Day at 12:00 noon, Eastern time (the “Pricing Time”). A Business Day is any day on which the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank are open and excludes the following holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans’ Day. See note about “Alternative Closing Time” below. The Money Market Fund values its securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

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Other Funds
The per share NAV for each non-Money Market Fund is determined and its shares are normally priced at the close of regular trading on the NYSE, or at 4:00 p.m., Eastern time, whichever is earlier, on each Business Day (the “Pricing Time”). On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the “Alternative Closing Time”). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next Business Day but no later than the Pricing Time.
The non-Money Market Funds’ securities, other than short-term debt obligations, are generally valued at current market prices. All securities for which market quotations are not readily available, including circumstances in which the most recent reported price is deemed unreliable, are valued at fair value as determined in accordance with procedures approved by the Funds’ Board of Trustees. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (5) any other security in which the Adviser, Sub-Adviser or Valuation Committee feel do not represent a reliable current price. The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgement of the Board of Trustees or its designee instead of being determined by market prices. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security. Since some Funds may invest in securities that are listed on foreign exchanges that can trade on days when the Funds do not price their shares, the value of those Funds’ assets may change on days when you will not be able to purchase or redeem Fund shares. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single factor for determining the fair value of a security, but rather several factors are used, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.
Money Market and Other Funds
Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your order in good order by the applicable Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by the applicable Pricing Time in order to receive the NAV calculated at the Pricing Time. If your order is received after the Pricing Time, you will receive the NAV calculated at the next Business Day’s Pricing Time.
Purchasing and Adding to Your Shares
Purchase of shares of the Funds may be made through the Funds or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. See “Transactions Through Intermediaries” under “General Policies on Selling Shares” in the section “Selling Your Shares.” Consult your investment representative or institution for specific information.

Account Type	Minimum Initial	Minimum Subsequent
Class A or B	Investment	Investment
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$50
Automatic Investment Plan	$25	$25
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, bank starter checks, and credit card convenience checks are not accepted.
A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See “Anti-Money Laundering Program” at the end of this section and the “Market Timing Policies” section.

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Certain broker-dealers and other financial intermediaries are authorized to accept purchase orders on behalf of a Fund at the Fund’s NAV next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting purchase requests and delivering funds on a timely basis. The Funds are not responsible for ensuring that the organizations carry out their obligations to their customers.
Avoid Backup Tax Withholding
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided a Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
Instructions for Opening or Adding to an Account
If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.
You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice.
All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

By Mail	By Regular Mail	By Express Mail

	Performance Funds Trust	Performance Funds Trust
	P.O. Box 182484	3435 Stelzer Road
	Columbus, OH 43218-2484	Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Account Applications are available by contacting the Fund at 1-800-737-3676 or visiting the Funds’ wesite at http://www.performancefunds.com

2. Make check or cashiers check payable to “Performance Funds Trust” and include the name of the appropriate Fund(s) on the check.

3. Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

• Fund name

• Share class

• Amount invested

• Account name and account number

2. Make check or cashiers check payable to “Performance Funds Trust” and include your account number on the check.

3. Mail or deliver investment slip and payment to the address above.

Electronic Purchases	Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

By Wire Transfer	Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

The wire must be received by 4:00 p.m. Eastern time in order to receive the current day’s NAV (1:30 p.m. Eastern time in the case of the Money Market Fund).

NOTE: Your bank may charge a wire transfer fee.
Questions?
Call 1-800-PERFORM

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Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.
You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice.
Automatic Investment Program
You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.
To invest regularly from your bank account:
•	Complete the Automatic Investment Plan portion on your Account Application.
Make sure you note:
•	Your bank name, address and account number;

•	The amount you wish to invest automatically (minimum $25);

•	How often you want to invest (every month or 4 times a year);

•	Attach a voided personal check.
Payroll Direct Deposit
You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.
For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.
Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, because Class A shares have lower distribution expenses. Capital gains are distributed at least annually.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU’VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
Anti-Money Laundering Program
Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

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Selling Your Shares
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “General Policies on Selling Shares” below.
Withdrawing Money From Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
Contingent Deferred Sales Charge
When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” below for details.
Instructions For Selling Shares
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges on your account application)	1. Call 1-800-737-3676 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” below.)

By Mail (See “General Policies on Selling Shares — Redemptions in Writing Required” below.)	1. Call 1-800-737-3676 to request redemption forms or write a letter of instruction indicating:

     • your Fund and account number

     • amount you wish to redeem

     • address where your check should be sent

• account owner signature

2. Mail to: Performance Funds Trust P.O. Box 182484 Columbus, OH 43218-2484

By Overnight Service
(See “General Policies on	See “By mail” instruction 1 above.
Selling Shares — Redemptions in Writing Required” below.)	2. Send to Performance Funds Trust c/o Citi Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219

Wire Transfer	Call 1-800-737-3676 to request a wire transfer.

You must indicate this option on your account application Note: Your financial institution may also charge a separate fee.
If you call by the cut-off time for redemptions (4:00 p.m. Eastern time except for the Money Market Fund which is 1:30 p.m. Eastern time), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day.

Electronic Redemptions	Call 1-800-737-3676 to request an electronic redemption.
Your bank must participate in the ACH and must be a U.S. bank	If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days.

Your bank may charge for this service.
Questions?
Call 1-800-PERFORM

39

Selling Your Shares — Continued
Automatic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-737-3676.

•	Include a voided personal check.

•	Your account must have a value of $25,000 or more to start withdrawals.
Class B shareholders are exempt from the CDSC imposed on redemptions involved in the Automatic Withdrawal Plan.
Redemption By Check Writing — The Money Market Fund
You may write checks in amounts of $100 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.
General Policies on Selling Shares
Transactions Through Intermediaries
Certain broker-dealers and other financial intermediaries are authorized to accept exchange or sales orders on behalf of a Fund at the Fund’s NAV next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. For those interested in the intermediary’s redemption procedures, please contact your financial intermediary.
Redemptions in Writing Required
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts (“IRAs”).
2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.
•	Your account registration or the name(s) on your account has changed within the last 10 business days.

•	The check is not being mailed to the address on your account.

•	The check is not being made payable to the owner(s) of the account.

•	The redemption proceeds are being transferred to another Fund account with a different registration.

•	The redemption proceeds are being wired to bank instructions currently not on your account.
Please note that for the Money Market Fund, signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (See instruction 2 above).
A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Verifying Telephone Redemptions
The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by telephone, transaction requests may be made by registered or express mail.
Redemptions Within 10 Business Days of Shares Purchased by Check
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

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Postponement of Redemption Request
Payment for shares may be delayed under extraordinary circumstances (such as during periods in which as a result of an emergency, the disposal or evaluation of the net asset value of portfolio securities is not reasonably practicable) or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by regular mail or express mail.
Redemption in Kind
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
Closing of Small Accounts
If your account falls (not as a result of market action) below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Fund may close your account and send you the proceeds at the current NAV. No CDSC will be imposed on shares redeemed as a result of involuntary account closing.
Undeliverable Distribution and Redemption Checks
For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as “undeliverable,” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.
Distribution Arrangements/Sales Charges
This section describes the fees and sales charges, including ways to qualify for reduced sales charges, that are associated with buying and selling Class A and Class B Shares of the Funds.

	Class A	Class B

Sales Charge (Load)	Front-end sales charge (not applicable to the Money Market Fund); reduced sales charges available for purchases greater than $50,000 as described below (no sales charge is applicable to purchases over $1 million though a CDSC may apply).	No front-end sales charge. A contingent deferred sales charge (CDSC) may be imposed on shares redeemed within six years after purchase; shares automatically convert to Class A Shares after 8 years. Maximum investment is $250,000.

Distribution and Service (12b-1) Fee	Subject to annual distribution and shareholder servicing fees of up to 0.35% of the Fund’s average daily net assets.	Subject to annual distribution and shareholder servicing fees of up to 1.00% of the Fund’s average daily net assets.

Fund Expenses	Lower annual expenses than Class B Shares.	Higher annual expenses than Class A Shares.
The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial adviser can help you decide whether Class A Shares or Class B Shares are more appropriate for you.
Calculation of Sales Charges
Class A Shares
Class A Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced. See “Sales Charge Reductions” following the tables below. There is no sales charge on reinvested dividends and distributions.

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The current sales charge rates and amounts paid as commissions to financial intermediaries are as follows:
All Funds Except the Money Market Fund and the Short Term Government Income Fund:

	Sales Charge as a %	Sales Charge as a %
Your Investment	of Offering Price	of Your Investment	Dealer Concession
Up to $50,000	5.25%	5.54%	5.00%
$50,001 up to $100,000	4.75%	4.98%	4.50%
$100,001 up to $250,000	3.75%	3.89%	3.50%
$250,001 up to $500,000	2.75%	2.82%	2.50%
$500,001 up to $1,000,000	1.75%	1.78%	1.50%
$1,000,001 and above[1]	0.00%	0.00%	0.25%
Short Term Government Income Fund Only:

	Sales Charge as a %	Sales Charge as a %
Your Investment	of Offering Price	of Your Investment	Dealer Concession
Up to $50,000	3.00%	3.09%	2.75%
$50,001 up to $100,000	2.50%	2.56%	2.25%
$100,001 up to $250,000	2.00%	2.04%	1.75%
$250,001 up to $500,000	1.50%	1.52%	1.25%
$500,001 up to $1,000,000	1.00%	1.01%	0.75%
$1,000,001 and above[1]	0.00%	0.00%	0.25%
The Money Market Fund does not charge an initial sales charge. The Distributor reserves the right to pay the entire sales charge to dealers.

[1]	There is no initial sales charge on purchases of more than $1 million. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after the purchase of shares. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. A fee of up to 1% of the offering price of such shares sold is paid to broker dealers.
Class B — All Funds Except Short Term Government Income Fund, Intermediate Term Income Fund, Strategic Dividend Fund and Money Market Fund
Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the seventh anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule to the right. There is no CDSC on reinvested dividends or distributions. A dealer commission of 4.00% of the original purchase price of Class B shares of the Fund will be paid by the Distributor to financial institutions and intermediaries.
Contingent Deferred Sales Charge

Class B
Years Since Purchase	CDSC
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7	0.0%
If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

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Conversion Feature — Class B Shares
•	Class B shares automatically convert to Class A shares of the same Fund after eight years from the end of the month of the original purchase.

•	After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.
Sales Charge Reductions
Reduced sales charges for Class A shares are available to shareholders with investments of more than $50,000 (investments of more than $1 million are not subject to sales charges; however, they are subject to a CDSC). In addition, you may qualify for reduced sales charges under the following circumstances:
•	Letter of Intent You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

•	Rights of Accumulation When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

•	Combination Privilege Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.
To take advantage of the Rights of Accumulation and Combination Privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. Additional information regarding Letters of Intent, Rights of Accumulation and the Combination Privilege is available in the Funds’ SAI.
Sales Charge Waivers — Class A Shares
The following situations qualify for waivers of sales charges:
•	Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

•	Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates, and employees of the Adviser and/or Sub-adviser (and spouses, children and parents of each of the foregoing);

•	Investors for whom Trustmark, a Trustmark correspondent bank, or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

•	Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load);

•	Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plan, which by its terms permits purchases of shares;

•	For purchases from proceeds of redemptions of another non-money market mutual fund that imposes a sales charge, such purchase having been made within 60 days of the redemption; and

•	Shares purchased by any person within an approved asset allocation program sponsored by Services Organization.
Reinstatement Privilege
If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
Class B Shares — CDSC Waivers
The CDSC will be waived under certain circumstances, including the following:
•	Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.
Information regarding each Fund’s sales charges, sales charge waivers and breakpoints may also be found in the SAI which is available on the Funds’ website at www.performancefunds.com.

43

Distribution and Service (12b-1) Fees
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. Over time, 12b-1 distribution and service fees will increase the cost of your investment and may cost you more than other types of sales charges because these fees are paid out of each Fund’s net assets on an on-going basis.
•	The 12b-1 fees vary by share class as follows:

•	Class A shares may pay a 12b-1 fee of up to 0.35% of the average daily net assets of a Fund. The Distributor currently limits each Fund’s Class A plan fees to 0.25% (which is the amount included in the Funds’ respective fee table on pages 3, 6, 10, 14, 18, 22 and 26). These limitations may be revised or discontinued or increased to 0.35% by the Fund’s Board of Trustees at any time without a vote of the Fund’s shareholders.

•	Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. The higher Class B plan fees will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

•	While all of Class A shares’ Rule 12b-1 fee constitutes a “distribution fee,” only 0.75% of Class B shares’ fees constitutes a distribution fee and the remainder is used for shareholder servicing fees.

•	The higher 12b-1 fee on Class B shares, together with the CDSC, helps the Distributor sell Class B shares without an “up-front” sales charge. In particular, these fees help to defray the costs of advancing brokerage commissions to investment representatives.
Exchanging Your Shares
You can exchange your shares in one Fund for shares of the same class, of another Performance Fund, usually without paying additional sales charges (see “Notes On Exchanges” below). No transaction fees are charged for exchanges.
You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676. Please provide the following information:
•	Your name and telephone number;

•	The exact name on your account and account number;

•	Taxpayer identification number (usually your Social Security number);

•	Dollar value or number of shares to be exchanged;

•	The name of the Fund from which the exchange is to be made;

•	The name of the Fund into which the exchange is being made.
See “Selling Your Shares” for important information about telephone transactions.
Automatic Exchanges (Class B Shares Only)
You can use the Funds’ Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from Class B shares of the Funds. To participate in the Automatic Exchange:
•	Complete the appropriate section of the Account Application.

•	Shareholders must have a minimum initial purchase of $10,000 in their Performance Funds accounts.
To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.
Notes On Exchanges
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
The registration and tax identification numbers of the two accounts must be identical.
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.
Questions?
Call 1-800-PERFORM

44

Market Timing Policies
The Funds are NOT designed for market timing strategies. If you engage in market timing, do not invest in shares of the Funds. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Funds additional tax liability. The Funds therefore discourage frequent purchases and exchanges (“trading”) by shareholders and they do not knowingly permit nor make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control.
Shareholders are restricted from making more than two “round trips” within a 30-day period provided that there are no more than five (5) round trips within a 90-day period (“Round Trip Policy”). A round trip is defined as a purchase into a Fund followed by a redemption out of the same Fund and includes exchanges (but excludes transfers of ownership). If a transaction exceeds either round trip restriction, further purchases and exchanges of any Fund WILL be suspended for a 90-day period. The Transfer Agent is not obligated to provide the shareholder or intermediary an earlier warning notice of approaching the last permitted trade. Following the 90-day suspension and with no further evidence of market timing, a Fund may at its discretion provide notice requesting the shareholder redeem all account shares and close the account(s). As stated below, the Funds reserve the right to restrict purchases and exchanges indefinitely without notice in the event of detection of suspected market timing activities.
The Round Trip Policy does not apply to the Money Market Fund or the Funds’ Automated Investment Program, Automatic Withdrawal Plan, Automatic Reinvestment of Dividends and Distributions, Class B shares Conversion Privilege and Automatic Exchange Program. In addition, exceptions to the Round Trip Policy may be made at the Funds’ discretion for (i) retirement plans to conform to plan exchange features and applicable law and regulation (for example, hardship withdrawals, rollovers, Roth IRA conversions, etc.) and (ii) automated or pre-established exchange, asset allocation or dollar cost averaging programs. The Funds’ Round Trip Policy applies uniformly to all investors, notwithstanding exceptions previously noted. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party trading platforms/clearinghouses, maintain omnibus accounts in which they aggregate orders of multiple investors and forward these aggregated orders to the Funds. Because an omnibus account has aggregated trades which may involve transactions from other fund families having differing market timing policies, the Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts. If necessary, the Funds may prohibit additional purchases or exchanges by financial intermediaries maintaining such omnibus accounts to enforce their market timing policy.
While the Funds will use their best efforts to work with intermediaries to enforce the Round Trip Policy or any other frequent trading policy (of the intermediary), there is no guarantee: (i) that the Funds will be able to detect all violations of its Round Trip Policy; (ii) that all instances of frequent trading in Fund shares, whether or not transacted through an intermediary, will be prevented or; (iii) that the Transfer Agents’ controls and procedures will be successful to identify or anticipate any person, group or account engaging in abusive trading activity or to curtail that activity. If the Funds detect a suspected market timing transaction or pattern of abusive trading, including instances where the above round trip limitations have not been exceeded or involve exchanges to and from the Money Market Fund, the Funds reserve the right to (i) restrict or prohibit all purchases or exchanges and terminate telephonic privileges indefinitely at any time without prior notice and (ii) provide notice requesting that the shareholder redeem the entire shares of any and all accounts and close such account(s). Neither the Funds, the Distributor, the Adviser nor the Transfer Agent will be held liable for any loss resulting from enforcing the above policy including circumstances involving (i) a rejected purchase or exchange order or (ii) delay in submitting a redemption order due to a revoked telephone privilege.
Service Organizations
Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations (“Service Organization(s)”) may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund’s average daily net assets for these services, which include:
•	receiving and processing shareholder orders

•	performing the accounting for customers’ sub-accounts

•	maintaining retirement plan accounts

•	answering questions and handling correspondence for customer accounts

•	acting as the sole shareholder of record for customer accounts

•	issuing shareholder reports and transaction confirmations

•	performing daily “sweep” functions
Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in “services fees” within the meaning of the FINRA Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders. Although the amount of these fees are currently limited to 0.08%, (which is the amount included under “Other Expenses” in the Funds’ respective fee tables on pages 3, 6, 10, 14, 18, 22 and 26), such fees may be increased at any time by the Funds’ Board of Trustees up to 0.35%.

45

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to its customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers’ sub-accounts.
Dividends, Distributions and Taxes
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where noted, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.
Except as discussed below, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, except as discussed below.
Distributions attributable to the net capital gain of a Fund (excess of long-term capital gain over short-term capital loss) will generally be taxable to you as long-term capital gain, regardless of how long you have held your shares.
The maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is currently 15%. Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will also generally be taxed at the long-term capital gain rate of 15%, as long as certain requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (and the Fund will generally need to have met a similar holding period requirement with respect to the shares of the corporation paying the dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such a Fund’s securities lending activities, portfolio turnover or investments in debt securities or “non-qualified” foreign corporations. No substantial portion of the distributions of the Money Market and Bond Funds will qualify for this reduced rate.
Pursuant to sunset provisions contained in the Internal Revenue Code, the maximum long-term capital gain rate described above will be restored to 20% and dividends will be subject to tax at ordinary rates for taxable years beginning after December 31, 2010. In addition, beginning in 2013, taxpayers with income of $200,000 or more for individuals, or $250,000 or more for joint filers, will be subject to an additional tax of 3.8% on “unearned income,” including capital gains and dividends.
Dividends and distributions from each of the Funds will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.
A portion of distributions paid by the Equity Fund to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.
You will be notified annually of the tax status of distributions to you.
You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”
You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.
The one major exception to the tax principles discussed above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

46

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Fund, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then the Fund will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.
Shareholders also may be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of Fund distributions, if any, that are attributable to interest on certain types of federal securities.
For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains of a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.
Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in the Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.
All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.
More information about taxes is contained in the SAI.
Householding
In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

47

FINANCIAL HIGHLIGHTS
The Financial Highlights tables on the following pages are intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal years ended May 31, 2010, 2009, 2008 and 2007 has been derived from financial statements audited by KPMG LLP, the independent registered public accounting firm for the Funds, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request. Information for the fiscal year or periods ended May 31, 2006 was derived from financial statements audited by the Funds’ previous independent registered public accounting firm.

Financial Highlights	Money Market Fund
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and								Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends				Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net Asset		at End	Expenses	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End		of Period	to Average	Average Net	Net
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Total Return	(000’s)	Net Assets	Assets	Assets(a)
The Money Market Fund
Class A Shares
Year Ended May 31, 2010	$1.00	$— *	$— *	$— *	$— *	$— *	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	1.00	0.01	— *	0.01	(0.01)	(0.01)	1.00	0.78%	14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	1.00	0.03	— *	0.03	(0.03)	(0.03)	1.00	3.52%	22,338	0.73%	3.49%	0.87%
Year Ended May 31, 2007	1.00	0.05	— *	0.05	(0.05)	(0.05)	1.00	4.60%	29,016	0.73%	4.50%	0.87%
Year Ended May 31, 2006	1.00	0.03	— *	0.03	(0.03)	(0.03)	1.00	3.32%	37,955	0.72%	3.28%	0.86%

*	Less than $0.005 per share.

(a)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

48

FINANCIAL HIGHLIGHTS	Bond Funds
Selected data for a share outstanding throughout the periods indicated.

	Investment Activities
			Net
			Realized
			and
			Unrealized									Ratio of Net	Ratio of
	Net Asset		Gains/		Dividends				Total Return	Net Assets	Ratio of	Investment	Expenses
	Value	Net	(Losses)	Total from	Net	Net		Net Asset	(Excludes	at End	Expenses to	Income to	to Average
	Beginning	Investment	on	Investment	Investment	Realized	Total	Value, End	Sales	of Period	Average	Average Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Dividends	of Period	Charge)(a)	(000’s)	Net Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Short Term Government Income Fund
Class A Shares
Year Ended May 31, 2010	$9.95	$0.16	$0.01	$0.17	$(0.16)	$—	$(0.16)	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	9.92	0.31	0.03	0.34	(0.31)	—	(0.31)	9.95	3.45%	6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	9.70	0.36	0.22	0.58	(0.36)	—	(0.36)	9.92	6.07%	4,980	0.94%	3.60%	1.09%	28.90%
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	—	(0.35)	9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	—	(0.30)	9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%

The Intermediate Term Income Fund
Class A Shares
Year Ended May 31, 2010	10.58	0.41	0.26	0.67	(0.41)	(0.01)	(0.42)	10.83	6.47%	7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	10.25	0.41	0.34	0.75	(0.42)	—	(0.42)	10.58	7.51%	7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	9.98	0.44	0.27	0.71	(0.44)	—	(0.44)	10.25	7.16%	6,233	0.98%	4.23%	1.17%	10.56%
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	—	(0.45)	9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	—	(0.46)	9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%

a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio for the Short Term Government Income Fund Class A Shares was 0.05% and for the Intermediate Term Income Fund Class A Shares was 0.05%. The impact to the total return was 0.05%.

b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

49

FINANCIAL HIGHLIGHTS	Equity Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and										Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends					Total Return	Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net		Net Asset	(Excludes	at End	Expenses to	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Return of	Realized	Total	Value, End	Sales	of Period	Average	Average Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Capital	Gains	Dividends	of Period	Charge)	(000’s)	Net Assets	Assets	Assets(a)	Turnover(b)
The Strategic Dividend Fund
Class A Shares
Year Ended May 31, 2010	$7.64	$0.24	$1.35	$1.59	$(0.23)	$—	$—	(0.23)	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	11.83	0.25	(3.92)	(3.67)	(0.21)	(0.07)	(0.24)	(0.52)	7.64	(31.02)%	1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	12.60	0.30 (c)	(0.38)	(0.08)	(0.30)	—	(0.39)	(0.69)	11.83	(0.48)%	1,279	1.20%	2.55%	1.44%	6.61%
Year Ended May 31, 2007	10.78	0.25	1.96	2.21	(0.26)	—	(0.13)	(0.39)	12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
Year Ended May 31, 2006	10.23	0.30	0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)	10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%

(a)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c)	Amounts calculated using the daily average share method.

50

FINANCIAL HIGHLIGHTS	Equity Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized									Ratio of Net
			and									Investment	Ratio of
	Net Asset	Net	Unrealized		Dividends				Total Return	Net Assets	Ratio of	Income/	Expenses
	Value,	Investment	Gains/	Total from	Net	Net		Net Asset	(Excludes	at End	Expenses to	(Loss) to	to Average
	Beginning	Income/	(Losses) on	Investment	Investment	Realized	Total	Value, End	Sales	of Period	Average	Average Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Dividends	of Period	Charge)(a)	(000’s)	Net Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Large Cap Equity Fund
Class A Shares
Year Ended May 31, 2010	$6.45	$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	9.88	0.07	(3.43)	(3.36)	(0.07)	—	(0.07)	6.45	(34.06)%	11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	12.28	0.05	(0.61)	(0.56)	(0.05)	(1.79)	(1.84)	9.88	(5.44)%	19,709	1.26%	0.43%	1.41%	51.79%
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)	12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)	14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%

Class B Shares
Year Ended May 31, 2010	5.84	(0.02)	0.82	0.80	(0.01)	—	(0.01)	6.63	13.77%	72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	8.97	— *	(3.10)	(3.10)	(0.03)	—	(0.03)	5.84	(34.53)%	126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	11.38	(0.07)	(0.52)	(0.59)	(0.03)	(1.79)	(1.82)	8.97	(6.19)%	348	2.01%	(0.36)%	2.07%	51.79%
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)	11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)	13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.06% for Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

51

FINANCIAL HIGHLIGHTS	Equity Funds
Selected data for a share outstanding throughout the periods indicated.

	Investment Activities
			Net
			Realized										Ratio of Net
			and									Ratio of	Investment	Ratio of
	Net Asset	Net	Unrealized		Dividends					Total Return	Net Assets	Expenses to	Income/	Expenses
	Value,	Investment	Gains/	Total from	Net	Return	Net		Net Asset	(Excludes	at End	Average	(Loss) to	to Average
	Beginning	Income/	(Losses) on	Investment	Investment	of	Realized	Total	Value, End	Sales	of Period	Net	Average Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Capital	Gains	Dividends	of Period	Charge)(a)	(000’s)	Assets (a)	Assets(a)	Assets(b)	Turnover(c)
The Mid Cap Equity Fund
Class A Shares
Year Ended May 31, 2010	$6.94	$(0.02)	$1.78	1.76	$—	$— *	$—	$— *	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	13.82	(0.02)	(6.43)	(6.45)	—	— *	(0.43)	(0.43)	6.94	(46.57)%	13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	14.26	(0.06)	0.97	0.91	—	—	(1.35)	(1.35)	13.82	6.64%	26,637	1.32%	(0.48)%	1.47%	63.22%
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	—	(3.15)	(3.16)	14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	—	(2.29)	(2.29)	15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%

Class B Shares
Year Ended May 31, 2010	5.93	(0.08)	1.52	1.44	—	—	—	—	7.37	24.28%	311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	12.01	(0.07)	(5.58)	(5.65)	—	—	(0.43)	(0.43)	5.93	(46.95)%	323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	12.65	(0.17)	0.88	0.71	—	—	(1.35)	(1.35)	12.01	5.86%	711	2.07%	(1.22)%	2.12%	63.22%
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	—	(3.15)	(3.16)	12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	—	(2.29)	(2.29)	14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

52

FINANCIAL HIGHLIGHTS	Equity Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and									Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends				Total Return	Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from		Net		Net Asset	(Excludes	at End	Expenses to	Loss to	to Average
	Beginning	Investment	(Losses) on	Investment	Return of	Realized	Total	Value, End	Sales	of Period	Average	Average Net	Net	Portfolio
	of Period	Loss	Investments	Activities	Capital	Gains	Dividends	of Period	Charge)(a)	(000’s)	Net Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Leaders Equity Fund
Class A Shares
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	9.24	(0.04)	(4.24)	(4.28)	—	—	—	4.96	(46.32)%	1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	10.38	(0.07)	0.01	(0.06)	(0.03)	(1.05)	(1.08)	9.24	(1.26)%	2,690	1.45%	(0.73)%	1.77%	135.97%
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	—	(0.72)	(0.72)	10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—	—	—	9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%

Class B Shares
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	8.62	(0.10)	(3.93)	(4.03)	—	—	—	4.59	(46.75)%	92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	9.82	(0.15)	0.03	(0.12)	(0.03)	(1.05)	(1.08)	8.62	(1.98)%	242	2.20%	(1.47)%	2.42%	135.97%
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	—	(0.72)	(0.72)	9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—	—	—	9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(b)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

53

For more information about the Funds, the following documents are available free of charge upon request:
Annual/Semi-Annual Reports (“Reports”)
The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.
You can get free copies of Reports and the SAI, prospectuses of other Funds in the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.
To obtain copies of the Reports, SAI, other information about the Funds or to make shareholder inquiries, you can contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM
You can also obtain copies of the Reports and SAI on our Website at:

http://www.performancefunds.com
Information from the Securities and Exchange Commission
You may review and obtain copies of the Reports and SAI by visiting the SEC’s Public Reference Room in Washington, D.C. The Reports and SAI are also available on the SEC’s EDGAR database at www.sec.gov. You may obtain copies of the Reports and SAI by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Investment Company Act File No. 811-06603

PRO A&B 10/10

54

PERFORMANCE FUNDS TRUST
A Family Of Mutual Funds

Ticker Symbol
Institutional Class
THE MONEY MARKET FUND	PTIXX

THE U.S. TREASURY MONEY MARKET FUND	PTUXX

THE SHORT TERM GOVERNMENT INCOME FUND	PFSIX

THE INTERMEDIATE TERM INCOME FUND	PFFIX

THE STRATEGIC DIVIDEND FUND	PSDFX

THE LARGE CAP EQUITY FUND	PFEQX

THE MID CAP EQUITY FUND	PCGIX

THE LEADERS EQUITY FUND	PILEX
INSTITUTIONAL CLASS
PROSPECTUS
OCTOBER 1, 2010
Questions?
Call 1-800-PERFORM
or Your Investment Representative.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Mutual Funds are:

NOT FDIC INSURED
May Lose Value	No Bank Guarantee

1

Carefully review this important section
for each Fund’s investment objective,
fees and expenses, portfolio turnover,
investment strategies, risks,
performance, portfolio management and other
summarized information.	Summary Section

3 – 27

Money Market Funds

	3	The Money Market Fund
	6	The U.S. Treasury Money Market Fund

Bond Funds

	9	The Short Term Government Income Fund
	12	The Intermediate Term Income Fund

Equity Funds

	15	The Strategic Dividend Fund
	18	The Large Cap Equity Fund
	21	The Mid Cap Equity Fund
	24	The Leaders Equity Fund

Additional Information

Review this section for additional	28	More Information About Fund Investments and Risks
information about the Funds’ investment policies and risks.	30	More Information About Fees, Fee Waivers and Fund Performance
	31	Who May Want to Invest?
	31	Disclosure of Fund Portfolio Holdings

Fund Management

Review this section for Fund Management details on the people and organizations who oversee the Funds.	31	Investment Adviser
	32	Sub-Adviser
	32	Portfolio Managers
	33	Distributor and Administrator

Shareholder Information

Review this section for shareholder	33	Pricing of Fund Shares
information details on how shares	34	Purchasing and Adding to Your Shares
are valued, how to purchase, sell and	37	Selling Your Shares
exchange shares, related fees and	38	General Policies on Selling Shares
payments of dividends and distributions.	39	Exchanging Your Shares
	40	Market Timing Policies
	40	Service Organizations
	41	Dividends, Distributions and Taxes
	41	Householding

Financial Highlights

	42	Money Market Funds
	44	Bond Funds
	46	Equity Funds

Back Cover
EX-99.28.A.II
EX-99.28.E
EX-99.28.H.VII
EX-99.28.H.XIII
EX-99.28.H.XXIII
EX-99.28.H.XXVII
EX-99.28.I.II
EX-99.28.J
The Funds are managed by Trustmark Investment Advisors, Inc. (the “Adviser” or “Trustmark”). Orleans Capital Management (“OCM”or the “Sub-Adviser”) serves as sub-adviser to the Strategic Dividend Fund.

2

THE MONEY MARKET FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $51	3 Years: $160	5 Years: $280	10 Years: $628
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.
Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by the Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

3

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.
Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q4 2000	1.58%

Worst quarter:	Q3 2009	0.01%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.02%.1

Average Annual Total Returns (as of December 31, 2009)	1 Year	5 Years	10 Years
Institutional Shares	0.09%	2.81%	2.69%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Institutional Class shares was 0.12%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund’s yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

4

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Money Market Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 1996. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

THE U.S. TREASURY MONEY MARKET FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with liquidity and maximum safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $51	3 Years: $160	5 Years: $280	10 Years: $628
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”) (“80% Policy”). U.S. Treasury Securities include Bills, Notes, Bonds, and separately traded registered interest and principal securities (“STRIPs”). The Fund will provide notice to shareholders at least 60 days prior to any changes in this 80% Policy.
In managing the Fund, the portfolio manager focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.
The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, and limits the maturity of each security in its portfolio to 397 days or less.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

6

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Although the U.S. Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the U.S. Treasury Money Market Fund by showing changes in the Fund’s performance from year to year, and for the one year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q1 2008	0.55%

Worst quarter:	Q2 2009	0.00%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.01%.

			Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	(September 18, 2007)
Institutional Shares	Return Before Taxes[1]	0.04%	0.98%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Institutional Class shares was 0.34%. For current yield information on the Fund, call 1-800-PERFORM. The U.S. Treasury Money Market Fund’s yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

7

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2007. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

THE SHORT TERM GOVERNMENT INCOME FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with limiting the risk of potential loss.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.73%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $75	3 Years: $233	5 Years: $406	10 Years: $906
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in U.S. Government Securities (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of less than three years with a maximum effective maturity of five years for any individual security. The Fund focuses on maximizing income consistent with prudent investment risk within this maturity range and the credit and risk tolerances established for the Fund. The Fund typically seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase and lengthening the average maturity to take advantage of expected interest rate declines.
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

9

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Short Term Government Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2001	3.13%

Worst quarter:	Q2 2004	-0.67%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 1.20%.

10

SUMMARY SECTION
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Institutional Shares	Return Before Taxes	1.21%	3.47%	3.98%
Institutional Shares	Return After Taxes on Distributions	0.36%	2.29%	2.60%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	0.78%	2.27%	2.57%
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (index reflects no deduction for fees, expenses or taxes)[1]		1.23%	4.16%	4.60%

[1]	The BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an unmanaged index comprised of U.S. Treasury issues and debt securities of U.S. Government agencies.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

11

THE INTERMEDIATE TERM INCOME FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
A high level of current income. Total return, within certain parameters, is a secondary consideration.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $87	3 Years: $271	5 Years: $471	10 Years: $1,049
Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its net assets in U.S. Government Securities (“65% Policy”). The Fund will normally have a dollar-weighted average portfolio maturity of 3-10 years. While maturity and credit quality are the most important investment factors, the Fund also considers (1) current yield and yield to maturity and (2) potential for capital gain when making investment decisions.
U.S. Government Securities include Treasury securities and Agency securities as described below. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks. Agency securities are issued or guaranteed by a federal agency or a government sponsored entity (“GSE”) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities. The Fund treats mortgage-backed securities guaranteed by GSEs as Agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

12

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest primarily in fixed income securities, which present a lesser potential for capital appreciation than equity securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with market fluctuations.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Credit Risk To the extent the Fund invests in non-U.S. Government debt securities, they are subject to greater credit risk. Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Prepayment Risk When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
Call Risk Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — a high-yielding bond before its maturity date, thereby causing the Fund to experience a decline in income and the potential for taxable capital gains.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Intermediate Term Income Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q4 2008	6.01%

Worst quarter:	Q2 2004	-2.35%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 4.92%.

13

SUMMARY SECTION
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Institutional Shares	Return Before Taxes	3.18%	4.83%	6.00%
Institutional Shares	Return After Taxes on Distributions	1.67%	3.21%	4.14%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	2.07%	3.16%	4.02%
BofA Merrill Lynch U.S. Corporate & Government Index (index reflects no deduction for fees, expenses or taxes)[1]		4.84%	4.67%	6.30%

[1]	The BofA Merrill Lynch U.S. Corporate & Government Index is an unmanaged index comprised of U.S. Treasury issues, debt securities of U.S. Government agencies guaranteed by the U.S. Government and corporate debt securities.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Intermediate Term Income Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2000. He is also a Vice President of Trustmark. In May 2007, Robert H. Spaulding, First Vice President of Trustmark, became a co-portfolio manager with Kelly Collins.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

THE STRATEGIC DIVIDEND FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
High level of current income and long term growth of income consistent with preservation of capital. The objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[1]	1.27%
Fee Waiver[1]	0.27%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.00%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Fund’s Institutional Class shares to 0.95%. These contractual limitations are in effect until at least September 30, 2011 and may not be revised or terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $102	3 Years: $376	5 Years: $671	10 Years: $1,510
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities (including common stocks, preferred stocks, convertible securities and real estate investment trusts, also known as “REITs”) (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM”), the Fund’s Sub-Adviser, seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity instruments and investment grade quality debt securities in the ten economic sectors of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”). The ten economic sectors are Energy, Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials, Information Technology, Utilities and Telecommunications.
The Sub-Adviser expects that a significant portion of the Fund’s equity holdings will represent stocks of domestic large capitalization companies (i.e., having market capitalizations of at least $3 billion) that (1) currently generate a high yield in the form of dividends with modest dividend growth or (2) pay a modest dividend but have exhibited significant growth in dividends together with a company commitment to grow dividends and an economic ability to achieve dividend growth. The Sub-Adviser will determine the sectors in which particular industries and companies belong on the basis of relevant market and business considerations. Companies will be assigned to sectors based on their principal business activity as reflected by gross revenues. Portfolio securities are typically sold when, in the assessment of the Fund’s Sub-Adviser, the income or growth potential of such securities materially changes.

15

SUMMARY SECTION
In pursuing its investment strategy and in response to changes in the general economy or within particular sectors, the Strategic Dividend Fund may increase, decrease or eliminate entirely a particular sector’s representation in the Fund’s portfolio. At no time will any one sector comprise more than 50% of the Fund’s total assets nor will 25% or more of the Fund’s total assets be concentrated in the securities of companies falling into any one industry. Neither Trustmark nor the Sub-Adviser anticipates that the Fund’s investment in a single, specific sector will comprise as much as 50% of the Fund’s assets. With respect to the Fund’s investments in fixed income securities, the Fund will invest in securities with individual maturities between 1 and 25 years. However, from time to time, the Fund may invest in fixed income securities having remaining maturities of 90 days or less.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk The value of debt securities will rise and fall generally with bond market fluctuations and the stock market in general will fluctuate which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. To the extent that the Fund has greater emphasis on investments in a particular sector, its share values may fluctuate in response to events affecting that sector.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Strategic Dividend Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2009	15.21%

Worst quarter:	Q4 2008	-20.79%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -3.37%.

16

SUMMARY SECTION
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Year	(November 9, 2004)
Institutional Shares	Return Before Taxes	23.89%	2.35%	2.96%
Institutional Shares	Return After Taxes on Distributions	23.52%	1.70%	2.29%
	Return After Taxes on Distributions and Sale of Shares	15.93%	2.00%	2.51%
Dow Jones Select Dividend Index (index reflects no deduction for fees, expenses or taxes)[1]		11.13%	-2.03%	-1.49%

[1]	The Dow Jones Select Dividend Index (the “Index”) is an unmanaged index derived from the Dow Jones U.S. Total Market Index, which covers approximately 95% of U.S. market capitalization. Stocks are screened by dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume, and are selected based on dividend yield. The Index represents the top 100 U.S. stocks by dividend yield.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Strategic Dividend Fund’s investment adviser.
SUB-ADVISERS
Orleans Capital Management (“OCM”) is the Fund’s sub-adviser.
PORTFOLIO MANAGER
Louis F. Crane, President and Chief Investment Officer of OCM, has been the lead manager of the Fund since its inception in November, 2004. Rodney J. Abele, L. Farrell Crane Jr. and Emily C. Becker serve as members of the portfolio management team since the Fund’s inception in November, 2004.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

THE LARGE CAP EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Long-term capital appreciation. Income generation is a secondary consideration.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses	1.08%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $110	3 Years: $343	5 Years: $595	10 Years: $1,317
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its assets in common stocks of large, well-established U.S. companies (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Trustmark, the Funds investment adviser, considers large companies to be companies whose market capitalizations are equal to or in excess of the median capitalization of the Standard and Poors 500® Index (“S&P 500 Index”) at the time of the purchase of the issuer’s securities. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of June 30, 2010 the median capitalization of the S&P 500® Index was $8.29 billion. The S&P 500® Index is rebalanced quarterly. Trustmark Investment Advisors, Inc. (“Trustmark”), focuses on stocks that it believes are undervalued in terms of price or other financial measurements. In particular, Trustmark selects companies for investment using both quantitative and qualitative analysis to identify those issuers that, in Trustmark’s opinion, exhibit above average earnings growth and are attractively valued utilizing a multi-factor model. The quantitative multi-factor approach analyzes companies in six broad categories of relative valuation. These categories are measures of (1) value; (2) yield; (3) price and earnings momentum; (4) historical and projected earnings growth; (5) price and earnings risk; and (6) liquidity. The Fund may also purchase dividend paying stocks of particular issuers when the issuer’s dividend record may, in Trustmark’s opinion, have a favorable influence on the securities’ market value. Trustmark will consider selling securities that no longer meet the Fund’s criteria for investing.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

18

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Large Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q2 2003	12.40%

Worst quarter:	Q4 2008	-18.91%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -7.88%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Institutional Shares	Return Before Taxes	11.66%	-1.09%	-2.53%
Institutional Shares	Return After Taxes on Distributions	11.46%	-2.77%	-4.22%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	7.79%	-0.60%	-2.13%
S&P® 500 Index (index reflects no deduction for fees, expenses or taxes)[1]		26.47%	0.42%	-0.95%

[1]	The S&P 500® Index is an unmanaged index of common stocks representative of the large company sector of the equity market.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

19

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Large Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1991 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

20

THE MID CAP EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Growth of capital by attempting to outperform the Standard and Poors MidCap 400 Index (“S&P MidCap 400 Index”).
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $121	3 Years: $378	5 Years: $654	10 Years: $1,443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies (those within the range of market capitalizations included in the S&P MidCap 400 Index (“80% Policy”). The Fund will provide notice to shareholders at least 60 days prior to any change to this nonfundamental policy. Trustmark Investment Advisors, Inc. (“Trustmark”), the Fund’s investment adviser, selects stocks that it believes are undervalued, and have the potential for future earnings growth. The S&P MidCap 400 Index contains 400 domestic stocks with market capitalizations ranging from $200 million to $6.65 billion as of June 30, 2010. The S&P MidCap 400 Index is rebalanced quarterly.
Trustmark will rely extensively upon computer models developed by it for stock selection. The disciplined approach which is based on input of the Fund’s companies’ fundamentals allows it to rank the 400 stocks in the S&P MidCap 400 Index in order of attractiveness. The Fund’s portfolio, depending on its size, will contain anywhere from approximately 40 to 120 of the most attractive stocks ranked by the model. Trustmark may also rely upon other factors both fundamental and non-fundamental in determining the composition of the Fund.
Factors considered by Trustmark when selecting the most attractive stocks include the following: (1) company profitability; (2) dividend yield; (3) earnings volatility; (4) proprietary valuation model; (5) proprietary analysis of earnings momentum; (6) relative valuation and relative earnings momentum; and (7) composite rank. Trustmark will consider selling those securities which no longer meet the Fund’s criteria for market capitalization.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.

21

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Investing in the Mid Cap Equity Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Capitalization Risk Medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
More information about risks can be found under “Additional Information — More Information About Fund Investment and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Mid Cap Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods as compared to a broad-based securities index. Past performance, including before-and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q2 2003	15.67%

Worst quarter:	Q4 2008	-27.50%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -1.51%.

22

SUMMARY SECTION
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	10 Years
Institutional Shares	Return Before Taxes	14.07%	-1.39%	2.07%
Institutional Shares	Return After Taxes on Distributions	14.05%	-2.81%	0.51%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	9.17%	-0.89%	1.65%
S&P® MidCap 400 Index (index reflects no deduction for fees, expenses or taxes)[1]		37.38%	3.27%	6.36%
Russell MidCap Index (index reflects no deduction for fees, expenses or taxes)[1]		40.48%	2.43%	4.98%

[1]	The S&P MidCap 400 Index is an unmanaged index of 400 selected common stocks of mid sized companies. The Russell MidCap Index is an unmanaged capitalization weighted index that tracks the performance of the smallest 800 securities as ranked by total market capitalization in the medium-sized securities universe.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.
INVESTMENT ADVISER
Trustmark is the Mid Cap Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since 1991 and currently leads a team of two other co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

23

THE LEADERS EQUITY FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
Long-term capital appreciation. This objective is non-fundamental and may be changed by the trustees of the Fund without shareholder approval.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[1]	1.58%
Fee Waiver[1]	0.32%

Total Annual Fund Operating Expenses After Fee Waiver[1]	1.26%

[1]	The Fund’s investment adviser, Trustmark Investment Advisors, Inc. (“Trustmark”), is contractually limiting the fees and expenses, exclusive of Acquired Fund Fees and Expenses, of the Fund’s Institutional Class Shares to 1.25% . These contractual limitations are in effect until at least September 30, 2011 and may not be terminated without Board approval.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	Redemption at the end of each period

•	The Fund’s Total Annual Fund Operating Expenses After Fee Waiver (1st year only) and Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $128	3 Years: $467	5 Years: $830	10 Years: $1,851
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by Trustmark to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services (“80% Policy”). The Fund typically focuses its investments in a core group of 15-50 stocks and is a diversified fund. In selecting securities, Trustmark will pursue an investment blend of two types of stocks:
•	Growth stocks typically represent financially secure firms with established operating histories that are proven leaders in their industry or market sector. These companies may demonstrate characteristics such as participation in expanding markets, increasing unit sales volume, growth in revenues and earnings per share and in companies not meeting the foregoing criteria if such companies are expected to undergo an acceleration in growth of earnings because of special factors such as new management, new products or changes in consumer demand.

•	Value stocks typically represent companies which the Adviser believes to be undervalued relative to assets, earnings, growth potential or cash flows.

24

SUMMARY SECTION
Investment decisions are based upon fundamental research and internally developed valuations systems.
Trustmark uses a “bottom up” approach in selecting stocks, which means that Trustmark looks primarily at individual issuers against the context of broader market factors. The Leaders Equity Fund is not limited by a fixed allocation of assets to either growth or value stocks and depending upon the economic environment and judgment of the Adviser, may emphasize either growth stocks or value stocks to the exclusion of the other. As part of its “bottom up” stock selection, Trustmark considers factors that (1) have contributed to a company’s past or present stock price performance or (2) it believes will contribute to a company’s future stock price performance. Such factors include the company’s (1) solid fundamentals (e.g., strong earnings, earnings growth and earnings resilience), (2) specific market expertise or dominance, (3) franchise durability and pricing power, and (4) strong management. Based on the foregoing criteria, the companies selected by Trustmark are generally included in the top quartile of stock price indexes or other unmanaged measures of such criteria. Trustmark considers these companies “Leaders” in their respective categories, whether a broad market, industry or sector category.
The Fund usually will sell portfolio securities if:
•	the price of the security is overvalued;

•	the companies’ earnings are consistently lower than expected;

•	more favorable opportunities are identified.
The Fund may trade its investments without regard to the length of time they have been owned by the Fund. Trustmark believes that the Fund’s portfolio turnover may exceed 200%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders and may adversely affect the Fund’s performance. See “Additional Information — Portfolio Turnover” in the Prospectus.
More information about permissible investments can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus and under “Investment Policies” in the Statement of Additional Information.
PRINCIPAL INVESTMENT RISKS
Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund will invest principally in common stocks which do not provide the same protection of capital or assurance of income as fixed income securities. There is no guarantee that the Fund will meet its goals. It is possible to lose money by investing in the Fund.
Market Risk Market risk means that the stock market in general will fluctuate, which may affect the performance of any individual stock.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down.
Growth Stocks Growth stocks generally purchased by the Fund may involve large price swings and potential for loss.
Capitalization Risk Small and medium capitalization securities tend to be more volatile and less liquid than large capitalization securities, which negatively affects the Fund’s ability to purchase or sell these securities.
Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.

25

SUMMARY SECTION
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Leaders Equity Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and since inception periods as compared to a broad-based securities index. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q3 2009	12.83%

Worst quarter:	Q4 2008	-26.62%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was -2.59%.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).

				Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	5 Years	(September 1, 2000)
Institutional Shares	Return Before Taxes	13.81%	-2.50%	-3.21%
Institutional Shares	Return After Taxes on Distributions	13.81%	-3.12%	-3.54%
Institutional Shares	Return After Taxes on Distributions and Sale of Shares	8.98%	-2.03%	-2.63%
Russell 1000 Index (index reflects no deduction for fees, expenses or taxes)[1]		28.43%	0.79%	-1.23%
Russell 1000 Growth Index (index reflects no deduction for fees, expenses or taxes)[1]		37.21%	1.63%	-5.18%

[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies ranked by market capitalization, representing approximately 90% of the U.S. equity market. The Russell 1000 Growth Index is an unmanaged index that consists of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

26

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Leaders Equity Fund’s investment adviser.
PORTFOLIO MANAGER
Douglas H. Ralston, CFA, has been a portfolio manager of the Fund since September 2000. He is also President of Trustmark. Mr. Ralston leads a team of co-portfolio managers, Heath R. Jordan, Assistant Vice President of Trustmark (team member since September 2001) Ben T. Edwards, Vice President of Trustmark (team member since September 2000), and Drew P. Cleland, Assistant Vice President and Securities Analyst of Trustmark, (team member since May 2007).
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

27

ADDITIONAL INFORMATION
MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
Short Term Government Income Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset-backed securities and other debt securities, including money market securities which are of comparable quality in the opinion of Trustmark. Investment grade securities are those rated in the four highest categories by a nationally recognized statistical rating organization, or if unrated, determined to be comparable in quality by Trustmark. Trustmark will sell securities based upon the Fund’s current strategic outlook.
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.
Intermediate Term Income Fund
In addition to the Fund’s 65% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 35% of its net assets in bank obligations, commercial paper, investment grade corporate debt securities, investment grade non-government mortgage and asset backed securities and other debt securities, including money market securities which are of comparable quality in Trustmark’s opinion. There are no restrictions on the maturity of any individual investments of the Fund. Trustmark will sell securities based upon the Fund’s current strategic outlook.
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.
Strategic Dividend Fund
The Fund’s objective of high level of current income and long term growth of income consistent with preservation of capital is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may purchase and sell, as a secondary investment strategy, under normal conditions, up to 20% of its assets in certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Large Cap Equity Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets in stocks issued by companies whose market capitalizations are less than those of large companies previously described, foreign securities, American Depository Receipts (“ADRs”), preferred stock, warrants, convertible securities, money market instruments and stock or index options and futures contracts.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in debt securities rated A or better by a Rating Agency, bank obligations and money market instruments. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Mid Cap Equity Fund
In addition to the Fund’s 80% policy, which is its principal investment strategy, the Fund may invest, as a secondary investment strategy, under normal conditions, up to 20% of its assets, in preferred stock, warrants, foreign securities, money market instruments and stock or index options and futures contracts.
The Fund may invest temporarily for defensive purposes up to 100% of its total assets in non-equity securities, money market instruments and in the equity securities of larger capitalized companies. The Fund may not achieve its investment objective when it invests for defensive purposes. See “Risks of the Funds” below.
Leaders Equity Fund
When Trustmark determines that market conditions are appropriate, the Fund may, for temporary defensive purposes, hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include uninvested cash. The Fund may invest up to 100% of its total assets in money market instruments including short-term U.S. Government Securities, bank obligations and commercial paper. If the Fund is investing defensively, it will not be pursuing its investment objective. See “Risks of the Funds” below.

28

Principal Risks of the Funds
The following table identifies the risks of investing in the Funds, which could result in a loss of your investment.

	Money	U.S. Treasury	Short Term	Intermediate	Strategic	Large Cap	Mid Cap	Leaders
	Market	Money	Government	Term Income	Dividend	Equity	Equity	Equity
	Fund	Market Fund	Fund	Fund	Fund	Fund	Fund	Fund
Market Risk[1]			√	√	√	√	√	√
Capitalization Risk[2]						√	√	√
Foreign Investment Risk[3]						√	√
Value Stocks Risk[4]						√	√	√
Interest Rate Risk[5]	√	√	√	√	√
Selection Risk[6]	√	√	√	√	√	√	√	√
Prepayment Risk[7]			√	√
Derivative Instruments Risk[8]					√
Credit Risk[9]	√		√	√	√
Call Risk[10]			√	√	√
Portfolio Turnover Risk[11]								√
Growth Stocks[12]								√
Sector Risk[13]					√
Income Risk[14]	√	√			√

1	Market Risk The value of equity securities will rise and fall generally with stock market fluctuations.

2	Capitalization Risk Although the Fund may invest only a small portion of its assets in small capitalization stocks, it is subject to capitalization risk. Stocks of smaller companies carry higher risks than those of larger companies. They made trade infrequently or in lower volumes, making it difficult for the Fund to sell its shares at the desired price. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies.

3	Foreign Investment Risk Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; and (7) delays in transaction settlement in some foreign markets.

4	Value Stocks Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may go down. The Fund’s investments in value stocks may produce more modest gains than more aggressive stock funds.

5	Interest Rate Risk Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

6	Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

7	Prepayment Risk When interest rates decline, the Fund’s investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be prepaid prior to the bond’s maturity date. When such a prepayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result, the value of such securities may decline.

8	Derivative Instruments Risk Because the Fund is permitted to invest in certain derivative instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset, it is subject to risks not associated with direct investments in such instruments, indices or assets. The use of futures and options as hedging devices will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses to the Fund.

9	Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund’s shares.

This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money.

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Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”)) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

10	Call Risk If interest rates fall, it is possible that issuers of callable securities held by the Fund will call and prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

11	Portfolio Turnover Risk An annual portfolio turnover rate of 100% or more generally involves greater transaction expenses and may result in the realization of larger amounts of capital gains, which may be taxable when distributed to shareholders.

12	Growth Stocks An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

13	Sector Risk At times, the Fund may increase the relative emphasis of its investments in a particular sector. Stocks of issuers in a particular sector are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that sector more than others. For example, REITs derive their income from (1) rents received and any profits on the same of real estate and/ or (2) mortgage interest payments. Such income stream would be subject to the risks that impact the real estate industry such as declines in the value of real estate, lack of available capital or financing opportunities and increases in property taxes or operating costs. To the extent that the Fund has greater emphasis on investments in a particular sector, it share values may fluctuate in response to events effecting that sector.

14	Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.

MORE INFORMATION ABOUT FEES, FEE WAIVERS AND FUND PERFORMANCE
Performance Bar Charts and Tables
Both the performance bar charts and the tables for the Funds on pages 4, 7, 10, 13, 16, 19, 22 and 26 may reflect voluntary or contractual fee reductions. Without such voluntary or contractual fee reductions, the respective performance of the Funds would have been lower.
Management Fees
Trustmark is voluntarily waiving a portion of its advisory fee disclosed in the fee tables on pages 3, 6 and 12 with respect to the Money Market, U.S. Treasury Money Market and Intermediate Term Income Funds. These voluntary fee waivers may be revised or cancelled at any time by Trustmark.
As noted on pages 15 and 24, Trustmark is contractually limiting the fees and expenses (exclusive of Acquired Fund Fees and Expenses) of the Strategic Dividend Fund’s Institutional Class Shares to 0.95% and the Leaders Equity Fund’s Institutional Class Shares to 1.25%. To the extent that Trustmark waives its fees and/or absorbs expenses to satisfy these caps, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective caps.
Acquired Fund Fees and Expenses
“Acquired Fund” means any investment company in which a Fund invests or has invested during the period. Through their investments in Acquired Funds, the Short Term Government Income, Strategic Dividend, Large Cap Equity, Mid Cap Equity and Leaders Equity Funds will indirectly pay a portion of the operating expenses, including management fees, of the Acquired Funds. Acquired Fund fees and expenses disclosed in the fee tables on pages 9, 12, 15, 18, 21 and 24 are based on estimated amounts for the current fiscal year. Actual fees and expenses will vary based on each Fund’s allocation of assets to, and the annualized net expenses of, the Acquired Funds.

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Who May Want To Invest?
Consider investing in the Money Market Funds if you:
•	have a low risk tolerance

•	are seeking preservation of capital

•	are investing short-term reserves

•	are willing to accept lower potential returns
Consider investing in the Bond Funds if you are:
•	looking to add a monthly income component to your portfolio

•	willing to accept the risks of price and dividend fluctuations
Consider investing in the Equity Funds if you are:
•	seeking a long-term goal such as retirement

•	looking to add a growth component to your portfolio

•	willing to accept the risks of investing in the stock markets
Disclosure of Fund Portfolio Holdings
A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Funds’ SAI.
FUND MANAGEMENT
Investment Adviser
Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds’ investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds’ investments directly with brokers and dealers selected by it in its discretion.
As of June 30, 2010 Trustmark had assets under management of approximately $3.1 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2010, The Wealth Management Division of Trustmark National Bank had approximately $8.2 billion in assets under management and/or administration. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Funds’ distribution activities and operations.
For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2010:

	As a percentage of
	average daily net assets
	as of 5/31/2010
The Money Market Fund	0.03	%*
The U.S. Treasury Money Market Fund	0.00	%*
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.46	%*
The Strategic Dividend Fund	0.49	%*
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	0.68	%*

*	Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund, 0.30% for the U.S. Treasury Money Market Fund, 0.50% for the Intermediate Term Income Fund, 0.75% for the Strategic Dividend Fund, and 1.00% for the Leaders Equity Fund. To the extent Trustmark waives its fee or reimburses expenses to satisfy the contractual limitation set forth in the fee tables of the Strategic Dividend Fund and Leaders Equity Fund (the “cap”), it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the cap.
Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent approval of the Investment Advisory Agreement with respect to the Funds is provided in the Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2010.

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Sub-Adviser
Trustmark, at its own expense, employs Orleans Capital Management Company (“OCM”) to provide certain advisory services in managing the Strategic Dividend Fund, as set forth in the “Principal Strategies” of the Fund. OCM, an SEC registered investment adviser, provides investment advisory services to institutional and other investors. OCM’s principal office is located at 830 West Cawseway Approach, Suite 1200, Mandeville, LA 70471. OCM was founded in 1991 by owners Louis F. Crane and Rodney J. Abele and had approximately $1.56 billion under management as of June 30, 2010.
Portfolio Managers
Trustmark has an investment management staff of highly trained professionals who are responsible for the day-to-day management of each Performance Funds portfolio. The Large Cap Equity Fund, the Mid Cap Equity Fund, the Short Term Government Income Fund, the Intermediate Term Income Fund, the Strategic Dividend Fund and the Leaders Equity Fund are each managed by a team of Fund co-managers, research analysts, and other investment management professionals. See “Team Management” below.
Kelly Collins is the Portfolio Manager of the Money Market Fund and the U.S. Treasury Money Market Fund and Co-Portfolio Manager of the Short Term Government Income Fund and the Intermediate Term Income Fund. He is a Vice President of Trustmark and has served as Portfolio Manager with Trustmark since 1991 and has over 19 years of experience in the investment management industry. Additionally, Mr. Collins is responsible for managing individual and institutional investment accounts specializing in fixed income investment management. Mr. Collins is a graduate of the University of Mississippi with a BBA in Banking and Finance and Managerial Finance.
Robert H. Spaulding is Co-Portfolio Manager of the Short Term Government Income Fund and the Intermediate Term Income Fund. Mr. Spaulding also serves as First Vice President and Trust Investment Officer and joined Trustmark in 1984. He is a graduate of the University of Mississippi with a B.B.A. degree in Business and the National Trust School at Northwestern University. Mr. Spaulding has over 36 years of trust and investment related experience. His primary responsibilities involve wealth management for individuals, endowments, foundations, self-insured workers compensation funds, and various governmental entities.
Douglas H. Ralston, CFA, who joined Trustmark in 1991, is a member of the Portfolio Management Team for the Leaders Equity Fund, the Mid Cap Equity Fund and the Large Cap Equity Fund. Mr. Ralston is President of Trustmark Investment Advisors, Inc. and has over 24 years of capital markets experience which includes investment banking and trust asset management. A graduate of Murray State University, he holds a BS degree in Economics and Finance. Mr. Ralston has served on the Board of Directors of the Mississippi Society of Financial Analysts and is a member of the CFA Institute. He also serves as an instructor for the Southern Trust School.
Heath R. Jordan, CFA, is a member of the Portfolio Management Team for the Large Cap Equity Fund, the Mid Cap Equity Fund, and the Leaders Equity Fund. Mr. Jordan, a Vice President of Trustmark, has over 11 years of experience in the investment industry including securities analysis, asset allocation, and quantitative modeling. He is a graduate of Belhaven College with a B.S. degree in Business Administration. Mr. Jordan joined Trustmark as a Portfolio Manager in September 2001 and is currently a board member of the CFA Society of Mississippi.
Ben T. Edwards, a Vice President and Portfolio Manager with Trustmark since January 1999, is a member of the Leaders Equity Fund team. He also manages personal trust and institutional accounts and serves as an investment strategist. He has 16 years of experience in the investment management industry including both brokerage and trust experience. Mr. Edwards is a graduate of Stetson University with a BBA in Finance.
Drew P. Cleland is a member of the Portfolio Management Team for the Large Cap Equity Fund, Mid Cap Equity Fund, and Leaders Equity Fund, and an Assistant Vice President and Securities Analyst for Trustmark. He joined Trustmark in 2003 and has over 6 years of investment experience. Mr. Cleland is a 2003 graduate of the University of Mississippi with a BBA degree in Economics and a 2006 graduate of Millsaps College with a Masters in Business Administration with a concentration in Finance.
Louis F. Crane, CFA, is a member of the Strategic Dividend Fund investment team. Mr. Crane is President and Chief Investment Officer of OCM. He heads the investment policy committee of OCM and is directly involved with the management of all institutional accounts at OCM. He has 33 years of experience in investment management as well as broad experience in the international business arena. Prior to forming OCM in 1991, Mr. Crane was the senior fixed income manager at a major regional bank and responsible for the development of investment strategy and process. He previously served as Chief Investment Officer for two insurance companies. Mr. Crane began his investment career with Merrill Lynch & Co. in New York.
Rodney J. Abele, CFA, is a member of the Strategic Dividend Fund investment team. Mr. Abele, Senior Fixed Income Portfolio Manager of OCM, has primary responsibility for public and corporate pension funds as well as religious foundations and endowments since the inception of OCM in 1991. Formerly, Mr. Abele was an executive vice president of a major regional bank and manager of the Trust and Capital Markets Division. He began his career as a fixed income Portfolio Manager. Mr. Abele has 33 years of experience in investment management.
L. Farrell Crane, Jr. is a member of the Strategic Dividend Fund investment team. Mr. Crane is Director of Research and Chief Compliance Officer of OCM, overseeing all risk analysis and regulatory reporting at OCM since 2000. He has 18 years of experience as a corporate lawyer, managing financial restructurings of both publicly and privately held institutions as well as an extensive background in the review and analysis of securities. He was formerly a partner with Kirkendall & Isgur, L.L.P. and of Counsel with Butler & Binion, L.L.P. and Fulbright & Jaworski, L.L.P. in Houston, Texas.

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Emily C. Becker is a member of the Strategic Dividend Fund investment team. Ms. Becker, Fixed Income Portfolio Manager of OCM, has responsibility for a number of institutional accounts including pension funds, religious foundations and endowments since 1994. Prior to joining OCM, Ms. Becker was an institutional investment officer at a Louisiana bank where she provided investment portfolio strategy and execution services. Ms. Becker began her career with the Trust Department at a major regional bank in Houston with principal responsibility in investment administration.
Team Management. The team members or Co-Portfolio Managers, as noted above, for each of the Large Cap Equity Fund, Leaders Equity Fund, Mid Cap Equity Fund, Intermediate Term Income Fund, Short Term Government Income Fund and Strategic Dividend Fund, are jointly and primarily responsible for security analysis, industry recommendations, cash positions purchase and sell decision making process, and general daily oversight of each Fund.
Additional information about the Portfolio Managers’ compensation arrangements, other accounts managed by the Portfolio Managers, as applicable, and the Portfolio Managers’ ownership of securities of the Funds they manage is available in the Funds’ SAI.
The SAI also contains more detailed information about the Adviser and the Funds’ other service providers.
Distributor and Administrator
Citi Fund Services Ohio, Inc. (“Citi” or “Administrator”) provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. Citi also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. Citi is located at 3435 Stelzer Road, Columbus, Ohio 43219.
BHIL Distributors, Inc. (the “Distributor”), 4041 N. High Street, Suite 402, Columbus, OH 43214, acts as the Funds’ distributor. The Distributor is not an affiliate of either Citi or Trustmark.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
How Net Asset Value (“NAV”) is Calculated
The NAV of a Fund is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:
You can find most Funds’ NAV daily in The Wall Street Journal and in other newspapers.

NAV = Total Assets – Liabilities Number of Shares Outstanding 1. You can find most Funds’ NAV daily in The Wall Street Journal and in other newspapers.

Money Market Fund
Each Money Market Fund’s NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. The NAV is normally determined on each Business Day at 12:00 noon, Eastern time, for the Money Market Fund and, for the U.S. Treasury Money Market Fund, at the close of regular trading on the New York Stock Exchange (“NYSE”), or 2:00 p.m., Eastern time, whichever is earlier (the “Pricing Time”). A Business Day is any day on which the NYSE and the Federal Reserve Bank are open and excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans’ Day. See note about “Alternative Closing Time” below. The Money Market Funds value their securities at their amortized cost, which approximates market value. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.
Other Funds
The per share NAV for each non-Money Market Fund is determined and its shares are normally priced at the close of regular trading on the NYSE, or at 4:00 p.m., Eastern time, whichever is earlier, on each Business Day (the “Pricing Time”). On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the “Alternative Closing Time”). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next Business Day but no later than the Pricing Time.
The non-Money Market Funds’ securities, other than short-term debt obligations, are generally valued at current market prices. All securities for which market quotations are not readily available, including circumstances in which the most recent reported price is deemed unreliable, are valued at fair value as determined in accordance with procedures approved by the Funds’ Board of Trustees. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (5) any other security in which the Adviser, Sub-Adviser or Valuation Committee feel do not represent a reliable current price. The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgement of the Board of Trustees or its designee instead of being determined by market prices. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the

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basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security. Since some Funds may invest in securities that are listed on foreign exchanges that can trade on days when the Funds do not price their shares, the value of those Funds’ assets may change on days when you will not be able to purchase or redeem Fund shares. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single factor for determining the fair value of a security, but rather several factors are used, including an evaluation of the forces that influence the market in which the security is purchased or sold, in determining whether a market price is readily available and, if not, the security’s fair value.
Money Market and Other Funds
Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your order in good order by the applicable Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of the Intermediate Term Income Fund, it must be received by the applicable Pricing Time in order to receive the NAV calculated at such Pricing Time. If your order is received after the Pricing Time, you will receive the NAV calculated at the next Business Day’s Pricing Time.
Purchasing and Adding to Your Shares
Purchase of shares of the Funds may be made through the Funds or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.
Institutional Class shares of the Funds are offered at NAV without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks nor credit card convenience checks are accepted.
The minimum initial investment amount is $1,000,000. A Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See “Anti-Money Laundering Program” at the end of this section and the “Market Timing Policies” section.

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Avoid Backup Tax Withholding
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided a Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
Instructions for Opening or Adding to an Account
If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.
All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

By Mail	By Regular Mail	By Express Mail

	Performance Funds Trust	Performance Funds Trust
	P.O. Box 182484	3435 Stelzer Road
	Columbus, OH 43218-2484	Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check or cashiers check payable to “Performance Funds Trust” and include the name of the appropriate Fund(s) on the check.

3. Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

• Fund name

• Share class

• Amount invested

• Account name and account number

2. Make check or cashiers check payable to “Performance Funds Trust” and include your account number on the check.

3. Mail or deliver investment slip and payment to the address above.

Electronic Purchases	Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

By Wire Transfer	Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

In order to receive the current day’s NAV, the wire must be received by 4:00 p.m. Eastern time (1:30 p.m. Eastern time for the Money Market Fund or 2:00 p.m. Eastern time in the case of the U.S. Treasury Money Market Fund).

NOTE: Your bank may charge a wire transfer fee.
Questions?
Call 1-800-PERFORM

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Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.
You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice.
Automatic Investment Program
You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.
To invest regularly from your bank account:
•	Complete the Automatic Investment Plan portion on your Account Application.
Make sure you note:
•	Your bank name, address and account number;

•	The amount you wish to invest automatically (minimum $25);

•	How often you want to invest (every month or 4 times a year);

•	Attach a voided personal check.
Payroll Direct Deposit
You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.
For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.
Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU’VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
Anti-Money Laundering Program
Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address . Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

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Selling Your Shares
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “General Policies on Selling Shares” below.
Withdrawing Money From Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
Instructions For Selling Shares
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges on your account application)	1. Call 1-800-737-3676 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” below.)

By Mail	1. Call 1-800-737-3676 to request redemption forms or write a letter of instruction indicating:
(See “General Policies on Selling Shares — Redemptions in Writing Required” below.)	• your Fund and account number • amount you wish to redeem • address where your check should be sent • account owner signature

2. Mail to: Performance Funds Trust P.O. Box 182484 Columbus, OH 43218-2484

By Overnight Service
(See “General Policies on Selling Shares — Redemptions in Writing Required” below.)	See “By mail” instruction 1 above.

2. Send to Performance Funds Trust c/o Citi Fund Services
Attn: T.A. Operations
3435 Stelzer Road
Columbus, OH 43219

Wire Transfer	Call 1-800-737-3676 to request a wire transfer.
You must indicate this option on your account application Note: Your financial institution may also charge a separate fee.

If you call by the cut-off time for redemptions (4:00 p.m. Eastern time except for the Money Market Fund which is 1:30 p.m. Eastern time and 2:00 p.m. Eastern time for the U.S. Treasury Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day.

Electronic Redemptions	Call 1-800-737-3676 to request an electronic redemption.
Your bank must participate in the ACH and must be a U.S. bank	If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days.

Your bank may charge for this service.
Questions?
Call 1-800-PERFORM

37

Selling Your Shares — Continued
Automatic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-737-3676.

•	Include a voided personal check.

•	Your account must have a value of $25,000 or more to start withdrawals.
Redemption By Check Writing — The Money Market Fund
You may write checks in amounts of $100 or more on your account in the Money Market Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.
General Policies on Selling Shares
Redemptions in Writing Required
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts (“IRAs”).
2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.
•	Your account registration or the name(s) on your account has changed within the last 10 business days.

•	The check is not being mailed to the address on your account.

•	The check is not being made payable to the owner(s) of the account.

•	The redemption proceeds are being transferred to another Fund account with a different registration.

•	The redemption proceeds are being wired to bank instructions currently not on your account.
Please note that for the Money Market Fund, signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (See instruction 2 above).
A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Verifying Telephone Redemptions
The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by telephone, transaction requests may be made by registered or express mail.
Redemptions Within 10 Business Days of Shares Purchased by Check
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

38

Postponement of Redemption Request
Payment for shares may be delayed under extraordinary circumstances (such as during periods in which as a result of an emergency, the disposal or evaluation of the net asset value of portfolio securities is not reasonably practicable) or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by regular mail or express mail.
Redemption in Kind
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
Closing of Small Accounts
If your account falls (not as a result of market action) below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Fund may close your account and send you the proceeds at the current NAV.
Undeliverable Distribution and Redemption Checks
For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as “undeliverable,” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.
Exchanging Your Shares
You can exchange your shares in one Fund for shares of the same class, of another Performance Fund, usually without paying additional sales charges (see “Notes On Exchanges” below). No transaction fees are charged for exchanges.
You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676. Please provide the following information:
•	Your name and telephone number;

•	The exact name on your account and account number;

•	Taxpayer identification number (usually your Social Security number);

•	Dollar value or number of shares to be exchanged;

•	The name of the Fund from which the exchange is to be made;

•	The name of the Fund into which the exchange is being made.
See “Selling Your Shares” for important information about telephone transactions.
Automatic Exchanges
You can use the Funds’ Automatic Exchange feature to purchase Institutional Class shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Funds. To participate in the Automatic Exchange:
•	Complete the appropriate section of the Account Application.
•	Shareholders must have a minimum initial purchase of $10,000 in their Performance Funds accounts.
To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.
Notes On Exchanges
The registration and tax identification numbers of the two accounts must be identical.
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.
Questions?
Call 1-800-PERFORM

39

Market Timing Policies
The Funds are NOT designed for market timing strategies. If you engage in market timing, do not invest in shares of the Funds. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and interfere with the efficient management of the Funds. Such practices may dilute the value of shares held by long-term shareholders, cause the Funds to maintain larger cash positions than would otherwise be necessary, increase brokerage commissions and administrative costs, and cause the Funds additional tax liability. The Funds therefore discourage frequent purchases and exchanges (“trading”) by shareholders and they do not knowingly permit nor make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control.
Shareholders are restricted from making more than two “round trips” within a 30 day period provided that there are no more than five (5) round trips within a 90-day period (“Round Trip Policy”). A round trip is defined as a purchase into a Fund followed by a redemption out of the same Fund and includes exchanges (but excludes transfers of ownership). If a transaction exceeds either round trip restriction, further purchases and exchanges of any Fund WILL be suspended for a 90-day period. The Transfer Agent is not obligated to provide the shareholder or intermediary an earlier warning notice of approaching the last permitted trade. Following the 90-day suspension and with no further evidence of market timing, a Fund may at its discretion provide notice requesting the shareholder redeem all account shares and close the account(s). As stated below, the Funds reserve the right to restrict purchases and exchanges indefinitely without notice in the event of detection of suspected market timing activities.
The Round Trip Policy does not apply to the Money Market Funds, the Funds’ Automated Investment Program, Automatic Withdrawal Plan, Automatic Reinvestment of Dividends and Distributions, Class B shares Conversion Privilege and Automatic Exchange Program. In addition, exceptions to the Round Trip Policy may be made at the Funds’ discretion for (i) retirement plans to conform to plan exchange features and applicable law and regulation (for example, hardship withdrawals, rollovers, Roth IRA conversions, etc.) and (ii) automated or pre-established exchange, asset allocation or dollar cost averaging programs. The Funds’ Round Trip Policy applies uniformly to all investors, notwithstanding exceptions previously noted. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party trading platforms/clearinghouses, maintain omnibus accounts in which they aggregate orders of multiple investors and forward these aggregated orders to the Funds. Because an omnibus account has aggregated trades which may involve transactions from other fund families having differing market timing policies, the Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts. If necessary, the Funds may prohibit additional purchases or exchanges by financial intermediaries maintaining such omnibus accounts to enforce their market timing policy.
While the Funds will use their best efforts to work with intermediaries to enforce the Round Trip Policy or any other frequent trading policy (of the intermediary), there is no guarantee: (i) that the Funds will be able to detect all violations of its Round Trip Policy; (ii) that all instances of frequent trading in Fund shares, whether or not transacted through an intermediary, will be prevented or; (iii) that the Transfer Agent’s controls and procedures will be successful to identify or anticipate any person, group or account engaging in abusive trading activity or to curtail that activity. If the Funds detect a suspected market timing transaction or pattern of abusive trading, including instances where the above round trip limitations have not been exceeded or involve exchanges to and from the Money Market Fund, the Funds reserve the right to (i) restrict or prohibit all purchases or exchanges and terminate telephonic privileges indefinitely at any time without prior notice and (ii) provide notice requesting that the shareholder redeem the entire shares of any and all accounts and close such account(s). Neither the Funds, the Distributor, the Adviser nor the Transfer Agent will be held liable for any loss resulting from enforcing the above policy including circumstances involving (i) a rejected purchase or exchange order or (ii) delay in submitting a redemption order due to a revoked telephone privilege.
Service Organizations
Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations (“Service Organization(s)”) may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund’s average daily net assets for these services, which include:
•	receiving and processing shareholder orders

•	performing the accounting for customers’ sub-accounts

•	maintaining retirement plan accounts

•	answering questions and handling correspondence for customer accounts

•	acting as the sole shareholder of record for customer accounts

•	issuing shareholder reports and transaction confirmations

•	performing daily “sweep” functions
Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in “services fees” within the meaning of the FINRA Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders. Although the amount of these fees are currently limited to 0.08% (which is the amount included under “Other Expenses” in the Funds’ respective fee tables on pages 9, 15,18, 21,and 24), such fees may be increased at any time by the Funds’ Board of Trustees up to 0.35%.

40

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to its customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers’ sub-accounts.
Dividends, Distributions and Taxes
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on each Equity Fund are declared and paid monthly. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where noted, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.
Except as discussed below, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions will generally be taxable to you as ordinary income ( and will not qualify for any reduced rate or deductions applicable to qualified dividends).
Dividends and distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.
A portion of distributions paid by the Equity Funds to shareholders who are corporations also may qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.
You will be notified annually of the tax status of distributions to you.
The one major exception to the tax principles discussed above is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.
If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Fund, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then the Fund will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.
Shareholders also may be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of Fund distributions, if any, that are attributable to interest on certain types of federal securities.
For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.
More information about taxes is contained in the SAI.
Householding
In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

41

FINANCIAL HIGHLIGHTS	Money Market Funds
The Financial Highlights tables on the following pages are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal years ended May 31, 2010, 2009, 2008 and 2007 has been derived from financial statements audited by KPMG LLP, the independent registered public accounting firm for the Funds, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request. Information for the fiscal year May 31, 2006 was derived from financial statements audited by the Funds’ previous independent registered public accounting firm.
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and								Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends				Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net Asset		at End	Expenses	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End		of Period	to Average	Average Net	Net
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Total Return	(000’s)	Net Assets	Assets	Assets(a)
The Money Market Fund
Institutional Class Shares
Year Ended May 31, 2010	$1.00	$— *	$— *	$— *	$— *	$— *	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	1.00	0.01	— *	0.01	(0.01)	(0.01)	1.00	0.97%	692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	1.00	0.04	— *	0.04	(0.04)	(0.04)	1.00	3.78%	695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	1.00	0.05	— *	0.05	(0.05)	(0.05)	1.00	4.86%	451,062	0.48%	4.75%	0.52%
Year Ended May 31, 2006	1.00	0.04	— *	0.04	(0.04)	(0.04)	1.00	3.58%	478,886	0.47%	3.54%	0.51%

*	Less than $0.005 per share.

(a)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

42

FINANCIAL HIGHLIGHTS	Money Market Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized								Ratio of Net		Ratio of
	Net Asset		and		Dividends				Net Assets	Ratio of	Investment		Expenses
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End	Expenses	Income to		to Average
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	of Period	to Average	Average Net		Net
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Return(a)	(000’s)	Net Assets(b)	Assets(b)		Assets(b)(c)
The U.S. Treasury Money Market Fund
Institutional Class Shares
Year Ended May 31, 2010	$1.00	$— *	$— *	$— *	$— *	$— *	$1.00	0.03%	$166,488	0.11%	—	%(d)	0.50%
Year Ended May 31, 2009	1.00	0.01	— *	0.01	(0.01)	(0.01)	1.00	0.54%	116,007	0.25%	0.50%		0.52%
Period Ended May 31, 2008(e)	1.00	0.02	— *	0.02	(0.02)	(0.02)	1.00	1.68%	141,950	0.36%	2.32%		0.56%

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Less than 0.01%

(e)	Fund commenced operations on September 18, 2007.

43

FINANCIAL HIGHLIGHTS	Bond Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and								Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends				Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net Asset		at End	Expenses to	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End	Total	of Period	Average	Average Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Return(a)	(000’s)	Net Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Short Term Government Income Fund
Institutional Class Shares
Year Ended May 31, 2010	$9.96	$0.18	$— *	$0.18	$(0.18)	$(0.18)	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	9.92	0.33	0.04	0.37	(0.33)	(0.33)	9.96	3.75%	75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	9.71	0.38	0.21	0.59	(0.38)	(0.38)	9.92	6.14%	64,546	0.77%	3.76%	0.81%	28.90%
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)	9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)	9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% for Institutional Class Shares. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

44

FINANCIAL HIGHLIGHTS	Bond Funds

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities									Ratio of		Ratio of
			Net								Expenses	Ratio of Net	Expenses
	Net Asset		Realized		Dividends					Net Assets	to	Investment	to
	Value,	Net	and Unrealized	Total from	Net	Net		Net Asset		at End	Average	Income to	Average
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total	Value, End	Total	of Period	Net	Average Net	Net	Portfolio
	of Period	Income	on Investments	Activities	Income	Gains	Dividends	of Period	Return(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Intermediate Term Income Fund
Institutional Class Shares
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)	$(0.01)	$(0.45)	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	10.26	0.43	0.34	0.77	(0.44)	—	(0.44)	10.59	7.71%	55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	9.99	0.45	0.27	0.72	(0.45)	—	(0.45)	10.26	7.34%	70,700	0.81%	4.41%	0.90%	10.56%
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	—	(0.46)	9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	—	(0.48)	9.95	(0.22%)	41,187	0.87%	4.65%	0.92%	1.56%

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% for Institutional Class Shares. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

45

FINANCIAL HIGHLIGHTS	Equity Funds

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized and										Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends						Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net		Net Asset		at End	Expenses to	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Return of	Realized	Total	Value, End		of Period	Average	Average Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Capital	Gains	Dividends	of Period	Total Return	(000’s)	Net Assets)	Assets	Assets(a)	Turnover(b)
The Strategic Dividend Fund
Institutional Class Shares
Year Ended May 31, 2010	$7.63	$0.26	$1.34	$1.60	$(0.25)	$—	$—	$(0.25)	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	11.81	0.26	(3.91)	(3.65)	(0.22)	(0.07)	(0.24)	(0.53)	7.63	(30.84)%	23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	12.58	0.33 (c)	(0.38)	(0.05)	(0.33)	—	(0.39)	(0.72)	11.81	(0.27)%	50,145	0.95%	2.81%	1.17%	6.61%
Year Ended May 31, 2007	10.77	0.28	1.96	2.24	(0.30)	—	(0.13)	(0.43)	12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
Year Ended May 31, 2006	10.23	0.31	0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)	10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%

(a)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(c)	Amounts calculated using the daily average shares method.

46

FINANCIAL HIGHLIGHTS	Equity Funds
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized and									Ratio of Net	Ratio of
	Net Asset	Net	Unrealized		Dividends					Net Assets	Ratio of	Investment	Expenses
	Value,	Investment	Gains/	Total from	Net	Net		Net Asset		at End	Expenses to	Income to	to Average
	Beginning of	Income/	(Losses) on	Investment	Investment	Realized	Total	Value, End	Total	of Period	Average	Average Net	Net	Portfolio
	Period	(Loss)	Investments	Activities	Income	Gains	Dividends	of Period	Return(a)	(000’s)	Net Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Large Cap Equity Fund
Institutional Class Shares
Year Ended May 31, 2010	$6.55	$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	10.03	0.08	(3.48)	(3.40)	(0.08)	—	(0.08)	6.55	(33.93)%	33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	12.43	0.06	(0.61)	(0.55)	(0.06)	(1.79)	(1.85)	10.03	(5.27)%	44,461	1.09%	0.61%	1.14%	51.79%
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)	12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)	14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% for Institutional Class Shares. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

47

FINANCIAL HIGHLIGHTS	Equity Funds

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized										Ratio of Net
			and										Investment	Ratio of
	Net Asset	Net	Unrealized		Dividends						Net Assets	Ratio of	Income/	Expenses
	Value,	Investment	Gains/	Total from	Net		Net		Net Asset		at End	Expenses to	(Loss) to	to Average
	Beginning	Income/	(Losses) on	Investment	Investment	Return of	Realized	Total	Value, End	Total	of Period	Average Net	Average Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Capital	Gains	Dividends	of Period	Return(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Mid Cap Equity Fund
Institutional Class Shares
Year Ended May 31, 2010	$7.23	$— *	$1.85	$1.85	$—	$(0.01)	$—	$(0.01)	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	14.34	— *	(6.68)	(6.68)	—	— *	(0.43)	(0.43)	$7.23	(46.47)%	35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	14.72	(0.04)	1.01	0.97	— *	—	(1.35)	(1.35)	14.34	6.85%	71,496	1.15%	(0.31)%	1.20%	63.22%
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	—	(3.15)	(3.17)	14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	—	(2.29)	(2.29)	15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%

*	Less than $0.005 per share.

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% for Institutional Class Shares. The impact to the total return was 0.05%.

(b)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

48

FINANCIAL HIGHLIGHTS	Equity Funds

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and									Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends					Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from		Net		Net Asset		at End	Expenses to	Loss to	to Average
	Beginning	Investment	(Losses) on	Investment	Return of	Realized	Total	Value, End	Total	of Period	Average Net	Average Net	Net	Portfolio
	of Period	Loss	Investments	Activities	Capital	Gains	Dividends	of Period	Return(a)	(000’s)	Assets(a)	Assets(a)	Assets(b)	Turnover(c)
The Leaders Equity Fund
Institutional Class Shares
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	9.45	(0.03)	(4.34)	(4.37)	—	—	—	5.08	(46.24)%	20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	10.56	(0.04)	0.01	(0.03)	(0.03)	(1.05)	(1.08)	9.45	(0.94)%	53,353	1.20%	(0.48)%	1.49%	135.97%
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	—	(0.72)	(0.72)	10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—	—	—	9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% for Institutional Class Shares. The impact to the total return was 0.05%.

(b)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

49

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50

For more information about the Funds, the following documents are available free of charge upon request:
Annual/Semi-Annual Reports (“Reports”)
The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.
You can get free copies of Reports and the SAI, prospectuses of other Funds in the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.
To obtain copies of the Reports, SAI, other information about the Funds or to make shareholder inquiries, you can contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM
You can also obtain copies of the Reports and SAI on our Website at:
http://www.performancefunds.com
Information from the Securities and Exchange Commission
You may review and obtain copies of the Reports and SAI by visiting the SEC’s Public Reference Room in Washington, D.C. The Reports and SAI are also available on the SEC’s EDGAR database at www.sec.gov. You may obtain copies of the Reports and SAI by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Investment Company Act file no. 811-06603 PRO INST 10/10

PERFORMANCE FUNDS TRUST
A Family Of Mutual Funds

Ticker Symbol
Institutional Class
THE MONEY MARKET FUND	PTIXX

THE U.S. TREASURY MONEY MARKET FUND	PTUXX
INSTITUTIONAL CLASS
PROSPECTUS
OCTOBER 1, 2010
Questions?
Call 1-800-PERFORM
or Your Investment Representative.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Mutual Funds are:

NOT FDIC INSURED
May Lose Value	No Bank Guarantee

1

Carefully review this important section	Summary Section
for each Fund’s investment objective,
fees and expenses, portfolio turnover,	3	The Money Market Fund
investment strategies, risks, performance,	6	The U.S. Treasury Money Market Fund
portfolio management and other
summarized information.

	Additional Information

Review this section for additional	9	More information About Fund Investments and Risks
information about the Funds’ risks.	9	More Information About Fees, Fee Waivers and Fund Performance
	10	Who May Want to Invest
	10	Disclosure of Fund Portfolio Holdings

	Fund Management

Review this section for Fund Management	10	Investment Adviser
details on the people and organizations	10	Portfolio Managers
who oversee the Funds.	10	Distributor and Administrator

	Shareholder Information

Review this section for shareholder	11	Pricing of Fund Shares
information details on how shares	11	Purchasing and Adding to Your Shares
are valued, how to purchase, sell and	14	Selling Your Shares
exchange shares, related fees and	15	General Policies on Selling Shares
payments of dividends and distributions.	16	Exchanging Your Shares
	17	Market Timing Policies
	17	Service Organizations
	17	Dividends, Distributions and Taxes
	18	Householding

	Financial Highlights

	20	Money Market Fund
	21	U.S. Treasury Money Market Fund

	Back Cover
The Funds are managed by Trustmark Investment Advisors, Inc. (the “Adviser” or “Trustmark”).

2

SUMMARY SECTION
THE MONEY MARKET FUND
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $51	3 Years: $160	5 Years: $280	10 Years: $628
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.
Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. The Fund will invest in securities rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by the Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 3% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

3

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.
Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q4 2000	1.58%

Worst quarter:	Q3 2009	0.01%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.02%.1

Average Annual Total Returns (as of December 31, 2009)	1 Year	5 Years	10 Years
Institutional Shares	0.09%	2.81%	2.69%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Institutional Class shares was 0.12%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund’s yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

4

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Money Market Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 1996. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

THE U.S. TREASURY MONEY MARKET FUND	SUMMARY SECTION
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with liquidity and maximum safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $51	3 Years: $160	5 Years: $280	10 Years: $628
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”) (“80% Policy”). U.S. Treasury Securities include Bills, Notes, Bonds, and separately traded registered interest and principal securities (“STRIPs”). The Fund will provide notice to shareholders at least 60 days prior to any changes in this 80% Policy.
In managing the Fund, the portfolio manager focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.
The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, and limits the maturity of each security in its portfolio to 397 days or less.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

6

SUMMARY SECTION
PRINCIPAL INVESTMENT RISKS
Although the U.S. Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the U.S. Treasury Money Market Fund by showing changes in the Fund’s performance from year to year, and for the one year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q1 2008	0.55%

Worst quarter:	Q2 2009	0.00%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.01%.

		Since Inception
Average Annual Total Returns (as of December 31, 2009)	1 Year	(September 18, 2007)
Institutional Shares Return Before Taxes[1]	0.04%	0.98%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Institutional Class shares was 0.34%. For current yield information on the Fund, call 1-800-PERFORM. The U.S. Treasury Money Market Fund’s yield appears in The Wall Street Journal each Thursday.

Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

7

SUMMARY SECTION
INVESTMENT ADVISER
Trustmark is the Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2007. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

ADDITIONAL INFORMATION
MORE INFORMATION ABOUT FUND INVESTMENTS AND RISKS
Principal Risks of the Funds
The following table identifies the risks of investing in the Funds.

	Money	U.S. Treasury
	Market	Money
	Fund	Market Fund
Interest Rate Risk[1]	Ö	Ö
Selection Risk[2]	Ö	Ö
Credit Risk[3]	Ö
Income Risk[4]	Ö	Ö

1	Interest Rate Risk Interest rate risk is the possibility that the value of the instruments held by the Fund will decline due to rising interest rates. When interest rates rise, the price of most debt instruments goes down. The price of a debt instrument is also affected by its maturity.

2	Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.

3	Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and the Fund’s shares.

This risk increases as the credit rating of an instrument or its issuer decreases. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. If an issuer of fixed income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money.

Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises (such as Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”)) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae and Freddie Mac’s debt and equities is unclear.

4	Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
MORE INFORMATION ABOUT FEES, FEE WAIVERS AND FUND PERFORMANCE
Performance Bar Charts and Tables
Both the performance bar charts and the tables for the Funds on pages 4 and 7 reflect voluntary fee reductions. Without such voluntary fee reductions, the respective performance of the Funds would have been lower.
Management Fees
Trustmark is voluntarily waiving a portion of its advisory fee disclosed in the fee tables on pages 3 and 6 with respect to the Money Market and U.S. Treasury Money Market Funds. These voluntary fee waivers may be revised or cancelled at any time by Trustmark.

9

Who May Want To Invest?
Consider investing in the Funds if you:
•	have a low risk tolerance

•	are seeking preservation of capital

•	are investing short-term reserves

•	are willing to accept lower potential returns
Disclosure of Fund Portfolio Holdings
A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Funds’ SAI.
FUND MANAGEMENT
Investment Adviser
Trustmark, 1701 Lakeland Drive, Jackson, Mississippi 39216, serves as investment adviser to the Funds. Trustmark is a wholly-owned subsidiary of Trustmark National Bank and is a registered investment adviser. Trustmark manages the investment and reinvestment of the assets of each Fund and continuously reviews, supervises and administers the Funds’ investments. Trustmark is responsible for placing orders for the purchase and sale of the Funds’ investments directly with brokers and dealers selected by it in its discretion.
As of June 30, 2010 Trustmark had assets under management of approximately $3.1 billion. Trustmark National Bank was founded in 1890 and is the largest commercial bank headquartered in Mississippi. As of June 30, 2010, The Wealth Management Division of Trustmark National Bank had approximately $8.2 billion in assets under management and/or administration. Shares of the Funds are not guaranteed by Trustmark, its parent or affiliates, nor are they insured by the FDIC. The Adviser may make marketing assistance payments from its own resources in connection with the Funds’ distribution activities and operations.
For these advisory services, the Funds paid fees as follows during the fiscal year ended May 31, 2010:

As a percentage of
average daily net assets
as of 5/31/2010
The Money Market Fund	0.03%*
The U.S. Treasury Money Market Fund	0.00%*

*	Trustmark waived a portion of its contractual fees for these Funds for the most recent fiscal year. Contractual fees payable to the Adviser (without waivers) are 0.30% for the Money Market Fund and 0.30% for the U.S. Treasury Money Market Fund.
Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent approval of the Investment Advisory Agreement with respect to the Funds is provided in the Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2010.
Portfolio Managers
Kelly Collins is the Portfolio Manager responsible for the day-to-day management of the Funds’ portfolios. He is a Vice President of Trustmark and has served as Portfolio Manager with Trustmark since 1991 and has over 19 years of experience in the investment management industry. Additionally, Mr. Collins is responsible for managing individual and institutional investment accounts specializing in fixed income investment management. Mr. Collins is a graduate of the University of Mississippi with a BBA in Banking and Finance and Managerial Finance.
Additional information about the Portfolio Managers’ compensation arrangements, other accounts managed by the Portfolio Managers, as applicable, and the Portfolio Managers’ ownership of securities of the Funds they manage is available in the Funds’ SAI.
The SAI also contains more detailed information about the Adviser and the Funds’ other service providers.
Distributor and Administrator
Citi Fund Services Ohio, Inc. (“Citi” or “Administrator”) provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping and legal services. Citi also acts as the fund accountant, transfer agent and dividend paying agent of the Funds. Citi is located at 3435 Stelzer Road, Columbus, Ohio 43219.
BHIL Distributors, Inc. (the “Distributor”), 4041 N. High Street, Suite 402, Columbus, OH 43214, acts as the Funds’ distributor. The Distributor is not an affiliate of either Citi or Trustmark.

10

SHAREHOLDER INFORMATION
Pricing of Fund Shares
How Net Asset Value (“NAV”) is Calculated
Each Fund’s NAV is expected to be constant at $1.00 per share, although its value is not guaranteed. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an mortised cost basis which approximates market value. The NAV is normally determined on each Business Day at 12:00 noon, Eastern time, for the Money Market Fund and, for the U.S. Treasury Money Market Fund, at the close of regular trading on the New York Stock Exchange (“NYSE”), or 2:00 p.m., Eastern time, whichever is earlier (the “Pricing Time”). A Business Day is any day on which the NYSE and the Federal Reserve Bank are open and excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veterans’ Day. See note about “Alternative Closing Time” below. The amortized cost method involves valuing a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.
Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after the Fund receives your order in good order by the applicable Pricing Time on any Business Day. For example, if you properly place a purchase order to buy shares of the Fund, it must be received by the applicable Pricing Time in order to receive the NAV calculated at such Pricing Time. If your order is received after the Pricing Time, you will receive the NAV calculated at the next Business Day’s Pricing Time. On any Business Day when the Bond Market Association (“BMA”) recommends that the securities markets close early, each Fund reserves the right to refuse any order received after the BMA recommended closing time (the “Alternative Closing Time”). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next Business Day but no later than the Pricing Time.
Purchasing and Adding to Your Shares
Purchase of shares of the Funds may be made through the Funds or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.
Institutional Class shares of the Funds are offered at NAV without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks, nor credit card convenience checks are accepted.
The minimum initial investment amount is $1,000,000. A Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See “Anti-Money Laundering Program” at the end of this section and the “Market Timing Policies” section.
Avoid Backup Tax Withholding
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided a Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

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Instructions for Opening or Adding to an Account
If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.
All investments made by regular mail or express delivery, whether initial or subsequent, should be sent:

By Mail	By Regular Mail	By Express Mail
	Performance Funds Trust	Performance Funds Trust
	P.O. Box 182484	3435 Stelzer Road
	Columbus, OH 43218-2484	Columbus, OH 43219

For Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2. Make check or cashiers check payable to “Performance Funds Trust” and include the name of the appropriate Fund(s) on the check.

3. Mail or deliver application and payment to address above.

For Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information:

• Fund name

• Share class

• Amount invested

• Account name and account number

2. Make check or cashiers check payable to “Performance Funds Trust” and include your account number on the check.

3. Mail or deliver investment slip and payment to the address above.

Electronic Purchases	Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 1-800-737-3676. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-737-3676 to arrange a transfer from your bank account.

By Wire Transfer	Call 1-800-737-3676 to obtain a new account number and instructions for sending your application, and for instructing your bank to wire transfer your investment.

In order to receive the current day’s NAV, the wire must be received by 1:30 p.m. Eastern time for the Money Market Fund or 2:00 p.m. Eastern time in the case of the U.S. Treasury Money Market Fund.

NOTE: Your bank may charge a wire transfer fee.
Questions?
Call 1-800-PERFORM

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Electronic vs. Wire Transfer
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the ACH and may take up to ten days to clear. There is generally no fee for ACH transactions.
You can add to your account by using the convenient options described below. Each Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice.
Automatic Investment Program
You can make automatic investments in the Funds from your bank account. Automatic investment minimum is $25; no investment is required to establish an automatic investment account.
To invest regularly from your bank account:
•	Complete the Automatic Investment Plan portion on your Account Application.
Make sure you note:
•	Your bank name, address and account number;

•	The amount you wish to invest automatically (minimum $25);

•	How often you want to invest (every month or 4 times a year);

•	Attach a voided personal check.
Payroll Direct Deposit
You may set up a payroll direct deposit arrangement through your employer or retirement benefit source. You may make periodic investments of at least $25 per Fund per pay period.
For more information about how to invest regularly from your paycheck or government check, call 1-800-737-3676.
Dividends and Distributions
All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU’VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
Anti-Money Laundering Program
Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Funds’ Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required, among other matters, to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address . Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. If any of the above requested information is missing, we may reject your account and return your application or take such action as we deem reasonable as permitted by law. Please review your account application for additional information.

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Selling Your Shares
You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “General Policies on Selling Shares” below.
Withdrawing Money From Your Fund Investment
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
Instructions For Selling Shares
If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges on your account application)	1. Call 1-800-737-3676 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone Redemptions” below.)

By Mail (See “General Policies on Selling Shares — Redemptions in Writing Required” below.)
1.  Call 1-800-737-3676 to request redemption forms or write a letter of instruction indicating:

• your Fund and account number

• amount you wish to redeem

• address where your check should be sent

• account owner signature

2. Mail to: Performance Funds Trust P.O. Box 182484 Columbus, OH 43218-2484

By Overnight Service
(See “General Policies on Selling Shares — Redemptions in Writing Required” below.)	See “By mail” instruction 1 above. 2. Send to Performance Funds Trust
c/o Citi Fund Services
Attn: T.A. Operations
3435 Stelzer Road
Columbus, OH 43219

Wire Transfer	Call 1-800-737-3676 to request a wire transfer.
You must indicate this option on your account application Note: Your financial institution may also charge a separate fee.
If you call by the cut-off time for redemptions (1:30 p.m. Eastern time for the Money Market Fund and 2:00 p.m. Eastern time for the U.S. Treasury Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day.

Electronic Redemptions	Call 1-800-737-3676 to request an electronic redemption.
Your bank must participate in the ACH and must be a U.S. bank	If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days.

Your bank may charge for this service.
Questions?
Call 1-800-PERFORM

14

Selling Your Shares — Continued
Automatic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum periodic withdrawal is $100. To activate this feature:
•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-737-3676.

•	Include a voided personal check.

•	Your account must have a value of $25,000 or more to start withdrawals.
Redemption By Check Writing
You may write checks in amounts of $100 or more on your account in the Funds. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. You may not close your Money Market Fund account by writing a check.
General Policies on Selling Shares
Redemptions in Writing Required
You must request redemption in writing in the following situations:
1. Redemptions from Individual Retirement Accounts (“IRAs”).
2. Redemption requests requiring a signature guarantee, which include each of the following circumstances.
•	Your account registration or the name(s) on your account has changed within the last 10 business days.

•	The check is not being mailed to the address on your account.

•	The check is not being made payable to the owner(s) of the account.

•	The redemption proceeds are being transferred to another Fund account with a different registration.

•	The redemption proceeds are being wired to bank instructions currently not on your account.
Please note that for the Money Market Fund, signature guarantees are not required for redemptions made using check writing privileges unless you have changed your address on your account (See instruction 2 above).
A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
Verifying Telephone Redemptions
The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by telephone, transaction requests may be made by registered or express mail.
Redemptions Within 10 Business Days of Shares Purchased by Check
When you have made your initial investment by check, your redemption proceeds will not be mailed until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.
Postponement of Redemption Request
Payment for shares may be delayed under extraordinary circumstances (such as during periods in which as a result of an emergency, the disposal or evaluation of the net asset value of portfolio securities is not reasonably practicable) or as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by regular mail or express mail.
Redemption in Kind
Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind” for amounts redeemed by a shareholder, in any 90-day period, in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

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Closing of Small Accounts
If your account falls (not as a result of market action) below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If it remains below $500 ($250 for IRAs) after 30 days, a Fund may close your account and send you the proceeds at the current NAV.
Undeliverable Distribution and Redemption Checks
For any shareholder who chooses to receive distributions in cash: if distribution checks (1) are returned and marked as “undeliverable,” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.
Exchanging Your Shares
You can exchange your shares in one Fund for shares of the same class, of another Performance Fund, usually without paying additional sales charges (see “Notes On Exchanges” below). No transaction fees are charged for exchanges.
You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.
Instructions for Exchanging Shares
Exchanges may be made by sending a written request to Performance Funds Trust, P.O. Box 182484, Columbus OH 43218-2484, or by calling 1-800-737-3676. Please provide the following information:
•	Your name and telephone number;

•	The exact name on your account and account number;

•	Taxpayer identification number (usually your Social Security number);

•	Dollar value or number of shares to be exchanged;

•	The name of the Fund from which the exchange is to be made;

•	The name of the Fund into which the exchange is being made.
See “Selling Your Shares” for important information about telephone transactions.
Automatic Exchanges
You can use the Funds’ Automatic Exchange feature to purchase Institutional Class shares of the Performance Funds at regular intervals through regular, automatic redemptions from the Funds. To participate in the Automatic Exchange:
•	Complete the appropriate section of the Account Application.

•	Shareholders must have a minimum initial purchase of $10,000 in their Performance Funds accounts.
To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to Performance Funds Trust, P.O. Box 182484, Columbus, Ohio 43218-2484.
Notes On Exchanges
The registration and tax identification numbers of the two accounts must be identical.
The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
Be sure to read carefully the Prospectus of any other Performance Fund into which you wish to exchange shares.
Questions?
Call 1-800-PERFORM

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Market Timing Policies
The Funds are NOT designed for market timing strategies. If you engage in market timing, do not invest in shares of the Funds. The Funds discourage frequent exchanges by shareholders into shares of another Performance Fund and they do not knowingly permit nor make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term exchanges into shares of another Performance Fund. For purposes of applying these policies when exchanging shares of the Funds for shares of another Performance Fund, you should refer to the “Market Timing Policies” section of the prospectus of the other Performance Fund. Purchases and exchanges within the Funds and automatic exchanges between the Funds and another Performance Fund are not limited by the market timing policies. However, the Funds reserve the right to restrict purchases and exchanges indefinitely without notice in the event of detection of suspected market timing activities.
Service Organizations
Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations (“Service Organization(s)”) may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.35% of the Fund’s average daily net assets for these services, which include:
•	receiving and processing shareholder orders

•	performing the accounting for customers’ sub-accounts

•	maintaining retirement plan accounts

•	answering questions and handling correspondence for customer accounts

•	acting as the sole shareholder of record for customer accounts

•	issuing shareholder reports and transaction confirmations

•	performing daily “sweep” functions
Notwithstanding the foregoing, no more than 0.25% of the Service Organization fee may be paid to such Service Organization in “services fees” within the meaning of the FINRA Rules. An affiliate of the Adviser has entered into a Service Organization Agreement with certain Funds pursuant to which such affiliate receives a services fee of up to 0.08% for services provided to certain shareholders. Although the amount of these fees are currently limited to 0.08%, (which is the amount included under “Other Expenses” in the Funds’ respective fee tables on pages 3 and 6), such fees may be increased at any time by the Funds’ Board of Trustee up to 0.35%.
Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with the Fund but are covered under separate fee schedules provided by the Service Organization to its customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. The Adviser or Administrator also may pay Service Organizations for rendering services to customers’ sub-accounts.
Dividends, Distributions and Taxes
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on all other Funds are declared daily and paid monthly. Capital gains for all Funds are distributed at least annually.
The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where noted, the summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income tax. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.
Except as discussed below, you will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions will generally be taxable to you as ordinary income (and will not qualify for any reduced rate or deductions applicable to qualified dividends).
Dividends and distributions from each Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.
You will be notified annually of the tax status of distributions to you.
The one major exception to the tax principles discussed above is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.
If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to the Fund, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then the Fund will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

17

Shareholders also may be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of Fund distributions, if any, that are attributable to interest on certain types of federal securities.
For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.
More information about taxes is contained in the SAI.
Householding
In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call 1-800-737-3676, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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FINANCIAL HIGHLIGHTS
The Financial Highlights Table on the following page is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal years or periods ended May 31, 2010, 2009, 2008 and 2007 have been derived from financial statements audited by KPMG LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request. Information for the fiscal year ended May 31, 2006 was derived from financial statements audited by the Fund’s previous independent registered public accounting firm.

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FINANCIAL HIGHLIGHTS	Money Market Fund
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized
			and								Ratio of Net	Ratio of
	Net Asset		Unrealized		Dividends				Net Assets	Ratio of	Investment	Expenses
	Value,	Net	Gains/	Total from	Net		Net Asset		at End	Expenses	Income to	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Total	Value, End		of Period	to Average	Average Net	Net
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Total Return	(000’s)	Net Assets	Assets	Assets(a)
The Money Market Fund
Institutional Class Shares
Year Ended May 31, 2010	$1.00	$— *	$— *	$— *	$— *	$— *	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	1.00	0.01	— *	0.01	(0.01)	(0.01)	1.00	0.97%	692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	1.00	0.04	— *	0.04	(0.04)	(0.04)	1.00	3.78%	695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	1.00	0.05	— *	0.05	(0.05)	(0.05)	1.00	4.86%	451,062	0.48%	4.75%	0.52%
Year Ended May 31, 2006	1.00	0.04	— *	0.04	(0.04)	(0.04)	1.00	3.58%	478,886	0.47%	3.54%	0.51%

*	Less than $0.005 per share.

(a)	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

20

FINANCIAL HIGHLIGHTS	U.S. Treasury Money Market Fund
Selected data for a share outstanding throughout the periods indicated.

		Investment Activities
			Net
			Realized								Ratio of Net		Ratio of
	Net Asset		and		Dividends				Net Assets	Ratio of	Investment		Expenses
	Value,	Net	Unrealized	Total from	Net		Net Asset		at End	Expenses	Income to		to Average
	Beginning	Investment	Gains on	Investment	Investment	Total	Value, End	Total	of Period	to Average	Average Net		Net
	of Period	Income	Investments	Activities	Income	Dividends	of Period	Return(a)	(000’s)	Net Assets(b)	Assets(b)		Assets(b)(c)
The U.S. Treasury Money Market Fund
Institutional Class Shares
Year Ended May 31, 2010	$1.00	$— *	$— *	$— *	$— *	$— *	$1.00	0.03%	$166,488	0.11%	—	%(d)	0.50%
Year Ended May 31, 2009	1.00	0.01	— *	0.01	(0.01)	(0.01)	1.00	0.54%	116,007	0.25%	0.50%		0.52%
Period Ended May 31, 2008(e)	1.00	0.02	— *	0.02	(0.02)	(0.02)	1.00	1.68%	141,950	0.36%	2.32%		0.56%

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Less than 0.01%.

(e)	Fund commenced operations on September 18, 2007.

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For more information about the Funds, the following documents are available free of charge upon request:
Annual/Semi-Annual Reports (“Reports”)
The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.
Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.
You can get free copies of Reports and the SAI, prospectuses of other Funds in the Performance Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds.
To obtain copies of the Reports, SAI, other information about the Funds or to make shareholder inquiries, you can contact the Funds at:
Performance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-PERFORM
You can also obtain copies of the Reports and SAI on our Website at:
http://www.performancefunds.com
Information from the Securities and Exchange Commission
You may review and obtain copies of the Reports and SAI by visiting the SEC’s Public Reference Room in Washington, D.C. The Reports and SAI are also available on the SEC’s EDGAR database at www.sec.gov. You may obtain copies of the Reports and SAI by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

Investment Company Act file no. 811-06603 PRO MM 10/10

22

PERFORMANCE FUNDS TRUST
TELEPHONE: 1-800 PERFORM (737-3676)
STATEMENT OF ADDITIONAL INFORMATION — OCTOBER 1, 2010

Ticker Symbol
	Class A	Class B	Institutional
THE MONEY MARKET FUND	PTCXX	N/A	PTIXX
THE U.S. TREASURY MONEY MARKET FUND	N/A	N/A	PTUXX
THE SHORT TERM GOVERNMENT INCOME FUND	PFSFX	N/A	PFSIX
THE INTERMEDIATE TERM INCOME FUND	PFFCX	N/A	PFFIX
THE STRATEGIC DIVIDEND FUND	PSDHX	N/A	PSDFX
THE LARGE CAP EQUITY FUND	PFECX	PFEBX	PFEQX
THE MID CAP EQUITY FUND	PFGCX	PCGBX	PCGIX
THE LEADERS EQUITY FUND	PILZX	PILGX	PILEX
     Performance Funds Trust (the “Trust”) is an open-end, management investment company consisting of eleven separate series. This Statement of Additional Information (“SAI”) contains information about the Class A Shares, the Class B Shares and the Institutional Class Shares, as applicable, of each of the following series—THE MONEY MARKET FUND, THE U.S. TREASURY MONEY MARKET FUND (THE “TREASURY FUND”) (THE MONEY MARKET FUND AND THE TREASURY FUND ARE TOGETHER REFERRED TO HEREIN AS THE “MONEY MARKET FUNDS”), THE SHORT TERM GOVERNMENT INCOME FUND (THE “SHORT TERM FUND”), THE INTERMEDIATE TERM INCOME FUND (THE “INTERMEDIATE FUND”) (THE SHORT TERM FUND AND THE INTERMEDIATE FUND ARE TOGETHER REFERRED TO HEREIN AS THE “INCOME FUNDS”), THE STRATEGIC DIVIDEND FUND, THE LARGE CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND (THE STRATEGIC DIVIDEND FUND, THE LARGE CAP EQUITY FUND, THE MID CAP EQUITY FUND AND THE LEADERS EQUITY FUND ARE TOGETHER REFERRED TO HEREIN AS THE “EQUITY FUNDS”) (each, a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are described in the Prospectuses. See the “Investment Policies.”
     This SAI is not a prospectus and should be read in conjunction with the Money Market Funds’, the Income Funds’ and the Equity Funds’ Prospectuses, each dated October 1, 2010. All terms used in this SAI that are defined in the Prospectuses will have the meanings assigned in the Prospectuses. The financial statements and related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended May 31, 2010 are incorporated by reference into this SAI. Copies of the Prospectuses and the Annual Report may be obtained without charge by writing to the Trust, at 3435 Stelzer Road, Columbus, Ohio 43219; by visiting the Trust’s website at www.performancefunds.com; or by calling the Trust at the telephone number indicated above.

Trustmark Investment Advisors, Inc. — the
Funds’ Investment Adviser (“Trustmark” or “Adviser”)
     NEITHER THE PROSPECTUSES NOR THE SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. NEITHER THE PROSPECTUSES NOR THE SAI CONSTITUTES AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SUCH SECURITIES IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION IS UNLAWFUL.

INVESTMENT POLICIES
The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies. The investment objective of each Fund (except for the Leaders Equity Fund and the Strategic Dividend Fund) is a fundamental policy of the Fund and may not be changed without the approval of the Fund’s shareholders. All other investment limitations, other than the fundamental investment restrictions listed under “Investment Restrictions,” described in the Prospectuses or this SAI may be changed by the Trust’s Board of Trustees. With respect to (1) each Fund’s primary investment policy involving 80% of the Fund’s “assets” and (2) each Fund’s secondary investment policy involving the remainder of 20% of the Fund’s “assets” as shown in the SAI and the Prospectuses, the term “assets” refers to “net assets plus borrowings for investment purposes.” In addition, unless otherwise noted, each 80% primary investment policy is a nonfundamental policy which means it may be changed by the Board of Trustees without shareholder approval. The Funds will provide notice to shareholders at least 60 days prior to any change to this policy.
THE FUNDS
     The Money Market Fund. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days (45 days with respect to Second Tier Securities) (as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”)). The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 60 calendar days and a dollar-weighted average life to maturity no greater than 120 calendar days. The Fund’s investments may include any investments permitted under federal rules governing money market funds, including: U.S. Government Securities; domestic and foreign bank obligations; commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities (see “U.S. Government Securities”, “Domestic and Foreign Bank Obligations”, “Commercial Paper”, “Corporate Debt Securities”, “Repurchase Agreements”, and “Variable and Floating Rate Demand and Master Demand Notes”).
     The Fund is required to comply with Securities and Exchange Commission (“SEC”) requirements with respect to the liquidity of the Fund’s investments. Specifically, the Fund is required to hold at least 10% of its total assets in “daily liquid assets” and at least 30% of its total assets in “weekly liquid assets.“Daily liquid assets include cash (including time deposits), U.S. Treasury securities and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. Weekly liquid assets include cash (including time deposits), U.S. Treasury securities, agency discount notes with remaining maturities of 60 days or less and securities (including time deposits) that will mature or are subject to a demand feature that is exercisable and payable within five business days.
     The Adviser selects only those U.S. dollar-denominated debt instruments that meet the high quality and minimal credit risk standards established by the Board of Trustees and consistent with Federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities based on Trustmark’s credit analysis of a security’s issuer. In making such a determination, Trustmark will consider securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) (see “Appendix A — Description of Securities Ratings) or, if only one NRSRO has rated the security, by that NRSRO, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will purchase commercial paper only if, at the time of the investment, the paper is rated within the top rating category or deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund will invest no more than 3% of its total assets in Second Tier Securities or, if unrated, deemed of comparable quality and any investment in Second Tier Securities issued by any single issuer is limited to 0.5% of the Fund’s total assets.
     The Fund may also invest in the securities of other investment companies (see “Investment Company Securities”). The Fund may also lend its portfolio securities (see “Lending of Securities”).

     The Treasury Fund. The Fund pursues its objective to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in obligations issued by the U.S. Treasury (“U.S. Treasury Securities”) (see “U.S. Government Securities” and “Variable and Floating Rate Demand and Master Demand Notes”). The Fund may purchase U.S. Treasury Securities on a “when-issued” basis (see “When-Issued, Delayed Delivery Securities and Forward Commitments”). U.S. Treasury Securities may also include STRIPs (see “STRIPs”). The Fund is required to maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less with no security having a remaining maturity exceeding 397 days.
     The Fund is required to comply with SEC requirements with respect to the liquidity of the Fund’s investments. Specifically, the Fund is required to hold at least 10% of its total assets in “daily liquid assets” (as defined above) and at least 30% of its total assets in “weekly liquid assets” (as defined above).
     The Fund may also invest in the securities of other investment companies having similar investment policies (see “Investment Company Securities”). The Fund may also lend its portfolio securities (see “Lending of Securities”).
     The Short Term Fund and the Intermediate Fund. Each Income Fund pursues its objective as described in the Prospectuses by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities (see “U.S. Government Securities” and “Mortgage-Related Securities”) within such Fund’s given maturity restrictions described in the Prospectuses. These securities may also include zero coupon securities (see “Zero Coupon Securities”).
     To permit desirable flexibility, the Short Term Fund has authority to invest up to 20% of its assets and the Intermediate Fund has authority to invest up to 35% of its assets in corporate debt securities rated BBB or better by Standard &Poor’s (“S&P”) or Baa or better by Moody’s Investment Services, Inc. (“Moody’s”) (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody’s (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers’ acceptances and other short-term debt obligations of domestic and foreign banks variable and floating rate demand and master demand notes; and repurchase agreements with respect to securities in which the Fund is authorized to invest (see “Domestic and Foreign Bank Obligations,” “Commercial Paper,” “Corporate Debt Securities,” “Repurchase Agreements,” and “Variable and Floating Rate Demand and Master Demand Notes”). In addition, the Funds may enter into interest rate futures contracts, options on securities and options on futures contracts to a limited extent (see “Interest Rate Futures Contracts and Options Thereon,” “Investment in Bond Options” and “Risks Involving Futures Transactions”). The Funds may also invest in investment companies and securities on a when-issued basis or forward commitment basis and lend its portfolio securities (see “Investment Company Securities,” “When-Issued, Delayed Delivery Securities and Forward Commitments” and “Lending of Securities”).
     The Strategic Dividend Fund. The investment objective of the Strategic Dividend Fund is to seek a level of current income and long term growth of income consistent with preservation of capital. The Fund will, under normal conditions, invest at least 80% of its assets in income-producing equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Orleans Capital Management (“OCM” or the “Sub-Adviser”) seeks to achieve the Fund’s investment objectives by investing in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities, in the 10 economic sectors of the S&P 500 Index (see “Convertible Securities”). The Fund typically focuses its investments in a small group of domestic large capitalization company dividend paying stocks and is considered a non-diversified fund. The Fund may also invest in real estate investment trusts (REITs) (see “REITs”). Under normal market conditions, up to 20% of the Fund’s total assets may be invested in options, warrants, foreign securities/ADRs, money market instruments, investment grade debt securities, U.S. Government Securities and futures contracts (see “Options on Common Stock and Stock Indices,” “Warrants and Rights,” “Foreign Securities and American Depositary Receipts,” “Corporate Debt Securities,” “U.S. Government Securities,” “Index Future Contracts” and “Options on Index Futures”). The Fund may invest without limit in debt instruments for temporary defensive purposes when the Adviser or Sub-Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers’

acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated “A-2” or better by S&P, or “P-2” or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Domestic and Foreign Bank Obligations,” “Commercial Paper,” “Repurchase Agreements” and “Variable and Floating Rate Demand Notes.”) The Fund may also invest in investment companies and lend portfolio securities (see “Investment Company Securities” and “Lending of Securities”).
     The Large Cap Equity Fund. The Large Cap Equity Fund pursues its objective of long-term capital appreciation by investing primarily in common stocks. The Fund may also enter into stock index futures contracts, options on securities, and options on futures contracts to a limited extent (see “Index Futures Contracts,” “Options on Common Stocks and Stock Indices” and “Options on Index Futures “). The Fund expects to invest primarily in securities of U.S. based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs (see “Foreign Securities”). Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of large U.S. companies as described in the Prospectuses. Companies that satisfy this test at the time of purchase will continue to be considered “large” for purposes of the 80% test even if they subsequently fall below this range. Under normal conditions, up to 20% of the Fund’s assets may be invested in smaller capitalization stocks (i.e., mid and small capitalization stocks not included in the definition of “large cap” stocks set forth in the Prospectuses), foreign securities, U.S. Government Securities and options and futures transactions (see “U.S. Government Securities”). When warranted by business or financial conditions, or when, in the opinion of the Adviser, it is in the best interests of the Fund, the Fund may for temporary defensive purposes invest up to 100% of its total assets in U.S. Government Securities or, subject to a 25% industry concentration limitation, certificates of deposit, bankers’ acceptances, commercial paper rated “A-2” or better by S&P or “P-2” or better by Moodys, repurchase agreements (maturing in seven days or less) Mortgage-Related and asset backed securities and debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments) which are rated A or better by at least two rating organizations (see “Corporate Debt Securities,” “Mortgage-Related Securities” and “Other Asset Backed Securities”). The Fund may also invest in investment companies and lend portfolio securities (see “Investment Company Securities” and “Lending of Securities”).
     The Mid Cap Equity Fund. The Mid Cap Equity Fund pursues its objective of growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in equity securities of mid-sized companies. Mid-sized companies are defined as those with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index at the time of investment. The S&P Mid Cap 400 Index is an unmanaged index that is designed to track the performance of medium sized companies. The index is updated quarterly, and the companies included in the index, as well as their capitalization ranges, change from time to time. A company that was within the range of the index at the time its stock was purchased by the Fund will continue to be considered mid-sized for purposes of the 80% test even if its capitalization subsequently falls outside the range of the index. Under normal market conditions, up to 20% of the Fund’s assets may be invested in options, warrants, preferred stock, foreign securities, money market instruments, securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see “Options on Common Stock and Stock Indices,” “Investments In Warrants And Rights,” “Convertible Securities,” “Foreign Securities and American Depositary Receipts,” “Corporate Debt Securities,” “Index Future Contracts” and “Options on Index Futures”). The Fund may invest without limit in investment grade corporate debt securities, Mortgage-Related and asset backed securities, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated “A-2” or better by S&P, or “P-2” or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Domestic and Foreign Bank Obligations,” “Commercial Paper,” “Repurchase Agreements” and “Variable and Floating Rate Demand Notes.”) The Fund may also invest in investment companies and lend portfolio securities (see “Investment Company Securities” and “Lending of Securities”).
     The Leaders Equity Fund. The Leaders Equity Fund pursues its objective of long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity securities of (1) companies with market capitalizations greater than $500 million at the time of purchase and (2) companies whose stock price performance and other fundamentals are considered by the Adviser to be in the top 25% of equity markets as measured by various financial industry research companies and other independent organizations providing similar services. The Fund typically focuses its investments in a core group of 15-50 stocks. Under normal market conditions, up to 20% of the Fund’s assets may be invested in options, warrants, preferred stock, foreign securities/ADRs, money market instruments, investment grade debt securities and securities convertible into common or preferred stock, futures contracts and equity securities of larger capitalized companies (see “Options on Common Stocks and Stock Indices,” “Investments In Warrants And Rights,” “Convertible Securities,” “Foreign Securities and American Depositary Receipts,” “Corporate Debt Securities,” “Index Future Contracts” and “Options on Index Futures”). The Fund may invest without limit (i.e., constituting more than the 15-50 stocks of the core portfolio) in debt instruments, preferred stock and equity securities of larger capitalized companies for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government Securities; certificates of deposit, bankers’ acceptances and other short-term debt obligations of banks, short term money market instruments including commercial paper rated “A-2” or better by S&P, or “P-2” or better by Moodys; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See “Domestic and Foreign Bank Obligations,” “Commercial Paper,” “Repurchase Agreements” and “Variable and Floating Rate Demand and Master Demand Notes.”) The Fund may also invest in investment companies and lend portfolio securities (see “Investment Company Securities” and “Lending of Securities”).
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES
     U.S. Government Securities (all Funds). The Funds, except as noted below, may invest in all types of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (generally maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and obligations issued or guaranteed by U.S. Government agencies or which are supported by the full faith and credit pledge of the U.S. Government. The only U.S. Government securities in which the Treasury Fund may invest are U.S. Treasury obligations. In the case of U.S. Government obligations which are not backed by the full faith and credit pledge of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States in the event the agency or instrumentality is unable to meet its commitments. Such securities may also include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and participation in loans made to foreign governments or their agencies that are substantially guaranteed by the U.S. Government (such as Government Trust Certificates). See “Mortgage-Related Securities” and “Other Asset-Backed Securities” below.
     Domestic And Foreign Bank Obligations (all Funds except the Treasury Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers’ acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of its affiliates, as defined under the 1940 Act. The Funds limit their investments in U.S. bank obligations to obligations of U.S. banks (including foreign branches). The Funds limit their investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches of foreign banks) which, in the opinion of the Adviser, are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Funds.
     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 10% of the value of the total assets of the Fund (5% in the case of the Money Market Fund).
     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments; that the obligations may be less marketable than comparable obligations of U.S. banks; that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; that foreign deposits may be seized or nationalized; that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.
     Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all-foreign branches of U.S. banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.
     Commercial Paper (all Funds except the Treasury Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by U.S. banks and bank holding companies, U.S. corporations and financial institutions, as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. Each Fund establishes its own standards of creditworthiness for issuers of such investments.
     Corporate Debt Securities (all Funds except the Treasury Fund). The Funds may invest in U.S. dollar-denominated obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar denominated obligations of foreign issuers, including, for the Equity and Government Funds, those described below under “Foreign Securities and American Depositary Receipts.” Such debt obligations include, among others, bonds, notes, debentures, commercial paper and variable rate demand notes. Bank obligations include, but are not limited to certificates of deposit, bankers’ acceptances, and fixed time deposits. The Adviser, in choosing corporate debt securities on behalf of a Fund will evaluate each issuer based on (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions to such issuer’s country; and, (iii) other considerations the Adviser deems appropriate. Investment in obligations of foreign issuers may present a greater degree of risk than investment in domestic securities (see “Foreign Securities and American Depositary Receipts” below for more details). The Money Market Fund’s investments in U.S. corporate debt securities are limited to corporate bonds, debentures, notes and other similar corporate debt instruments which meet previously disclosed minimum ratings or if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Fund may invest. See Appendix A for an explanation of different rating categories.
     Unrated Investments (all Funds except the Treasury Fund). Each Fund may purchase instruments that are not rated if such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund in accordance with procedures adopted by the Board of Trustees.
     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, in the case of the Money Market Fund, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund’s Adviser must report such event to the Board of Trustees as soon as possible to permit the Board to reassess the security promptly to determine whether it may be retained as an investment for the Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating system, the Money Market Fund will attempt to use comparable ratings of another NRSRO as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI.
     Letters of Credit (all Funds except the Treasury Fund). Each Fund may purchase debt obligations backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit-backed investments.

     Lending of Securities (all Funds). Each Fund may lend its portfolio securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its portfolio securities, each Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. Each Fund may lend its portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions, so long as the terms, and the structure of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or other liquid securities having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of securities loaned rises (i.e., the borrower “marked-to-market” on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan (which may include the Fund’s investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceed 33 1/3% of the value of a Fund’s total assets. Loan arrangements made will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange (“NYSE”), which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.
     Interest Rate Futures Contracts And Options Thereon. The Income Funds may use interest rate futures contracts (“futures contracts”) principally as a hedge against the effects of interest rate changes. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated “contracts markets” which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.
     Generally, if market interest rates increase, the value of outstanding debt securities decline (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of selling its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund’s portfolio securities declined, the value of the Fund’s futures contracts would increase, thereby protecting the Fund by preventing its net asset value (“NAV”) from declining as much as it otherwise would have declined. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued investment of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.
     At the time a Fund enters into a futures transaction, it is required to make a performance deposit (initial margin) of cash or liquid securities with its custodian in a segregated account in the name of the futures broker. Subsequent payments of “variation margin” are then made on a daily basis, depending on the value of the futures which is continually “marked-to-market.” (See “Margin and Segregation Requirements” below.)
     The Funds may engage only in interest rate futures contract transactions involving (i) the sale of the designated debt securities underlying the futures contract (i.e., short positions) to hedge the value of securities held by such Funds; (ii) the purchase of the designated debt securities underlying the futures contract when such Funds hold a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii)

activities that are incidental to a Fund’s activities in the cash market in which such a Fund has determined to invest. If the market moves favorably after a Fund enters into an interest rate futures contract as a hedge against anticipated adverse market movements, the benefits from such favorable market movements on the value of the securities so hedged will be offset in whole or in part, by a loss on the futures contract.
     The Funds may engage in futures contract sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities it holds.
     The Funds may purchase and sell interest rate futures contracts (“futures contracts”) as a hedge against changes in interest rates, provided that not more than 25% of each Fund’s net assets are at risk due to such transactions.
     An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial performance deposit and are subject to calls for variation margin.
     Investment in Bond Options. The Income Funds may purchase put and call options and write covered put and call options on securities in which each such Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (“OTC”) options). The writer of a call option, who receives a premium, has the obligation upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.
     The Income Funds may write put and call options on bonds only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if an Income Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if an Income Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.
     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Income Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, the Income Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Income Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.
     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933 as amended (“Securities Act”), there is no assurance that the Income Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If an Income Fund, as a covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Income Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund’s limitation on investments in securities that are not readily marketable.
     Master Limited Partnerships. (Strategic Dividend Fund). Master limited partnerships (“MLPs”) are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like the Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions. To the extent that an MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.
     The Strategic Dividend Fund may invest up to 5% of its net assets in MLPs.
     Options on Common Stocks and Stock Indices (Equity Funds). Each Fund may write (i.e., sell) call options (“calls”) if the calls are “covered” throughout the life of the option. A call is “covered” if a Fund owns or has the right to acquire the optioned securities and maintains, in a segregated account with its custodian, liquid assets with a value sufficient to meet its obligations under the call, or if a Fund owns an offsetting call option. When a Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price, regardless of market price changes during the call period. If the call is exercised, each Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.
     Each Fund also may purchase put options (“puts”). When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. If a put is purchased and becomes worthless on its expiration date, a Fund will have lost the premium and this will have the effect of reducing the Fund’s return.
     Each Fund will realize a gain (or loss) on a closing purchase transaction with respect to a call previously written by the Fund if the premium, plus commission costs, paid to purchase the call is less (or greater) than the premium, less commission costs, received on the sale of the call. A gain also will be realized if a call which the Fund has written lapses unexercised, because the Fund would retain the premium.
     Each Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund’s total assets. There can be no assurance that a liquid secondary market will exist at any given time for a particular option.

     Index Futures Contracts (Equity Funds). Each Fund may enter into stock index futures contracts in order to protect the value of common stock investments, provided that not more than 25% of the Fund’s total assets are at risk due to such transactions. An index futures contract is a contract to buy or sell units of an index at a specified future date, at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts and may purchase and sell options thereon.
     There are several risks in connection with the use by the Funds of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in the Adviser’s judgment, have a significant correlation with movements in the prices of the Fund’s portfolio securities sought to be hedged.
     Successful use of the index futures by the Funds for hedging purposes is also subject to a Fund’s ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. (See “Margin and Segregation Requirements” below.)
     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.
     Options on Index Futures (Equity Funds). Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
     Margin and Segregation Requirements. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:
     -are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded;
     -may be maintained in cash, U.S. government securities or certain other liquid assets by the Funds’ custodian for the benefit of the FCM; and
     -are similar to good faith deposits or performance bonds.
     Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Funds’ investment limitations or involve borrowing to finance the transactions. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by FCM’s other customers. Variation margin does not represent a borrowing or loan by the Fund. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which they do business and by depositing margin payments in a segregated account with the Trust’s custodian.
     In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if a Fund “covers” a long position. For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
     Additional Limitations on Futures Contracts and Related Options. In order to comply with undertakings made by the Trust pursuant to CFTC Regulation 4.5, the Funds will each use interest rate and stock index futures contracts and options thereon, respectively, solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z)(1); provided, however, that with respect to each long position in an interest rate futures contract or option thereon that will be used as part of a portfolio management strategy and that is incidental to such Fund’s activities in the underlying cash market but would not come within the meaning and intent of Reg. 1.3(z)(1), the “underlying commodity value” (the size of the contract or option multiplied by its current settlement price) of each such long position will not at any time exceed the sum of:
(1)	The value of short-term United States debt obligations or other United States dollar-denominated high quality short term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on such contract or option;

(2)	Unrealized appreciation on such contract or option held at the broker; and

(3)	Cash proceeds from existing investments due in not more than 30 days.
     No Fund will enter into financial futures contracts and options thereon for which the aggregate initial margin and premiums exceed 5% of the fair market value of its assets, after taking into account unrealized profits and unrealized losses on any such contracts and options it has entered into; provided, however, that the “in-the-money” amount of an option that was “in-the-money” at the time of purchase will be excluded in computing such 5%.

     Risks Involving Futures Transactions. Transactions by Funds in futures contracts and options thereon involve certain risks. One risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in a Fund’s portfolio (the portfolio securities will not be identical to the securities underlying the futures contracts). In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract and option prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures and option positions in certain cases. Inability to liquidate positions in a timely manner could result in the Funds’ incurring larger losses than would otherwise be the case. The use of stock index futures contracts and put options on stock index futures contracts may impair the liquidity of the Funds’ assets and the ability to operate as an open-end investment company. Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments. The Adviser will monitor the Funds’ use of such techniques and report to the Board of Trustees concerning their impact, if any, on liquidity and the Funds’ ability to meet redemptions.
     Repurchase Agreements (all Funds except the Treasury Fund). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U. S. Treasury or other government obligations or high quality money market instruments in which the Fund is permitted to invest. The Funds will enter into repurchase agreements only with dealers, domestic banks (members of the Federal Reserve System having total assets in excess of $500 million) or recognized financial institutions which, in the opinion of the Adviser and in accordance with guidelines adopted by the Board of Trustees, present minimal credit risks. The Fund will require that the value of such underlying securities, together with any other collateral held by a Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of such repurchase agreements will always be less than one year. A Fund’s risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller’s obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the 1940 Act, repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% (5% for the Money Market Fund) of the total net assets of the Fund would be so invested.
     Short-Term Trading (all Funds except the Treasury Fund). The Funds do not make a practice of short-term trading; however, purchases and sales of securities will be made whenever necessary in the management’s view to achieve the investment objectives of the Fund. The Adviser does not expect that in pursuing the Funds’ investment objectives unusual portfolio turnover will be required and intends to keep turnover to a minimum consistent with such investment objective. The Adviser believes unsettled market economic conditions during certain periods require greater portfolio turnover in pursuing the Funds’ investment objectives than would otherwise be the case.
     Variable and Floating Rate Demand and Master Demand Notes (all Funds). The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund’s investment in demand instruments which provide that such Fund will not receive the principal note amount within seven days’ notice, in combination with a Fund’s other investments in illiquid instruments, will be limited to an aggregate total of 15% (5% with respect to the Money Market Fund and the Treasury Fund) of that Fund’s net assets.
     The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and a borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if at the time of an investment, the issuer meets the criteria set forth in the Prospectuses for short term debt securities.
     Foreign Securities and American Depositary Receipts (“ADRs”) (Equity Funds). The Equity Funds may invest in foreign securities through the purchase of ADRs and may also invest directly in certain debt securities of foreign issuers. The foreign debt securities in which the Equity Funds may invest include securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Each Equity Fund’s investment in foreign debt securities is limited to 5% of its total assets. The Leaders Equity, Mid Cap Equity and Large Cap Equity Funds may invest in ADRs. Generally these are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic securities market. The Funds intend to invest less than 20% of each Fund’s total assets in ADRs.
     There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.
     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.
     Investments in foreign securities and ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers, including through ADRs, are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular security or ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. In addition, with respect to all ADRs, there is always the risk of loss due to currency fluctuations.
     When Issued, Delayed Delivery Securities and Forward Commitments (all Funds except the Money Market Fund). The Funds may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.
     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. The Funds will segregate cash or liquid high-grade debt securities with a Fund’s custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.
     Mortgage-Related Securities (all Funds except the Treasury Fund). A Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
     Mortgage-related securities, for purposes of the Funds’ Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.
     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as (“Freddie Macs” or “PCs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
     On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of FNMA and FHLMC, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate FNMA and FHLMC with all the powers of the shareholders, the directors, and the officers of FNMA and

FHLMC and conduct all business of FNMA and FHLMC; (2) collect all obligations and money due to FNMA and FHLMC; (3) perform all functions of FNMA and FHLMC which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FNMA and FHLMC; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) has entered into certain preferred stock purchase agreements (“SPAs”) with each of FNMA and FHLMC which establish the Treasury as the holder of a new class of senior preferred stock in each of FNMA and FHLMC, which stock was issued in connection with financial contributions from the Treasury to FNMA and FHLMC. The Treasury also: (i) established a new secured lending credit facility which was available to FNMA, FHLMC, and the Federal Home Loan Banks, which was intended to serve as a liquidity backstop, and which expired December 31, 2009; and (ii) initiated a temporary program to purchase residential mortgage-backed securities issued by FNMA and FHLMC, which also expired December 31, 2009. The Treasury continues to hold a portfolio of mortgage-backed securities purchased through the facility. On December 24, 2009, the Treasury announced further amendments to the SPAs, which included additional financial support through the end of 2012.
     The conditions attached to the financial contribution made by the Treasury to FNMA and FHLMC and the issuance of this senior preferred stock place significant restrictions on the activities of FNMA and FHLMC. FNMA and FHLMC must obtain the consent of the Treasury to: (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock; (ii) issue capital stock of any kind: (iii) terminate the conservatorship of the FHFA except in connection with a receivership; or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FNMA’s and FHLMC’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by FNMA and FHLMC provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FNMA and FHLMC could be impacted by (among other things) the actions taken and restrictions placed on FNMA and FHLMC by the FHFA in its role as conservator, the restrictions placed on FNMA’s and FHLMC’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at FNMA and FHLMC, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FNMA and FHLMC, including any such mortgage-backed securities held by the Funds.
     In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, the Funds also may invest in mortgage pass-through securities, where all interest payments go to one class of holders (“Interest Only Securities” or “IOs”) and all principal payments go to a second class of holders (“Principal Only Securities” or “POs”). These securities are commonly referred to as mortgage-backed security strips or MBS strips. The yields to maturity on IOs and POs are particularly sensitive to interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the return of POs could be adversely affected. The Funds will treat IOs and POs as illiquid securities except for IOs and POs issued by the U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by the Adviser.
     The Funds may also invest in certain Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”) which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Interest and prepaid principal on a CMO or REMIC are paid monthly or semi-annually. CMOs and REMICs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs and REMICs are structured into multiple classes, with each class bearing a different expected maturity. Payments of principal, including repayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes generally receive principal only after the earlier classes have been retired. When purchasing CMO’s or REMIC’s, the Adviser will use the actual maturity date, average life calculation and structure of the CMO or REMIC to determine the effective maturity. To the extent a particular CMO or REMIC is issued by an investment company, a Fund’s ability to invest in such CMOs or REMICs will be limited. The Funds will not invest in the residual interests of REMICs.

     The Adviser expects that new types of mortgage-related securities may be developed and offered to investors. The Adviser will, consistent with the Funds’ investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.
     The yield characteristics of mortgage-related securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities.
     Like other bond investments, the value of mortgage-backed securities will tend to rise when interest rates fall and tend to fall when interest rates rise. Their value may also be affected by changes in the market’s perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Funds’ share values and yields are not guaranteed, and the Funds’ share values will fluctuate (except for the Money Market Fund), and there can be no assurance that each Fund’s investment objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund’s portfolio securities is longer.
     Other Asset-Backed Securities (all Funds except the Treasury Fund). The Funds may also invest in other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile Receivables(C)(“CARS(C)”). CARS(C) represent undivided fractional interests in a trust (“trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(C) are “passed through” monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS(C) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For asset-backed securities, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under “Mortgage-Related Securities.” Either the PSA model, the ABS model or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in asset-backed securities.
     Money Market Fund Investments. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are “eligible securities,” which means they are (i) rated, at the time of investment, in the highest rating category or, if unrated, determined to be of comparable quality (a “First Tier Security”), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (“Second Tier Security”). No money market fund may acquire a Second Tier Security with a remaining maturity of greater than 45 days. Investments in Second Tier Securities are subject to further constraints in that (i) no more than 3% of a money market fund’s assets may be invested in Second Tier Securities and (ii) any investment in Second Tier Securities of any one issuer is limited to a maximum of 0.5% of total assets. At time of purchase, a taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of one issuer. However, a taxable money market fund may invest up to 25% of its total assets in the First Tier Securities of a single issuer for three “business days” (that is, any day other than a Saturday, Sunday or customary business holiday).

     Illiquid Securities. The Funds, except for the Strategic Dividend Fund, (which has adopted a non-fundamental policy), have adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
     The Funds may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration “transactions by an issuer not involving any public offering.” Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will be treated as liquid if determined to be liquid by the Adviser pursuant to procedures adopted by the Board.
     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority (“FINRA”). Consequently, it is the intent of a Fund to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.
     The Adviser will monitor the liquidity of restricted securities in the Funds’ portfolios under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 15% (5% with respect to the Money Market Fund and the Treasury Fund) of the Fund’s average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 3.
     The Treasury Fund does not currently intend to invest in illiquid securities.
     Small Cap Common Stocks. Investing by the Mid Cap Equity Fund and the Leaders Equity Fund in the common shares of “smaller” companies generally entails greater risk and volatility than investing in large, well-

established companies. The securities of small capitalization companies may offer greater potential for capital appreciation than the securities of larger companies since they may be overlooked by investors or undervalued in relation to their earnings power. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies; thus they may provide greater opportunities for long-term capital appreciation as a result of relative inefficiencies in the marketplace.
     Mid Cap Common Stocks. Investing by the Mid Cap Equity Fund and the Leaders Equity Fund in the common stocks of mid-sized companies generally entails greater risk and volatility than investing in large, well-established companies. However, mid-sized companies seem to offer unique competitive advantages because, unlike companies listed on the S&P 500 Index, these companies are still in the developmental stages of their life cycles and are expected to offer the potential for more rapid growth and for capital appreciation because of their higher growth rates. In addition, in comparison with smaller companies, mid-sized companies tend to have more diversified products, markets, and better financial resources. Furthermore, mid-cap companies tend to have a more defined organizational structure and a plan for management succession. Finally, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.
     Investments In Warrants And Rights. The Equity Funds may invest in warrants, which in general are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
     Convertible Securities. The Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund may, as an interim alternative to investment in common stocks, and the Strategic Dividend Fund may purchase investment grade convertible debt securities having a rating of, or equivalent to, at least “BBB” by S&P or, if unrated, judged by the Adviser to be of comparable quality. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
     The Funds may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. Securities rated less than “A” by S&P may have speculative characteristics. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer’s capacity to pay interest and repay principal than are higher rated debt securities. See Appendix A for an explanation of different rating categories.
     In selecting convertible securities for the Funds, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund may purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

     The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of economic uncertainty. Moreover, adverse publicity or the perceptions of investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Funds to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.
     Investment Company Securities (all Funds). Each Fund may invest in securities issued by other investment companies including shares of the Money Market Fund and the Treasury Fund. The Treasury Fund may invest in securities issued by other investment companies provided such investment company’s objective and policies are substantially similar to those of the Treasury Fund. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act. The Funds may also invest in various exchange traded funds (“ETFs”), subject to the Fund’s investment objective, policies and strategies. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector or a particular segment of a securities index or market sector. Some types of ETFs are:
•	“SPDRs” (S&P’s Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index’s underlying investment portfolio, less any trust expenses.

•	“Qubes” (QQQ), are securities that represent ownership in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

•	“iShares” which are a family of over seventy ETFs that are designed to track the performance of specific indexes.

•	“HOLDRs” (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundled the stocks and trade them separately, according to the Fund’s investment strategies.
     The Strategic Dividend Fund may also invest up to 5% of the Fund’s total assets in registered ETFs linked to commodities, including precious metals such as gold. Gold ETFs may seek to gain exposure to the gold resources market by investing in (i) gold commodity linked derivative instruments, including commodity linked index notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the gold commodity market and/or (ii) securities of companies engaged in gold-related businesses, such as mining. The value of commodity linked derivative instruments and securities of gold-related business companies will be affected by overall market movements and other factors affecting the value of gold and the gold mining industry, such as inflation, weather in mining regions, embargoes, or political and regulatory developments, and may fluctuate sharply over short periods of time.
     Investments in Small, Unseasoned Companies. The Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund may invest in small, unseasoned companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their dispositions and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.
     Corporate Reorganizations. The Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Funds.
     In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately after the announcement of the offer or proposal. However, the increased market price of such securities may still discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offerer as well as the dynamics of the business climate when the offer or proposal is in process.
     In making such investments, each Fund will not violate any of its diversification requirements or investment restrictions, including the requirement that, except for the investment of up to 25% of its total assets in any one company or industry, not more than 5% of its total assets may be invested in the securities of any one issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Funds, thereby increasing its brokerage and other transaction expenses as well as making it more difficult for the Funds to meet the tests for favorable tax treatment as a “Regulated Investment Company” specified by the Internal Revenue Code (see the Prospectuses, “Dividends, Distributions and Taxes”). The Adviser intends to select investments of the type described which in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments as well as monitor the effect of such investments on the tax qualification tests of the Internal Revenue Code.
     Short Sales. The Mid Cap Equity Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.
     When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.
     The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from whom it borrowed the security regarding payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.
     If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
     The market value of the securities sold short of any one issuer will not exceed either 5% of a Fund’s total assets or 5% of such issuer’s voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 20% of the value of its assets or the Fund’s aggregate short sales of a particular class of securities exceeds 20% of the outstanding securities of that class. The Fund may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.
     Reverse Repurchase Agreements (Equity Funds). The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Funds intend to enter into reverse repurchase agreements only to avoid selling securities during market conditions deemed unfavorable by the Adviser to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as are consistent with the Fund’s investment objective having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     Zero Coupon Securities and STRIPS (all Funds except the Treasury Fund). The Funds, except the Treasury Fund, may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.
     The Funds may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently. Under the STRIPS (Separate Trading of Registered Interest and Principal of Securities) program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The interest component of STRIPS may be more volatile than that of U. S. Treasury bills with comparable maturities. The Treasury Fund is not permitted to invest any other stripped securities other than STRIPS described above.
     Currently federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on such security that accrues that year, even though the holder receives no cash payments of interest during the year.
     REITs. The Strategic Dividend Fund may invest in REITs. Real estate investment trusts, or REITs, are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements under the Code, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders for federal income tax purposes. Therefore, REITs tend to pay higher dividends than other issuers.
     REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.
     An investment in a REIT is subject to the risks that impact the value of the underlying assets of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for preferential treatment under the Code. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended, inflation, and changes in market interest rates.
     Portfolio Turnover. Purchases and sales are made for the Funds whenever necessary, in the Adviser’s opinion, to meet each Fund’s objectives. Portfolio turnover may involve the payment by the Funds of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The greater the portfolio turnover the greater the transaction costs to the Fund which will increase the Fund’s total operating expenses. Increased portfolio turnover may increase the likelihood of additional capital gains for the Fund.

INVESTMENT RESTRICTIONS
     The following investment restrictions are fundamental policies of all Funds except as noted. Fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under “Shares of Beneficial Interest” in this SAI).
     None of the Funds, except where indicated, may:
(1)	purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except for the Money Market Fund, which will not be limited in its investments in obligations issued by the domestic banking industry), provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

(2)	underwrite securities of other issuers, except to the extent that the purchase of otherwise permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund investment program may be deemed to be an underwriting;

(3)	except for the Strategic Dividend Fund and Treasury Fund, invest more than 15% (10% in the case of the Money Market Fund) of the current value of its net assets in repurchase agreements maturing in more than seven days, in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, or in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. The Treasury Fund may not invest more than 10% of its net assets in securities or other assets which the Board of Trustees determines to be illiquid securities or assets. For purposes of this restriction, securities issued pursuant to Rule 144A or section 4(2) may be considered to be liquid pursuant to guidelines adopted by the Board of Trustees. In addition, each of the Money Market Fund and Treasury Fund have adopted a non-fundamental investment restriction that further limits investments in illiquid securities to 5% of the Fund’s total assets;

(4)	acquire securities for the purpose of exercising control or management over the issuers thereof;

(5)	purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

(6)	invest in shares of other open-end, management investment companies, beyond the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment;

(7)	make loans or lend its portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of a Fund’s total assets;

(8)	purchase or sell real estate (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts; except that the Funds may enter into financial futures contracts and may write call options and purchase call and put options on financial futures contracts as generally described in the Prospectuses and this SAI;

(9)	purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for “margin” payments in connection with financial futures contracts and options on futures contracts) or (except for the Mid Cap Equity Fund) make short sales of securities; or

(10)	issue senior securities or otherwise borrow, except that each Fund may borrow from banks up to 33 1/3% of the current value of its total assets and these borrowings may be secured by the pledge of up to 33 1/3% of the current value of its total assets; and provided further that a Fund may acquire when-issued securities, enter into other forward contracts to acquire securities, and enter into or acquire financial futures contracts and options thereon when the Fund’s obligation thereunder, if any, is “covered” (i.e., the Fund establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s obligations and marks-to-market daily such collateral).
     No Fund may, with respect to 75% (100% with respect to the Money Market Fund and the Treasury Fund) of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer provided however, the Money Market Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof. The Strategic Dividend Fund generally will not invest more than 15% of its total assets in illiquid securities.
     If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities to exceed the limitation set forth in the Fund’s Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.
Codes of Ethics
     The Trust, the Distributor, the Adviser, and the Sub-Adviser have each adopted Codes of Ethics designed to prevent affiliated persons of the Trust, the Distributor and the Adviser/Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. Each Code permits covered personnel to trade in securities in which the Funds may invest, subject to various restrictions and reporting requirements. The Compliance Officer or designee has the responsibility for interpreting the provisions of the Codes, for adopting and implementing procedures for the enforcement of the provisions of the Codes, and for determining whether a violation has occurred. In the event of a finding that a violation has occurred, the Compliance Officer or designee shall take appropriate action. The Trust, the Adviser/Sub-Adviser and the Distributor have developed procedures for administration of the Codes. In addition, certain officers of the Trust who are reporting under the Code of Ethics of Citi Fund Services Ohio, Inc. are not required to report under the Trust’s Code of Ethics pursuant to provisions permitting such reporting arrangements.
MANAGEMENT OF THE FUNDS
The Trust’s Leadership Structure
     The business and affairs of the Funds are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.
     Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Non-Interested Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of four Non-Interested Trustees. The Board has selected Walter P. Neely, a Non-Interested Trustee, to act as Chairman. Dr. Neely’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and committee meetings. In the performance of his duties, Dr. Neely will consult with the other Non-Interested Trustees and the Trust’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

     The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.
     The Board has established two standing committees, the Audit Committee and Nominating and Governance Committee. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.
     The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.
     The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

				Number
				of Port-
				folios in
		Term of		Fund	Other
	Position	Office and		Complex	Director-
	(s) Held	Length of		Overseen	ships
	with the	Time	Principal Occupation(s) During	by	Held by
Name, Address‡, and Age	Trust	Served	Past 5 Years	Trustee	Trustee
Non-Interested Trustees
Joe J. Powell III,* Age: 56,	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	8	N/A
Walter P. Neely, Ph.D., CFA ,* Age: 65,	Trustee and Chair-man	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, 1980 to present.	8	N/A
Shirley F. Olson, D.B.A.* Age: 63,	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	8	N/A
Michael L. Allen* Age: 61,	Trustee	Indefinite, 2/10 to present	Senior Vice President Wealth Management, PNC Financial Services, 2004-July 2010.	8	N/A

‡	Each Trustee may be contacted by writing to the Trustee c/o Curtis Barnes, Citi Fund Services, 100 Summer Street, Suite 1500, Boston, MA 02110.

*	Member of the Audit Committee and Nominating and Governance Committee.

Principal Officers

Name, Address,	Position(s) Held with the	Term of Office and	Principal Occupation(s)
and Age	Trust	Length of Time Served	During Past 5 Years
Teresa Thornhill Age: 45 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/2008 to present	First Vice President, Trustmark National Bank, since 1999.
Curtis Barnes, Age: 57, 100 Summer Street, Suite 1500, Boston, MA 02110	Secretary of the Trust	Indefinite, 5/1999 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — Employee since May 1995.
Chris Sabato, Age: 41, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/2004 to present	Senior Vice President, Fund Administration, Citi Fund Services — Employee since February 1993.
George Stevens Age: 59, 4041 N. High Street, Columbus, OH 43214	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust	One year, 9/2005 to present	Director, Beacon Hill Fund Services, Inc., since March 2008; Vice President, Citi Fund Services, September 1996 to March 2008.
Director Experience, Qualifications, Attributes and/or Skills
     The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his/her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Among the attributes common to all Trustees is the ability: (i) to review critically, evaluate, question and discuss information provided to them; (ii) to interact effectively with other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm; and (iii) to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Trust, non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.
     Mr. Powell has substantial financial and accounting experience, in addition to senior executive-level management experience. Dr. Neely has substantial academic and consulting experience in the fields of business and finance. Dr. Olson has substantial experience counseling business entities on a variety of issues, including management and governance matters. Mr. Allen has substantial experience as an executive in the financial services industry.
     As required by law, for as long as the Trust has a Distribution Plan, the selection and nomination of Trustees who are not “interested persons” of the Trust will be made by such disinterested Trustees. See “Rule 12b-1 Distribution Plan” in this SAI.
     Trustees of the Trust who are not affiliated with the Distributor or the Adviser receive from the Trust an annual fee of $8,000 and a fee of $2,750 for each Board of Trustees meeting attended and a fee of $1,500 for each Committee meeting attended. In addition to the Board meeting fee, the Chairman receives an annual fee of $2,000.

In addition to the committee meeting fee, the Audit Committee and Nominating and Governance Committee Chairpersons receive an annual fee of $1,000.
     The Trust has an Audit Committee, consisting of Messrs. Powell, Neely and Allen and Ms. Olson. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: 1) to recommend the selection, retention or termination of auditors and to evaluate the independence of auditors; 2) to meet with the Trust’s independent auditors as necessary; 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors; 4) to review the fees charged by the auditors for audit and non-audit services; 5) to investigate improprieties or suspected improprieties in Fund and Adviser operations; 6) to review the findings of SEC examinations and consult with Trustmark on appropriate responses; 7) to review any violations of the Code of Ethics for the Funds and any other service provider required to have its employees report personal securities trades; 8) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate; and 9) to review any proposed plans of merger, sale, acquisitions, conversions or other similar transactions for the Funds and report its findings and recommendations to the Board. The Audit Committee met three times during the fiscal year ended May 31, 2010.
     The Trust also has a Nominating and Governance Committee that is comprised of Ms. Olson and Messrs. Powell, Neely and Allen. The Nominating and Governance Committee has adopted a charter, which sets forth its primary duties as follows: (1) evaluate the qualifications of potential interested and non-interested Trustees; (2) to establish policies and procedures for the review of shareholder recommended nominees; (3) make recommendations to the full Board for membership on Board committees; and (4) review the Board’s committee structure and duties. The Nominating and Governance Committee Charter identifies evaluation criteria for trustee candidates. The Nominating and Governance Committee met once during the fiscal year ended May 31, 2010. The Committee will consider candidates submitted by shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Secretary of the Trust. Any submission should include at a minimum the following information: as to each individual proposed for election or re-election as trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Trust that are beneficially owned by such individual, the date such shares were acquired, whether such stockholder believes such individual is, or is not, an “interested person” of the Trust (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the discretion of the Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934 (the “Exchange Act”), as amended, and the rules thereunder (including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a director (if elected)). Any such submission, in order to be considered for inclusion in the Trust’s proxy statement, should be submitted within a reasonable time (120 days) before the Trust begins to print and mail its proxy statement.
     Risk Oversight
     The Board performs its risk oversight function for the Funds through a combination of direct oversight by the Board as a whole and Board committees and indirect oversight through the Adviser, Trust officers, compliance personnel and other service providers. The Funds are subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management functions are within the responsibilities of the Adviser and the other service providers (depending on the nature of the risk) that carry out the Funds’ investment management and business affairs. The Adviser and other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.
     The Board provides risk oversight through: (i) receiving and reviewing on a regular basis reports from the Adviser or other service providers; (ii) receiving, reviewing and approving compliance policies and procedures; (iii) periodic meetings with the Funds’ portfolio managers to review investment policies, strategies and risks; and (iv) meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance findings and issues. The Board also relies on the Adviser and other service providers, with respect to the day-to-day activities of the Funds, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
     Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Funds’ independent registered public accounting firm to ensure that the Funds’ audit scope includes risk-based considerations as to the Funds’ financial position and operations.
     The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.
     The following table sets forth the total compensation paid to Trustees for the fiscal year ended May 31, 2010. Except as disclosed below*, no officer or person affiliated with the Funds received compensation from the Funds for the fiscal year ended May 31, 2010 in excess of $120,000. Messrs. Sabato and Barnes are employees of the Administrator (as defined herein). Mr. Dewey and Ms. Thornhill are employees of the Adviser.
COMPENSATION TABLE

		PENSION OR
		RETIREMENT		TOTAL
		BENEFITS	ESTIMATED	COMPENSATION
	AGGREGATE	ACCRUED	ANNUAL	FROM
	COMPENSATION	AS PART OF	BENEFITS	REGISTRANT
	FROM THE	FUND	UPON	AND FUND
NAME OF PERSON, POSITION	REGISTRANT	EXPENSES	RETIREMENT	COMPLEX****
Duane Dewey, Trustee**	$0	$0	$0	$0

Shirley F. Olson, D.B.A. Trustee	$27,250	$0	$0	$27,250

Walter P. Neely, Ph.D., CFA Trustee	$28,250	$0	$0	$28,250

Joe J. Powell III, Trustee	$27,250	$0	$0	$27,250

Michael L. Allen, Trustee***	$10,750	$0	$0	$10,750

*	Mr. Stevens serves as Chief Compliance Officer whose compensation is reviewed and approved by the Board and paid by Beacon Hill Fund Services, Inc. (“Beacon Hill”) subject to a Mutual Fund Compliance Services Agreement between Beacon Hill and the Trust (“CS Agreement”) dated May 6, 2008. The fee paid pursuant to the CS Agreement by the Funds is not indicative of the total compensation received by Mr. Stevens.

**	Mr. Dewey resigned as Trustee on May 6, 2010.

***	Elected as a Trustee on April 28, 2010.

****	There are eight Funds in the fund complex.
     No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee’s (and his immediate family members’) share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2009.

Name of	Name of Owners and		Title of	Value of	Percent of
Non-Interested Trustee	Relationships to Trustee	Company	Class	Securities	Class
Shirley F. Olson	None	None	None	None	None
Joe J. Powell, III	None	None	None	None	None
Walter P. Neely	None	None	None	None	None
Michael L. Allen	None	None	None	None	None
     No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:
•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

•	the Adviser or principal underwriter of the Funds;

•	an officer of the Adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.
     For the year ended December 31, 2009, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment company overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Independent Trustees

Aggregate Dollar
Range of Equity
Securities in All
Registered Investment
Companies Overseen
	Dollar Range of Equity		by Trustee in Family of
Name of Trustee	Securities in the Funds		Investment Companies

Joe J. Powell, III	$0		$0
Shirley F. Olson	The Money Market Fund	$50,001 - $100,000	$50,001- $100,000
	The Strategic Dividend Fund	$10,001 - $50,000
	The Leaders Equity Fund	$10,001 - $50,000

Walter P. Neely, Ph.D.	The Money Market Fund	Over $100,000	Over $100,000
	The Large Cap Equity Fund	$1 - $10,000

Michael L. Allen	$0		$0
     The Officers of the Trust receive no compensation directly from the Trust for performing the duties of their office; notwithstanding the above compensation arrangements of Mr. Stevens described above. Citi receives fees from the Funds for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Barnes and Sabato are employees of Citi. Ms. Thornhill is an employee of Trustmark.

     As of September 1, 2010, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.
     The Adviser. Trustmark, located at 1701 Lakeland Drive, Jackson, Mississippi 39216, provides investment advisory services to the Funds. Trustmark is a wholly owned subsidiary of Trustmark National Bank. Pursuant to an Assumption Agreement dated June 1, 2002, Trustmark assumed all duties of Trustmark National Bank and Trustmark Investment Advisers, Inc., which had provided investment advisory services to the Funds since their inception pursuant to a Master Investment Advisory Contract and an Assumption Agreement dated April 25, 2001, respectively, with the Trust (the Assumption Agreement and Master Investment Advisory contract are collectively referred to as the “Advisory Contracts”). Subject to such policies determined by the Trust’s Board of Trustees, Trustmark makes investment decisions for the Funds.
     Trustmark National Bank is a wholly owned subsidiary of Trustmark Corporation, a bank holding company. Trustmark National Bank is a national banking association, which provides a full range of banking and trust services to clients.
     The Advisory Contracts provide that the Adviser shall furnish to the Funds investment guidance and policy direction in connection with the daily portfolio management of each Fund. Pursuant to the Advisory Contracts, the Adviser furnishes to the Board of Trustees, periodic reports on the investment strategy and performance of each Fund.
     The Adviser has agreed to provide to the Funds, among other things, money market security and fixed income research, and analysis, statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions.
     The Advisory Contracts will continue in effect for more than two years, provided the continuance is approved annually, (i) by the holders of a majority of the respective Fund’s outstanding voting securities (as defined in the 1940 Act), or by the Trust’s Board of Trustees, and (ii) by a majority of the trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days’ written notice by either party and will terminate automatically if assigned. See “Renewal of Investment Advisory Contracts” below.
     For the advisory services it provides to the Funds, Trustmark may receive fees based on average daily net assets up to the following annualized rates: the Money Market Fund, 0.30%; the Treasury Fund, 0.30%; the Short Term Fund, 0.40%; the Intermediate Fund, 0.50%; the Strategic Dividend Fund, 0.75%; the Large Cap Equity Fund, 0.60%; the Mid Cap Equity Fund, 0.75% and the Leaders Equity Fund, 1.00%.
     OCM, One Shell Plaza, 701 Poydras Street, Suite 4750, New Orleans, LA 70139, serves as Sub-Adviser to the Strategic Dividend Fund pursuant to a sub-advisory agreement among the Trust, Trustmark and OCM. Pursuant to the sub-advisory agreement, OCM will provide day-to-day management of the Fund’s portfolio. Under the Agreement, Trustmark will pay OCM a fee of 0.40% of the Fund’s average net assets. For the fiscal year ended May 31, 2008, OCM was entitled to and waived sub-advisory fees of $205,065 and $59,466, respectively. For the fiscal year ended May 31, 2009, OCM was entitled to and waived sub-advisory fees of $118,841 and $39,469, respectively. For the fiscal year ended May 31, 2010, OCM was entitled to and waived sub-advisory fees of $106,153 and $37,137, respectively.
     For the fiscal years ended May 31, 2008, May 31, 2009 and May 31, 2010, Trustmark was entitled to (before expense caps and waivers) and waived or reimbursed advisory fees and/or other fund expenses as listed below:

	TRUSTMARK ENTITLED			TRUSTMARK WAIVED
	(before expense caps and waivers)
	2008	2009	2010	2008	2009	2010
The Money Market Fund	$1,765,172	$2,253,498	$1,977,695	$235,358	$338,231	$1,769,726
The U.S. Treasury Money Market Fund	$237,639	$498,695	$478,482	$158,427	$434,390	$610,810
The Short Term Fund	$272,760	$281,831	$316,397	$0	$0	$0
The Intermediate Fund	$430,849	$349,094	$352,754	$34,468	$27,928	$28,221
The Strategic Dividend Fund	$385,216	$222,842	$199,049	$112,201	$74,009	$69,637
The Large Cap Equity Fund	$373,334	$299,107	$298,162	$0	$0	$0
The Mid Cap Equity Fund	$660,071	$538,321	$424,397	$0	$0	$0
The Leaders Equity Fund	$519,585	$365,327	$237,344	$124,320	$83,707	$75,543
     The Funds have entered into an expense limitation agreement with the Adviser, in which they have agreed to pay or repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Adviser is contractually limiting fees and expenses at least until September 30, 2011. As of May 31, 2010, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund.

	Amount	Expires May
	Waived or	31,
	Reimbursed
The Strategic Dividend Fund	$112,201	2011
	$74,009	2012
	$69,637	2013
The Leaders Equity Fund	$124,320	2011
	$83,707	2012
	$75,543	2013
     Trustmark National Bank also serves as Custodian for each of the Funds. See “Custodian.” Citi Fund Services Ohio, Inc. (“Citi”), located at 3435 Stelzer Road, Columbus, OH 43219, serves as the Funds’ transfer agent and provides certain administrative, shareholder servicing and fund accounting services for each Fund.
     The Adviser periodically may voluntarily or contractually reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Adviser has entered into an expense limitation agreement with certain of the Funds (each an “Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreements, the Adviser has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.
     The Adviser may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.

     The Adviser has contractually agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the Funds of the Trust until at least September 30, 2011 as follows:

Name of Fund	Expense Limitation for Fund/Class
Strategic Dividend Fund
- Class A	1.20%
- Institutional Class	0.95%

Leaders Equity Fund
- Class A	1.50%
- Institutional Class	1.25%
Information about voluntary expense reimbursements and/or fee waivers for other Funds, if any, is disclosed in the applicable Fund’s Prospectus.
Compensation of Portfolio Managers
Each Fund Portfolio Manager identified below is responsible for assets of the Funds as well as providing investment management services to other accounts, including corporate, pension, public, endowments, foundations, charitable and private trust and other institutional and individual clients.
Compensation of the Fund Portfolio Managers is comprised of base salary and annual incentive bonus. Each Portfolio Manager’s base salary is fixed and is based on industry comparisons and manager experience and level of responsibility. Each Portfolio Manager’s participation in the incentive bonus plan is based solely on the relative performance of each manager’s key accounts,including the Funds, based on pre-tax returns of rolling one, two, three and four year periods. In addition, the bonuses are predicated upon results compared to an underlying index (the Fund’s benchmark in the case of the Funds) and the average return of the applicable Lipper peer group. The incentive is expressed as a percentage of base salary.
As of May 31, 2010 the number of accounts and assets managed by the Funds’ management teams are as follows:

	Number of Other Accounts Managed and Assets by Account Type
	Registered Investment	Other Pooled
	Companies	Investment Vehicles	Other Accounts
Trustmark
Drew P. Cleland	3	0	106
Kelly Collins	2	0	89
Ben Edwards	4	0	93
Heath Jordan	3	0	103
Douglas H. Ralston	3	0	38
Robert H. Spaulding	2	0	160
OCM
Rodney Abele	1	0	92
Emily Becker	1	0	60
Farrell Crane	1	0	88
Louis Crane	1	0	88

	Number of Accounts and Assets for Which Advisory Fee is Performance Based
Trustmark
Drew P. Cleland	0		0
Kelly Collins	0		0
Ben Edwards	0		0
Heath Jordan	0		0
Douglas H. Ralston	0		0
Robert H. Spaulding	0		0
OCM
Rodney Abele	0		0
Emily Becker	0		0
Farrell Crane	7		$21,068,640
Louis Crane	7		$21,068,640

Portfolio Manager Beneficial Ownership of Fund Shares
A Portfolio Manager’s beneficial ownership of a Fund is defined as the Portfolio Manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Manager’s immediate family or by a trust of which the Portfolio Manager is a trustee could be considered ownership by the Portfolio Manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the Portfolio Manager has any direct or indirect beneficial ownership in the Fund listed. The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Exchange Act) by the Funds’ Portfolio Managers at the end of each Fund’s most recent fiscal year:

	Money Market	Short Term Fund	Intermediate Fund
Trustmark
Drew P. Cleland	n/a	Under $10,000	n/a
Kelly Collins	n/a	n/a	n/a
Ben Edwards	n/a	n/a	n/a
Heath Jordan	n/a	n/a	n/a
Douglas H. Ralston	n/a	n/a	n/a
Robert H. Spaulding	n/a	n/a	n/a
OCM
Rodney Abele	n/a	n/a	n/a
Emily Becker	n/a	n/a	n/a
Farrell Crane	n/a	n/a	n/a
Louis Crane	n/a	n/a	n/a

	Strategic Dividend Fund	Large Cap Fund	Mid Cap Fund
Trustmark
Drew P. Cleland	Under $10,000	Under $10,000	Under $10,000
Kelly Collins	n/a	$10,000-$50,000	$50,000-$100,000
Ben Edwards	n/a	$10,000-$50,000	n/a
Heath Jordan	n/a	n/a	n/a
Douglas H. Ralston	n/a	$50,000-$100,000	$50,000-$100,000
Robert H. Spaulding	$10,000-$50,000	n/a	n/a
OCM
Rodney Abele	$50,000-$100,000	n/a	n/a
Emily Becker	$50,000-$100,000	n/a	n/a
Farrell Crane	Under $10,000	n/a	n/a
Louis Crane	$100,000-$500,000	n/a	n/a

	Leaders Equity Fund	U.S. Treasury
Trustmark
Drew P. Cleland	Under $10,000	n/a
Kelly Collins	$10,000-$50,000	$10,000-$50,000
Ben Edwards	$10,000-$50,000	n/a
Heath Jordan	n/a	n/a
Douglas H. Ralston	$50,000-$100,000	n/a
Robert H. Spaulding	n/a	n/a
OCM
Rodney Abele	n/a	n/a
Emily Becker	n/a	n/a
Farrell Crane	n/a	n/a
Louis Crane	n/a	n/a

Material Conflicts of Interest.
     The Adviser and Sub-Adviser’s portfolio managers are responsible for managing one or more of the Funds, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Fund or Portfolio or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. The Adviser and Sub-Adviser have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser and Sub-Adviser seek to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Adviser and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.
     Administrator. The Funds entered into an Administration Agreement with Citi. Under the contract, Citi provides management and administrative services necessary for the operation of the Funds, furnishes office space and facilities and pays the compensation of the Trust’s officers affiliated with Citi. Prior to the acquisition of its parent company, The BISYS Group, Inc., by a subsidiary of Citibank, N.A. on August 1, 2007, the Administrator was known as BISYS Fund Services Ohio, Inc. (“BISYS”). For administrative services, prior to November 26, 2008, the Administrator was entitled to a monthly fee at the following annual rates, expressed as a percentage of each Fund’s total assets:

The Money Market Fund	0.06% (6 basis points)
The U.S. Treasury Money Market Fund	0.07% (7 basis points)
The Short Term Fund	0.07% (7 basis points)
The Intermediate Fund	0.06% (6 basis points)
The Strategic Dividend Fund	0.06% (6 basis points)
The Large Cap Equity Fund	0.07% (7 basis points)
The Mid Cap Equity Fund	0.07% (7 basis points)
The Leaders Equity Fund	0.06% (6 basis points)
     Effective November 26, 2008, the Administrator is entitled to a monthly fee at the following annual rates:

Average Daily Net Assets of the Trust	Fee Amount
$0 – up to $1 billion	0.0575% (5.75 basis points)

Over $1 billion	0.055% (5.5 basis points)

     For the fiscal years indicated, the Administrator earned fees totaling as follows:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	May 31, 2010	May 31, 2009	May 31, 2008
Money Market Fund	$377,090	$439,033	$353,026
Treasury Fund	$91,253	$105,131	$55,450
Short Term Fund	$45,244	$44,560	$47,733
Intermediate Fund	$40,355	$40,861	$51,701
Strategic Dividend Fund	$15,181	$17,463	$30,817
Large Cap Equity Fund	$28,425	$31,918	$43,556
Mid Cap Equity Fund	$32,369	$46,681	$61,607
Leaders Equity Fund	$13,576	$21,499	$31,174
     On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc. consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. A proposed plan of distribution, (“Fair Fund Plan”) was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. Neither the Trust nor the Adviser were parties to the SEC Order, nor is the Trust or the Adviser bound by the SEC Order or its findings. In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Adviser made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series and was disclosed in the Funds’ annual report dated May 31, 2009. On February 19, 2010, pursuant to the Fair Fund Plan, the SEC authorized payment of $107,268 to certain Funds of the Trust and the Funds received as of July 29, 2010 such payment as follows:

Fund	Payment Amount
Intermediate Term Income Fund	$11,164
Large Cap Equity Fund	$18,894
Leaders Equity Fund	$1,981
Mid Cap Equity Fund	$9,455
Money Market Fund	$56,658
Short Term Government Income Fund	$9,116
     Under a Compliance Services Agreement between the Trust and Citi, Citi performs risk-based testing and an annual assessment of the compliance procedures of each Citi service provider of the Trust. Citi also provides information to the Board in connection with the Board’s determination of the adequacy of the Citi service providers’ compliance procedures. Citi further provides reports to the Trust’s CCO, who provides compliance services to the Trust under a separate agreement, regarding the risk-based testing and annual assessment of the Citi service providers’ compliance procedures. Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other Service Providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.
     In addition, in 2009, Citi entered into an agreement with the Distributor and Trustmark regarding a financing arrangement of the Funds’ Class B shares, as described below (see “Distribution of Fund Shares”.)
     Beacon Hill. Under the CS Agreement between the Trust and Beacon Hill dated May 6, 2008, Beacon Hill makes an employee available to serve as the Trust’s Chief Compliance Officer.
PROXY VOTING POLICIES
     The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to Trustmark. The Proxy Voting Policies of the Fund and Trustmark are attached as Appendix B.
     Information about how a Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-737-3676; and (ii) on the SEC’s website at http:www.sec.gov. You may also obtain this information by contacting us in writing at Performance Funds, 3435 Stelzer Road, Columbus, Ohio 43219.
DISTRIBUTION OF FUND SHARES
     BHIL Distributors, Inc., (the “Distributor” or “BHIL”), 4041 N. High Street, Suite 402, Columbus, OH 43214 serves as principal underwriter for the shares of the Funds pursuant to a Distribution Agreement between the Distributor, the Trust and Trustmark. The Distributor is not an affiliate of either Citi or Trustmark. Prior to October 1, 2009, Performance Funds Distributor, LLC (“Performance Funds Distributor”) served as distributor to the Trust.
     The Distribution Agreement provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds’ Shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers. The Distributor is not obligated to sell any specific amount of shares. Pursuant to the Distribution Agreement, the Distributor receives annual compensation of $50,000, excluding fees for certain services. As noted below under “Additional Payments,” the Adviser has agreed to compensate and reimburse the Distributor for its own provision to the Funds of any distribution services for which the Funds are not authorized to compensate and reimburse the Distributor under the Funds’ Distribution Plan. For the fiscal years ended May 31, 2008, May 31, 2009 and the period ended September 30, 2009 the Adviser made payments to Performance Funds Distributor, the Funds’ former distributor, in the amount of $58,900, $72,186 and $24,844 respectively. For the period between October 1, 2009 and May 31, 2010, the Adviser paid BHIL $33,103.
     The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations appropriate to the purpose of the meeting for meetings or seminars of a business nature. In some instances, to the extent permissible, this compensation may be made available only to certain dealers. Dealers may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. In addition, the Distributor has assigned the proceeds from the payment of the Funds’ 12b-1 fees or contingent deferred sales charges to a financing agent, Citi.

     The Distribution Agreement between the Trust and the Distributor dated October 1, 2009 was last approved by the Trust’s Board of Trustees (including a majority of such Trustees who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on February 18, 2010. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days’ written notice without penalty by either party or, by a vote of a majority of the shareholders of the Trust. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.
RULE 12b-1 DISTRIBUTION PLAN
     Pursuant to Rule 12b-1 under the 1940 Act, the Class A and B Shares of each of the Equity Funds, Income Funds and Money Market Funds have adopted Distribution and Service Plans (the “Distribution Plans”) which permit each such Class to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund’s Class A average daily net assets, and 1.00% of each Fund’s Class B average daily net assets. These costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing Prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as the Board of Trustees determines to be reasonably calculated to result in the sale of shares of the Funds. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Plan was adopted because of its anticipated benefits to the Funds. These anticipated benefits include: the ability to realize economies of scale as a result of increased promotion and distribution of the Funds’ shares, an enhancement in the Funds’ ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in the Funds’ investment positions, and greater flexibility in achieving their investment objectives. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable under the Plan to compensate it for the distribution-related services provided by it or to reimburse it for other distribution-related expenses. Any amendment to the Rule could require amendments or revisions to the distribution arrangements described above. The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the disinterested Trustees. Such agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder by any Fund without the approval of a majority of the outstanding voting securities of the particular class, and no material amendment to the Distribution Plan may be made except by a majority of both the Trustees of the Trust and the disinterestedTrustees.
     For the fiscal year ended May 31, 2010, the Class B Shares of the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $1,128, $3,185 and $837 respectively, all of which amounts were paid to Citi as financing agent of Class B Shares (“Financing Agent”). Of those payments, none was made in connection with media advertising, promotional events and materials, prospectus/shareholder report printing, public relations, sales literature and website services.
     For the fiscal year ended May 31, 2010, the Class A Shares of the Money Market Fund, the Short Term Fund, the Intermediate Fund, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $45,424, $22,358, $27,439, $4,857, $43,893, $52,478 and $4,899, respectively, and waived $41,872, $6,388, $7,840, $1,388, $12,541, $14,994 and $1,400, respectively, pursuant to each Fund’s Distribution Plan. Of the Class A Distribution Plan expenses paid in fiscal year 2010, almost entirely all of the expenses were used for broker/dealer compensation, except the following amounts were retained by Performance Funds Distributor and BHIL Distributors, Inc.: $304 for the Money Market Fund, $57 for the Short Term Fund, $58 for the Intermediate Fund, $262 for Large Cap Equity Fund, $106 for the Mid Cap Equity Fund, $25 for the Leaders Equity Fund and $28 for the Strategic Dividend Fund. Of those payments, none was made in connection with media advertising, promotional events and materials, prospectus/shareholder report printing, public relations, sales literature or website services.
     The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period between October 1, 2009 and May 31, 2010, BHIL received $3,798 from commissions earned on sales of the Funds, of which $266 was re-allowed to Trustmark and BHIL Distributors, Inc. For the period ended September 30, 2009, Performance Funds Distributor received $2,500 from commissions earned on sales of the Funds of which $128 was re-allowed to Trustmark and Performance Funds Distributor (affiliated broker/dealers). For the year ended May 31, 2010, Performance Funds Distributor received $2,500 from commissions earned on sales of the Funds of which $128 was re-allowed to Trustmark and Performance Funds Distributor (affiliated broker/dealers). For the year ended May 31, 2009, Performance Funds Distributor received $22,072 from commissions earned on sales of the Funds of which $154 was re-allowed to Trustmark and Performance Funds Distributor (affiliated broker/dealers). For the year ended May 31, 2008, Performance Funds Distributor received $8,190 from commissions earned on sales of the Funds of which $225 was re-allowed to Trustmark and Performance Funds Distributor (affiliated broker/dealers).
     Service Organizations. Various banks (including Trustmark), trust companies, broker-dealers or other financial organizations (collectively, “Service Organizations”) also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.35% of the daily net asset value of the Funds’ shares owned by shareholders with whom the Service Organization has a servicing relationship, provided that no more than 0.25% of the Fund’s net assets attributable to such Class may be paid to such Agent in “services fees” within the meaning of the FINRA Rules. Institutional Class investors are not required to purchase shares through or maintain an account with a Service Organization.
     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the Funds’ minimum initial or subsequent investments or charging a direct fee for servicing. A Service Organization or broker or other sales-person within such Service Organization may be compensated at varying rates for the sale of one class of Fund shares as opposed to another. If imposed, these fees would be in addition to any amounts, which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.
     The following payments were made to Service Organizations for the recent fiscal year ended May 31, 2010, for the following Funds and Classes:

Short Term Fund, Institutional Class	$46,950
Intermediate Fund, Institutional Class	$39,742
Strategic Dividend Fund, Institutional Class	$17,405
Large Cap Equity Fund, Institutional Class	$17,787
Mid Cap Equity Fund, Institutional Class	$22,109
Leaders Equity Fund, Institutional Class	$10,745
Money Market Fund, Class A	—
Intermediate Fund, Class A	$95
Large Cap Equity Fund, Class A	$20
     Each Fund bears all costs of its operations other than expenses specifically assumed by Citi or the Adviser. The costs borne by the Funds include legal and accounting expenses; Trustees’ fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds’ portfolio securities; expenses of registering and qualifying the Funds’ shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds’ portfolio securities and pricing of the

Funds’ shares; expenses of maintaining the Funds’ legal existence and of shareholders’ meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of Performance Funds Trust. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund and are allocated to each share class based on the net assets of such share class. Class specific expenses are charged directly to the share class, which bears such expense.
The foregoing payments were made to Trustmark pursuant to a Service Organization Agreement which limited the maximum amount to 0.08% of each of the Class A, Class B and Institutional Class Shares. Currently, no other Service Organizations have entered into a Service Organization agreement with the above Funds.
ADDITIONAL PAYMENTS
     The Adviser may make additional payments, out of its own resources and at no additional cost to the Funds or their shareholders, to certain broker-dealers, mutual fund supermarkets, or other financial institutions (“Intermediaries”) in connection with the provision of administrative services and/or the distribution of the Funds’ shares. No one factor is determinative of the type or amount of such additional payments to be provided and all factors are weighed in the assessment of such determination. Generally, no Intermediary is precluded from considering any of these factors in negotiating such additional payments on its behalf and, unless otherwise disclosed as a special arrangement, no Intermediary is precluded from negotiating the same or similar additional payments arrangement on the same terms as another Intermediary. The Adviser has employed the Distributor to provide certain of the services noted above at no cost to the Funds or their shareholders. As noted above, for the fiscal years ended May 31, 2008, May 31, 2009 and the period ended September 30, 2009 the Adviser made payments to Performance Funds Distributor. For the period between October 1, 2009 and May 31, 2010, the Adviser also made payments to BHIL.
CALCULATION OF YIELD AND TOTAL RETURN
     Current yield for the Money Market Fund and the Treasury Fund will be calculated based on the net changes, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.
     Effective yield for the Money Market Fund will be calculated by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:
     Effective Yield: [(Base Period Return + 1)/(365/7)] - 1
     The yield for the Money Market Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.
     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:
P (1+T) n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.
     As indicated in the Prospectuses, the Funds may advertise certain yield information.
     Yield for the Income Funds will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD =	a-b
2[(cd+1) to the 6th power -1]
(where a = hypothetical dividends and interest earned during the 30-day period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the net asset value per share on the last day of the period.) The net investment income of each of such Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in such Funds’ net investment income for this purpose. For purposes of sales literature, such Funds’ yield also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.
     The yield or total return for each Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yield or total return since it is based on historical data. Yield and total return are functions of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund.
     In addition, investors should recognize that changes in the net asset value of shares of a Fund will affect the yield of such Fund for any specified period, and such changes should be considered together with the Fund’s yield in ascertaining the Fund’s total return to shareholders for the period. Yield and total return information for the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield or total return of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield or total return.
     From time to time, the Trust may quote the Funds’ performance in advertising and other types of literature as compared to the performance of the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Funds’ performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., an independent service, which monitors the performance of mutual funds.
     The Funds’ comparative performance for such purposes may be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains, distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund’s past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.
     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P or Moody’s. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund’s shares since the rating would not comment on the market price of the Fund’s shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare a Fund’s performance with other investments, which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund’s past performance with other rated investments.
INDIVIDUAL RETIREMENT ACCOUNT (“IRA”)
     A Performance Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class B Shares for an IRA. IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.
     All Fund IRA distribution requests must be made in writing to Citi. Any additional deposits to a Fund IRA must distinguish the type and year of the contribution.
     For more information on a Performance Funds IRA call the Funds at (800) PERFORM. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Each of the classes of shares of the Trust’s Funds is sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Equity Funds, Income Funds and Money Market Funds offer one or more of the following classes of shares: Class A Shares, Class B Shares and Institutional Class Shares. The Prospectuses contain a general description of how investors may buy shares of the Funds and state whether the Funds offer more than one class of shares. Institutional Class Shares which are not subject to sales charges or a contingent deferred sales charge (“CDSC”) are available only to certain investors. See the Institutional Class Prospectus for more information. This SAI contains additional information which may be of interest to investors.
     As the Funds’ principal underwriter, the Distributor acts as principal in selling Class A and Class B Shares of the Funds to dealers. The Distributor re-allows the applicable sales charge as dealer discounts and brokerage commissions. The Distributor pays each dealer all of the sales charge it receives. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a re-allowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the Securities Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may re-allow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.
     The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the value of its total net assets.
     The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.
CLASS A SHARES
     As stated in the Prospectus, the public offering price of Class A Shares of the Money Market Fund is its net asset value per share which it will seek to maintain at $1.00. The public offering price of Class A Shares of each of the other Funds is its net asset value per share next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of each such Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. Class A shares are not offered by the Treasury Fund.
     The Prospectus contains a table of applicable sales charges. Certain purchases of Class A shares may be exempt from a sales charge.
     The offering price is rounded to two decimal places each time a computation is made. The sales charge scale and dealer concessions table is in the Prospectus.
CLASS B SHARES
     The public offering price of Class B Shares of each Fund is their net asset value per share. Class B Shares redeemed prior to seven years from the date of purchase may be subject to a CDSC of 1.00% to 5.00%. Class B Shares are not offered by the Treasury Fund, the Money Market Fund, the Short Term Fund, Leaders Equity Fund and the Strategic Dividend Fund. The Prospectus contains a table of applicable CDSCs. Class B Shares will automatically convert into Class A shares at the end of the month eight years after the purchase date.
     Proceeds from the CDSC and the distribution and shareholder service fees under the Distribution Plan are payable to the Financing Agent to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents selling Class B shares. A dealer commission of 4.00% of the original purchase price of the Class B shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may pay a higher dealer commission at its sole discretion. In addition, the Distributor may, pursuant to the Distribution Agreement, assign or sell proceeds from the collection of CDSCs to a financing entity. Currently, the Distributor has entered into such arrangement with Citi.
SALES CHARGES WAIVERS OR REDUCTIONS. The Funds may sell shares without a sales charge or CDSC or at reduced sales charges under the following conditions or circumstances:
     Letter of Intent. The Funds may waive the sales charge on Class A Shares pursuant to a signed Letter of Intent. The Letter of Intent (“LOI”) will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI. An LOI may include purchase of shares made not more than 90 days prior to the date that an investor signs the LOI; however, the 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. An LOI is not a binding obligation upon the investor to purchase the full amount indicated. If the investor desires to redeem shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the LOI, would apply to the total investment made to date. LOI forms may be obtained from Performance Funds Trust or from investment dealers. Interested investors should read the LOI carefully.
     Combination Privilege and Right of Accumulation. A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A shares of one or more of the Funds (excluding the Money Market Fund) or by combining a current purchase of Class A shares of a Fund with prior purchases of Class A Shares of any Fund except the Money Market Fund and the Treasury Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A shares of any Fund (excluding the Money Market Fund) sold with a sales charge plus (ii) the then current purchase of Class A shares of any Fund sold with a sales charge plus (iii) the then current NAV of all Class A shares held by the Purchaser in any Fund (excluding the Money Market Fund). To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.
     Class A Shares Sales Charge Waivers. The following classes of investors may purchase Class A shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):
(1)	Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

(2)	Officers, trustees, directors, advisory board members, employees and retired employees of Trustmark and its affiliates, the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);

(3)	Investors for whom Trustmark, a Trustmark correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

(4)	Fund shares purchased with the proceeds from a distribution from Trustmark or an affiliate trust or agency account (this waiver applies only to the initial purchase of a Fund subject to a sales load); and

(5)	Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of Shares.
     In addition, the Distributor may waive the sales charge for the purchase of a Fund’s shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor’s account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.
     Class B Shares CDSC Waivers. The CDSC does not apply to (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) death or disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (3) minimum required distributions from qualified retirement plans to shareholders that have attained the age of 70-1/2; (4) redemptions of up to 12% of the account value annually using the Automatic Withdrawal Plan feature; and (5) investors who purchases shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits purchases of shares. Lower sales charges are available depending upon the amount invested. A CDSC of 1% may apply on certain redemptions of Class A Shares that were purchased without a front-end sales charge. See “Distribution Arrangements/Sales Charges.”
     In addition, the following circumstances are not deemed to result in a “redemption” of Class B shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions, and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other Funds as described under “Exchange Privilege” in the Prospectuses.
     The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.
     Each Fund may redeem shares involuntarily if redemption appears appropriate in light of the Trust’s responsibilities under the 1940 Act.
     The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the Prospectuses, and such valuation will be made as of the same time the redemption price is determined.
EXPENSES
     Except for the expenses paid by the Adviser and Citi, the Funds bear all costs of their operations.

DETERMINATION OF NET ASSET VALUE
     NAV per share for each Fund is determined by Citi on each day the NYSE and the Federal Reserve Bank are open for trading (a “Business Day”). The NAV per share is calculated at 12 noon (Eastern time) for the Money Market Fund; at the close of regular trading on the NYSE or 2:00 p.m. (Eastern time), whichever is earlier, for the Treasury Fund; and at the close of regular trading on the NYSE or 4:00 p.m. (Eastern time), whichever is earlier, for all other Funds, Monday through Friday, on each Business Day, which excludes the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day and Veteran’s Day. The NAV per share of each class of shares of the Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of such class. All expenses, including fees paid to the Adviser, the Administrator and the Distributor are accrued daily and taken into account for the purpose of determining the net asset value.
     As indicated under “Pricing of Fund Shares” in the Prospectuses, the Money Market Fund and the Treasury Fund use the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Money Market Fund or the Treasury Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing shareholders of the Money Market Fund would receive correspondingly less income. The converse would apply during periods of rising interest rates.
     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund and the Treasury Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, and a dollar weighted average portfolio life of 120 days or less with no security having a remaining maturity (as defined in Rule 2a-7) exceeding 397 days and invest only in Eligible Securities determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to the Rule, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund’s or the Treasury Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. In the event of any deviations from $1.00 per share that exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.
     Securities of the Funds for which market quotations are available are valued at latest prices. Securities for which the primary market is a national securities exchange are valued at last reported sales price. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less, and of sufficient credit quality, are valued at amortized cost. In all cases, bid prices will be furnished by a reputable independent pricing service approved by the Board of Trustees and are based on yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Board of Trustees and in accordance with procedures adopted by the Board of Trustees.
     With respect to options contracts, the premium received is recorded as an asset and equivalent liability, and thereafter adjusts the liability to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by a Fund is recorded as an asset and subsequently adjusted to market value.
PORTFOLIO TRANSACTIONS
     The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Subject to policies established by the Trust’s Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best execution, taking into account the broker’s general execution and operational facilities, the type of transaction involved and other factors. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.
     The Adviser may, in circumstances in which two or more brokers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received may be in addition to, and not in lieu of, the services required to be performed by the Adviser under the Advisory Contracts, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by brokers through whom the Adviser places securities transactions for a Fund may be used by the Adviser in servicing its other accounts, and not all of these services may be used by the Adviser in connection with advising the Funds. In so allocating portfolio transactions, the Adviser may, in compliance with Section 28(e) of the Exchange Act, cause the Trust to pay an amount of commission that exceeds the amount of commission that another broker would have charged for effecting the same transaction.
     Except in the case of equity securities purchased by the Equity Funds, purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also may purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities and other debt obligations are traded on a net basis and do not involve brokerage commissions. The costs associated with executing a Fund’s portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Any of the Funds may purchase obligations from underwriting syndicates of which the Distributor or affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Persons affiliated with the Adviser, the Fund or Citi may also act as a broker for the Fund under certain conditions in accordance with the provisions of a rule under the 1940 Act.
     Purchases and sales of equity securities for the Equity Funds typically are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Distributor or its affiliates. In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

     In placing orders for portfolio securities for the Equity Funds, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser will generally seek reasonably competitive spreads or commissions, the Equity Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.
     As permitted by Section 28 (e) of the Exchange Act, the Adviser may cause a Fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Securities transactions in Funds’ portfolios may be directed to specific brokers in exchange for the payment of portfolio expenses of the broker, provided such transaction meets the best execution parameters described above and such commission rebates are not made in any portfolio subject to any expense limitation by the Adviser. The Funds do not presently engage in any commission rebate arrangements. The amounts of transactions involving commissions for research services and the services provided by such broker-dealers are periodically reviewed by the Board of Trustees. In no event will transactions in portfolio securities of the Funds be directed, nor will any remuneration, including commissions, mark-ups, or fees of any kind resulting from transactions in portfolio securities of the Funds be used to compensate brokers for the distribution of Fund shares.
     For the fiscal year ended May 31, 2010, the Money Market Fund, the Treasury Fund and the Short Term Fund did not pay any brokerage commissions. During the same period, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $6,398, $59,817, $138,760 and $87,450, respectively, in brokerage commissions.
     For the fiscal year ended May 31, 2009, the Money Market Fund, the Treasury Fund and the Short Term Fund did not pay any brokerage commissions. During the same period, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $20,109, $80,277, $262,135 and $160,347, respectively, in brokerage commissions.
     For the fiscal year ended May 31, 2008, the Money Market Fund, the Treasury Fund, and the Short Term Fund did not pay any brokerage commissions. During the same period, the Strategic Dividend Fund, the Large Cap Equity Fund, the Mid Cap Equity Fund and the Leaders Equity Fund paid $8,120, $75,852, $128,943 and $137,065, respectively, in brokerage commissions.
     As of May 31, 2010, the following Funds held investments in securities of their regular broker-dealers:

	Approximate Aggregate Value of
	Issuer’s Securities Owned	Name of
Fund	by the Fund at 5/31/2010	Broker or Dealer
Money Market Fund	$23,767,592	Bank of America Corp.
Treasury Fund	$28,515	Goldman Sachs Group, Inc.
Intermediate Fund	$512,224	Bank of America Corp.
Intermediate Fund	$1,008,448	Goldman Sachs Group, Inc.
Intermediate Fund	$1,009,797	Morgan Stanley
Intermediate Fund	$538,053	Wells Fargo
Intermediate Fund	$539,803	JPMorgan Chase & Co.
Intermediate Fund	$1,000,964	Merrill Lynch & Co., Inc.
Strategic Dividend Fund	$291,820	Bank of America Corp.
Strategic Dividend Fund	$509,248	Wells Fargo
Strategic Dividend Fund	$341,971	JPMorgan Chase & Co.
Large Cap Equity Fund	$346,280	Bank of America Corp.
Large Cap Equity Fund	$504,910	Goldman Sachs Group, Inc.
Large Cap Equity Fund	$832,010	Wells Fargo
Large Cap Equity Fund	$1,424,880	JPMorgan Chase & Co.

     Portfolio Turnover. Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds’ Prospectuses. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover rates of each Fund for the past five years are included in the Funds’ financial highlights section of the Prospectuses.
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
     It is the policy of the Trust (“Disclosure Policies”), with respect to each of the Funds, to disclose to the general public the portfolio holdings of each of the Funds (1) in regular public filings made with the SEC and (2) in response to a request from a regulatory or other governmental entity. The Funds will also provide information regarding portfolio holdings to service providers as necessary for duties to be performed for the Funds. Such service providers include fund accountants and administrators (i.e., Citi), investment advisers and custodians (Trustmark), sub-adviser (OCM), independent registered public accounting firm (KPMG LLP), attorneys (Drinker Biddle & Reath LLP), securities lending agent (Citibank, N.A.) and underwriter (BHIL). Examples of portfolio holdings information include draft financial statements and Board meeting materials prepared by Citi for review by Trustmark, KPMG, Drinker Biddle & Reath LLP and BHIL. Such financial statements and Board meeting materials are distributed quarterly or more often depending on the regulatory needs of the Trust. The disclosure of portfolio holdings information for legitimate business purposes of the Funds or that may be included in marketing materials of the Funds must be so disclosed with a lag time between the date of the information and the date of disclosure of no less than 15 days, and which may be as frequently as daily with no lag time. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds’ holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except that information about portfolio holdings may be made available to such third parties:
-	Through disclosure in a Fund’s latest annual or semi-annual report or Form N-Q;

-	In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old;

-	On the Funds’ website, provided that the Fund has disclosed in its Prospectus that such information will be available on its website; or

-	When a Fund has a legitimate business purpose for doing so, and
-	the recipients are subject to a confidentiality agreement; or

-	the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed; or

-	the information that is disclosed is at least 15 days old.
     Such disclosures shall be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.
     Neither the Funds nor the Adviser or the Sub-Adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Board of Trustees has approved the disclosure policy and will review any material changes to the disclosure policy, and shall periodically review persons or entities receiving such information. The Board of Trustees may, on a case-by-case basis, authorize the disclosure of information as an exception to the Funds’ Disclosure Policies or impose additional restrictions on the disclosure of information beyond those found in the Funds’ Disclosure Policies.
     Portfolio holdings information made available to third parties for which the Fund has a legitimate business purpose (“non-standard service providers”) include ratings agencies and other qualified financial professionals, which are currently Lipper Analytical Services, Moody’s Investors Service, Morningstar, Standard & Poor’s Rating Service and Bloomberg. The foregoing non standard-service providers list may be revised at any time and will be updated with each year’s annual filing of the SAI.
     Beginning October 7, 2010, the Money Market Funds will publish on their website, no later than the fifth business day of each month and for a period of not less than six months, certain information regarding their portfolio holdings as of the last business day of the prior month.
FEDERAL INCOME TAXES
     The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.
     The discussions of the federal tax consequences in the Prospectuses and this Statement of Additional Information are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, court decisions and administrative interpretations, as in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.
     Federal — General Information. Each Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.
     First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.
     Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.
     Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.
     Each Fund intends to comply with these three requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.
     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.
     As of May 31, 2010, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires
The Short Term Fund	$77,458	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,689,903	2018
The Large Cap Equity Fund	2,393,653	2017
	8,103,244	2018
The Mid Cap Equity Fund	5,623,414	2017
	20,768,639	2018
The Leaders Equity Fund	3,885,103	2017
	12,078,637	2018
     State and Local Taxes. Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.
     Taxation of Income from Certain Financial Instruments and PFICs. The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.
     In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.
SHARES OF BENEFICIAL INTEREST
     Performance Funds Trust was organized as a Delaware business trust on March 11, 1992, and consists of multiple separate portfolios or series, ten of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid and non-assessable.

     Each Fund offers Class A shares (except for the Treasury Fund), Class B shares (except for the Money Market Fund, the Treasury Fund, the Short Term Fund and the Strategic Dividend Fund) and Institutional Class shares. Institutional Class shares and Class A and B shares are identical in all respects with the exception that the Class A shares are subject to a front end sales charge and Class B shares may be subject to a CDSC and Class A and B shares may be subject to Rule 12b-1 fees to which the Institutional Class shares are not subject. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-800-737-3676, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds’ classes of shares.
     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund. The Funds currently offer their shares in multiple classes, each with different sales arrangements and bearing different expenses. Under the Funds’ Trust Instrument, the Board of Trustees is authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds. As used in the Prospectus and in this SAI, the term “majority”, when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.
     The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a Trustee is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.
     Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.
     As of September 7, 2010, the following were five percent or greater shareholders of the Funds:
MONEY MARKET FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

Trustmark National Bank TTEE Various Trust Accounts 248 E. Capitol St. Rm 580 Jackson, MS 39201-2503	622264460.1	99.91%

CLASS A SHARES

William G. Yates Nancy F. Yates c/o Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	1477333.08	12.86%

NECA-IBEW Local 480 Health and Welfare Plan P.O. Box 6467 Jackson, MS 39282	1252906.32	10.91%

Elizabeth R. Windham c/o Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	1067660.02	9.29%

St. Dominic Jackson Memorial Hospital Contribution Fund 969 Lakeland Dr. Jackson, MS 39216	845565.65	7.36%
TREASURY FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

Trustmark National Bank TTEE Various Trust Accounts 248 E. Capitol St. Rm 580 Jackson, MS 39201-2503	123079246.78	100%

SHORT TERM FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	7952244.827	98.37%

CLASS A SHARES

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd. Greenwood Village, CO 80111	272361.723	45.38%

Nationwide Investment Services Corp. PO Box 182029 Columbus, OH 43218-2029	264435.816	44.06%

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	53240.345	8.87%
INTERMEDIATE FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	6022510.621	97.94%

CLASS A SHARES

Nationwide Investment Services Corp. PO Box 182029 Columbus, OH 43218-2029	414528.241	54.02%

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd. Greenwood Village, CO 80111	289522.74	37.73%

STRATEGIC DIVIDEND FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	2875028.031	99.06%

CLASS A SHARES

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	90404	46.78%

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd Greenwood Village, CO 80111	78769.189	40.76%
LARGE CAP EQUITY FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	4859316.735	96.47%

CLASS A SHARES

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd Greenwood Village, CO 80111	766655.88	46.50%

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	385809.262	23.40%

Nationwide Investment Services Corp. PO Box 182029 Columbus, OH 43218-2029	372940.471	22.62%

CLASS B SHARES

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	5602.35	64.90%

	Share Balance	Percentage
Carolyn B. Adcock c/o Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	688.616	7.98%
MID CAP EQUITY FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	4194748.58	97.69%

CLASS A SHARES

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd Greenwood Village, CO 80111	809290.678	49.26%

Nationwide Investment Services Corp. PO Box 182029 Columbus, OH 43218-2029	566351.605	34.47%

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	181176.768	11.03%

CLASS B SHARES

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	36872.643	88.09%

Morgan Keegan & Company, Inc. Morgan Keegan Tower, 18th Floor 50 Front Street Memphis, TN 38103	2664.958	6.37%
LEADERS EQUITY FUND

	Share Balance	Percentage
INSTITUTIONAL CLASS

National Financial Services LLC 200 Liberty Street New York, NY 10281	3374279.642	98.02%

	Share Balance	Percentage
CLASS A SHARES

Emjay Corporation Custodian FBO Plans of RPSA Customers 8515 E Orchard Rd Greenwood Village, CO 80111	178608.194	76.07%

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	37140.01	15.82%

Nationwide Investment Services Corp. PO Box 182029 Columbus, OH 43218-2029	15565.895	6.63%

CLASS B SHARES

Pershing LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399-0001	9738.984	78.43%

Reena Pareek c/o Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	1029.168	8.29

Vinod Pareek c/o Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	1027.529	8.28
A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund.
OTHER INFORMATION
     The Trust’s Registration Statement, including the Prospectuses, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.
Householding. Shareholders will receive mailings of the shareholder report and Prospectuses on a regular basis. To reduce Fund expenses, related shareholders will be identified and mailed only one document. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-737-3676.
THE PROSPECTUSES AND THIS SAI ARE NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR

MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES AND THIS SAI.
CUSTODIAN
     Trustmark National Bank, 248 E Capitol Street, RM 580, Jackson, MS 39201-2503 acts as Custodian for the Funds. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Trustmark National Bank receives an asset-based fee and transaction charges.
     For the fiscal years indicated below, the Custodian earned fees totaling as follows:

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	May 31, 2010	May 31, 2009	May 31, 2008
Money Market Fund	$263,694	$300,468	$235,358
Treasury Fund	$63,798	$66,493	$31,685
Short Term Fund	$31,640	$28,183	$27,276
Intermediate Fund	$28,221	$27,928	$34,468
Strategic Dividend Fund	$10,616	$11,885	$20,545
Large Cap Equity Fund	$19,878	$19,941	$24,889
Mid Cap Equity Fund	$22,635	$28,711	$35,204
Leaders Equity Fund	$9,494	$14,613	$20,783
SECURITIES LENDING AGENT
     The Funds have retained Citibank, N.A. as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds.
LEGAL COUNSEL
     Drinker Biddle & Reath LLP serves as legal counsel for the Trust and the Trust’s Independent Trustees. The address of Drinker Biddle & Reath is One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     KPMG LLP (“KPMG”), is the Trust’s independent registered public accounting firm. KPMG, 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215 provides financial statement auditing services as well as certain tax compliance services for the Funds.
FINANCIAL STATEMENTS
     Financial Statements contained in the Annual Report to Shareholders are incorporated herein by reference.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
     A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
     “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     “A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
     “A-3” — Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “B” — An obligation is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.
     “B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     “R” — An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
     “SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.
     “NR” — An issuer designated “NR” is not rated.

     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
     Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
     “P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
     “P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     “P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
     “NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
     Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:
     “F1” — Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     “F2” — Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.
     “F3” — Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.
     “B” — Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
     “C” — Securities possess high short-term default risk. Default is a real possibility.
     “RD” — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
     “D” — Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:
     “R-1 (high)” — Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.
     “R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.
     “R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
     “R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
     “R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
     “R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.
     “R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
     “R-4” — Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
     “R-5” — Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
Long-Term Credit Ratings
     The following summarizes the ratings used by Standard & Poor’s for long-term issues:
     “AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.
     “AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
     “A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
     “BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
     “BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
     “B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
     “CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.
     “CC” — An obligor rated “CC” is currently highly vulnerable.
     Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     “R” — An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.
     “SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
     “NR” — An issuer designated “NR” is not rated.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     The following summarizes the ratings used by Moody’s for long-term debt:
     “Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
     “Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
     “A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
     “Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     “Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
     “B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
     “Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
     “Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     “C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     The following summarizes long-term ratings used by Fitch:
     “AAA” — Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     “AA” — Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     “A” — Securities considered to be of high credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
     “BBB” — Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
     “BB” — Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
     “B” — Securities considered to be highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
     “CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility. A “CC” rating indicates very high levels of credit risk. Default of some kind appears probable. “C” ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.
     “RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.
     “D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
     Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
     “Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
     In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.
     The following summarizes the ratings used by DBRS for long-term debt:
     “AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

     “AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.
     “A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
     “BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.
     “BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.
     “B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
     “CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.
     “D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal; that the issuer has made it clear that it will miss such a payment in the near future or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the nonpayment of a dividend will only be considered as a “D” if the missed payment constitutes default per the legal documents.
     (“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.
Municipal Note Ratings
     A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
     • Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
     • Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:
     “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
     Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
     “MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
     “MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     “MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
     “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
     In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
     VMIG rating expirations are a function of each issue’s specific structural or credit features.
     “VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B
Performance Funds
Proxy Voting Policy
It is the policy of the Board of Trustees of Performance Funds (the “Board”) to delegate the responsibility for voting proxies relating to portfolio securities to each investment adviser as a part of the adviser’s general management of the portfolio, subject to the Board’s continuing oversight. The following are the guidelines adopted by the Board for the administration of this policy:
Fiduciary Duty
The right to vote a proxy with respect to portfolio securities held in portfolios of Performance Funds (the “Funds”) is an asset of the Funds. Each adviser to whom authority to vote on behalf of the Funds is delegated acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.
Review of Policies & Procedures
Each adviser must present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. The Board shall review the policies, procedures and other guidelines presented by each adviser to determine that they meet the requirements of this policy.
Reporting
Each adviser must include in its Board presentation materials once each year a report of proxies, with respect to which the adviser or its affiliates have such a relationship that proxies presented with respect to those companies give rise to a conflict of interest between the adviser and the Funds, indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
Subadvisers
The adviser may, but is not required to further delegate the responsibility for voting proxies relating to portfolio securities to a sub-adviser retained to provide investment advisory services to portfolios of the Funds. If such responsibility is delegated to a sub-adviser, the sub-adviser shall assume the reporting responsibilities of the adviser under these policy guidelines.
Record Retention
Each adviser will maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
Revocation
The delegation of authority by the Board to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Trustmark Investment Advisors
Proxy Voting Procedures
The Firm’s Policy & Procedures Manual regarding proxy voting provides:
Subject to the adoption of procedures or guidelines by the Board or specific written direction from a client, proxy voting shall be the responsibility of the Investment Committee, which may delegate such aspects of this responsibility as it may consider appropriate to designated officers or employees of the Firm.
These procedures are adopted by the Investment Committee (the “Committee”) pursuant to the policy cited above.
1. Evaluation and Voting
The President of the Firm may designate one or more employees of the Firm (the “designated employee”) to review each proxy received by the Firm which the Firm has the responsibility to vote. The designated employee will review the issues presented by the proxy and, where it is appropriate to do so will vote the proxy in accordance with the proxy voting guidelines.
If the proxy presents issues not addressed in the proxy voting guidelines or the designated employee believes that one or more issues presented by the proxy should not be voted as indicated by the guidelines, the designated employee will prepare a memorandum with respect to the proxy setting out:
•	the issue presented;

•	the interests of the Firm or of affiliates of the Firm, if any, in the issue;

•	the interest of the client accounts in the issue presented and

•	a recommendation for voting the proxy.
The memorandum will include a record of all external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee.
The memorandum will be presented to the President who will:
•	direct that the proxy be voted as recommended by the memorandum;

•	return the memorandum for further consideration; or

•	in the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Committee for direction with respect to the voting of the proxy.
It is the responsibility of the President of the Firm to ensure that proxies are voted timely and in the manner he or she directs.
The President will submit a report to the Committee setting out those proxies that have been voted since the last meeting of the Committee.
Conflicts of Interest
The Firm will maintain a list of those companies which issue publicly traded securities and with which the Firm or its affiliates have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between the Firm and its clients. Examples of such a relationship include:
•	Companies affiliated with directors, or immediate family members of directors of the Firm or of affiliates of the Firm;

•	Companies affiliated with officers, or immediate family members of officers of the Firm or affiliates of the Firm;

•	Companies that maintain significant business relationships with the Firm or with affiliates of the Firm, or with which the Firm or an affiliate of the Firm is actively seeking a significant business relationship.
Proxies that are received from companies on the list will be directed to the Committee for its consideration. The Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled. If it is appropriate to do so, the Committee may direct the President:
•	to vote the proxy in accordance with voting guidelines adopted by the Firm and in force at the time the proxy was received,

•	employ an outside service provider to advise in the voting of the proxy,

•	employ an outside service provider to vote the proxy on behalf of the Firm and its clients, or

•	decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.
2. Delegation of Proxy Voting
In the alternative, if it believes such an arrangement is reasonably designed to ensure that the Firm will vote client securities in the best interest of the clients and will avoid material conflicts between the Firm and its clients, the Committee may recommend to the Board one or more unaffiliated service providers (the “designated providers”) either to advise the Firm with respect to voting proxies, or to which the Firm may delegate the responsibility for voting proxies which the Firm has the responsibility to vote. The designated provider will review the issues presented by each proxy and, will vote the proxy on behalf of the Firm in accordance with its proxy voting guidelines.
3. Reporting
The President of the Firm will submit a report to the Committee of each proxy voted by the Firm since the last meeting of the Committee. Where an outside service provider has been involved either to advise the Firm with respect to voting of the proxy or to vote the proxy on behalf of the Firm, the President will submit a separate report to the Committee including reports, memoranda or other materials received from the outside service provider relating to the voting of proxies.

Trustmark Investment Advisors
Proxy Voting Guidelines
Section 1.7 of the Investment Adviser Co. Policies & Procedures Manual provides:
It is the policy of the Firm that, absent compelling reasons why a proxy should not be voted, all proxies relating to client securities should be voted.
The key element underlying any evaluation of the interest of an advisory account in an issue presented to the shareholders of the company is the effect, if any, a proposal could have on the current or future value of the investment. While the Firm will evaluate each issue on its merits, the following are guidelines generally followed in voting proxies:
Management Proposals

To the extent that management’s proposals do not infringe on stockholder rights, the Firm will generally support their position. Management sponsored resolutions can be grouped into five main categories: Standard Proposals, Capitalization Proposals, Non-Salary Compensation Programs,
Anti-Takeover Measures and Miscellaneous Corporate Governance Matters.
     I. Standard Proposals
     The Firm will generally support management’s proposals to:
•	Elect or re-elect members of the board of directors

•	Select outside auditors

•	Set the annual meeting date and location

•	Eliminate preemptive rights or dual classes of stock

•	Establish dividend reinvestment plans

•	Provide cumulative voting for directors

•	Indemnify directors, officers and employees

•	Change the corporate name
     II. Capitalization Proposals
     The Firm will generally support proposals to:
•	Increase the authorized number of common shares

•	Adjust of par value

•	Establish flexible schedules of preferred dividends

•	Repurchase shares

•	Authorize stock splits or stock dividends

•	Establish anti-greenmail measures
     III. Non-Salary Compensation Programs
The Firm will generally support stock or other non-salary compensation plans that afford incentives based on performance, as opposed to risk-free rewards, including:
•	Performance incentives

•	Stock option plans

•	Stock purchase or stock ownership plans

•	Thrift/Profit Sharing plans
However, the Firm tends to not support plans that:
•	Cause excessive dilution

•	Award options at deep discount to the market

     IV. Anti-Takeover Measures
The Firm believes that charter and by-law amendments designed to thwart takeover attempts sometimes undermine the prospects for realizing maximum appreciation, and thus are not always in the best interest of shareholders. The Firm will evaluate the following anti-takeover measures on a case-by-case basis:
•	Fair pricing procedures

•	Super majority rules

•	Board classification

•	Bars to written consent

•	Incumbent-entrenchment measures

•	Re-incorporation measures

•	Control share measures

•	Poison Pill resolutions
     V. Miscellaneous Corporate Governance Matters
The Firm will generally support proposals to:
•	Limit directors’ liability

•	Authorize indemnification agreements

•	Meet SEC/FINRA quorum requirements

•	Reorganize as a holding company
Shareholder Proposals
The Firm recognizes that shareholders regularly make various proposals which they perceive as offering social (and, at times, economic) benefits to both the corporation and its shareholders. While the Firm acknowledges that economic and social considerations are often closely intertwined, in most cases the management group and elected directors are best positioned to make corporate decisions on these proposals.
The Firm generally supports management’s position on shareholder proposals presented by proxy.
PRF-SAI 1010

PERFORMANCE FUNDS TRUST
PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a)	(i)	Trust Instrument, dated March 11, 1992
Incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 2, 2006 (“Post-Effective Amendment No. 29”).

(ii)	Form of Amendment to Trust Instrument dated April 28, 2010

Filed herein

(b)	(i)	By-Laws, dated March 11, 1992
Incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 29.
(ii)	Amendment to By-Laws, dated March 27, 1997

Incorporated by reference to Exhibit (2)(b) of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 26, 1997.

(iii)	Amendment to By-Laws, dated May 1, 2009

Incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 31, 2009 (“Post-Effective Amendment No.33”)
(c)	N/A
(d)	(i)	Revised Master Investment Advisory Contract, dated May 19, 1992, between Registrant and Trustmark National Bank
Incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 29.
(ii)	Transfer and Assumption Agreement, dated June 1, 2002, between Trustmark Investment Advisers, Inc., Trustmark National Bank and Registrant

Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on September 27, 2002.
(iii)	Investment Advisory Contract Supplement for the Leaders Equity Fund, dated August 15, 2000
Incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 29.
(iv)	Investment Advisory Contract Supplement for the Short Term Government Income Fund, dated May 19, 1992
Incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 29.
(v)	Investment Advisory Contract Supplement for the Intermediate Term Income Fund, dated May 19, 1992
Incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 29.
(vi)	Investment Advisory Contract Supplement for the Large Cap Equity Fund (f/k/a Equity Fund), dated May 19, 1992
Incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 29.
(vii)	Investment Advisory Contract Supplement for the Money Market Fund, dated May 19, 1992
Incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 29.
(viii)	Investment Advisory Contract Supplement for the Mid Cap Equity Fund (f/k/a Mid Cap Growth Fund), dated December 13, 1993
Incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 29.
(ix)	Investment Advisory Contract Supplement for the Strategic Dividend Fund, dated August 17, 2004
Incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 29.
(x)	Investment Advisory Contract Supplement for the Performance Advisor Portfolios, dated February 19, 2003

Incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 29.
(xi)	Investment Advisory Contract Supplement for the U.S. Treasury Money Market Fund, dated May 8, 2007
Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on June 13, 2007 (“Post-Effective Amendment No. 30”).
(xii)	Sub-Advisory Agreement for the Performance Strategic Dividend Fund, dated October 12, 2004, between Registrant, Trustmark Investment Advisors and Orleans Capital Management
Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 15, 2005 (“Post-Effective Amendment No. 27”).
(xiii)	Expense Limitation Agreement dated August 17, 2004 between Trustmark Investment Advisors, Inc. and Registrant.
Incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 29.
(xiv)	Amendment to Expense Limitation Agreement dated November 7, 2008 between Trustmark Investment Advisors, Inc. and Registrant.
Incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 33.
(xv)	Service Organization Agreement dated April 28, 2004, as restated July 25, 2005, between Registrant and Trustmark National Bank
Incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 29.
(xvi)	Fee Waiver Agreement for the U.S. Treasury Money Market Fund, dated May 8, 2007
Incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 30.

(e)	Underwriting Agreement, dated October 1, 2009, by and between Performance Funds Trust and BHIL Distributors, Inc.

Filed herein.

(f)	Not applicable

(g)	Custody Agreement, dated May 19, 1992 between Registrant and Trustmark National Bank
Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on May 22, 1992.
(h)	(i)	Administration Agreement dated December 30, 2003 between Registrant and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)
Incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 29.
(ii)	Amendment to Administration Agreement dated October 1, 2005 between the Registrant and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)
Incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 29.
(iii)	Amendment to Administration Agreement dated November 16, 2007 between Registrant and Citi Fund Services Ohio, Inc.
Incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 32.
(iv)	Amendment to Administration Agreement dated October 1, 2008 between Registrant and Citi Fund Services Ohio, Inc.
Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.
(v)	Amendment to Administration Agreement dated November 6, 2008 between Registrant and Citi Fund Services Ohio, Inc.
Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 33.
(vi)	Amendment to Administration Agreement dated November 26, 2008 between Registrant and Citi Fund Services Ohio, Inc.
Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33.

(vii)	Amendment to Administration Agreement dated June 8, 2010 between Registrant, Citi Fund Services Ohio, Inc. and Trustmark Investment Advisors, Inc.

Filed herein

(viii)	Fund Accounting Agreement, dated December 1, 2003, between Registrant and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)

Incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 29.

(ix)	Amendment to Fund Accounting Agreement, dated September 16, 2007, between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 32.

(x)	Amendment to Fund Accounting Agreement dated October 1, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 33.

(xi)	Amendment to Fund Accounting Agreement dated November 26, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 33.

(xii)	Transfer Agency Agreement, dated December 1, 2003, between Registrant and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)

Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 29.

(xiii)	Amendment to the Transfer Agency Agreement dated December 1, 2003, between Registrant and Citi Fund Services Ohio, Inc.

Filed herein

(xiv)	Amendment to Transfer Agency Agreement dated October 1, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 33.

(xv)	Amendment to Transfer Agency Agreement dated November 26, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 33.

(xvi)	Compliance Services Agreement, dated August 18, 2004, between Registrant and Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)

Incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 27.

(xvii)	Amendment to Compliance Services Agreement dated November 2, 2006, between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 32.

(xviii)	Amendment to Compliance Services Agreement dated August 14, 2008, between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 32.

(xix)	Amendment to Compliance Services Agreement dated November 26, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(17) of Post-Effective Amendment No. 33.

(xx)	Compliance Services Agreement dated May 6, 2008, between Registrant and Beacon Hill Fund Services, Inc.

Incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 32.

(xxi)	Website Services Agreement dated July 1, 2004, between Registrant, Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.) and Trustmark Investment Advisors.

Incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 27.

(xxii)	Amendment to Website Services Agreement dated December 1, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(20) of Post-Effective Amendment No. 33.

(xxiii)	Amendment to Website Services Agreement dated October 1, 2009 between Registrant, Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.) and Trustmark Investment Advisors.

Filed herein.

(xxiv)	Joint Marketing Agreement dated December 31, 2000, between Registrant, Trustmark National Bank and Trustmark Financial Services, Inc.

Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 24, 2001.

(xxv)	Amended Form of Dealer Agreement

Incorporated by reference to Exhibit (h)(23) of Post-Effective Amendment No. 34

(xxvi)	Amended Form of Selling Group Agreement

Incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 32.

(xxvii)	Securities Lending Agreement dated March 22, 2010 between Citibank, N.A. and Registrant.

Filed herein.

(xxviii)	Form of Rule 22c-2 Services Agreement.

Incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 29.

(xxix)	Amendment to Rule 22c-2 Services Agreement dated November 26, 2008 between Registrant and Citi Fund Services Ohio, Inc.

Incorporated by reference to Exhibit (h)(27) of Post-Effective Amendment No. 33.

(xxx)	Form of Distribution Support Agreement.

Incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 29.

(xxxi)	Form of Shareholder Information Agreement as Addendum to Dealer Agreement and Selling Group Agreement

Incorporated by reference to Exhibit (h)(14) of Post-Effective Amendment No. 29.
(i)	Opinion and Consent of Counsel
(i)	Opinion of Counsel

Incorporated by reference to Exhibit (i)(1) of Post-Effective Amendment No. 32.

(ii)	Consent of Counsel
Filed herein.
(j)	Consent of Independent Registered Public Accounting Firm
Filed herein.
(k)	Not applicable
(l)	Initial Capital Agreement
Incorporated by reference to Pre-Effective Amendment No.1 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 29, 1992.
(m)	(i)	Class A Distribution Plan of Registrant, dated June 23, 1998, as amended August 7, 2009, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

Incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No.

(ii)	Class B Distribution Plan of Registrant, dated June 23, 1998, as amended August 7, 2009, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940

Incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 34.

(iii)	Rule 12b-1 Distribution Plan and Agreement Supplement for Strategic Dividend Fund, dated August 17, 2004
Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 27.
(n)	Amended and Restated 18f-3 Plan, dated April 6, 2009
Incorporated by reference to Exhibit n of Post-Effective Amendment No.33.
(o)	Not applicable
(p)	(i)	Code of Ethics of Performance Funds Trust
Incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 32.
(ii)	Code of Ethics of Trustmark Investment Advisors, Inc.

Incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33.

(iii)	Code of Ethics of Orleans Capital Management
Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 26.
(iv)	Code of Ethics of Citi Fund Services Ohio, Inc. (f/k/a BISYS Fund Services Ohio, Inc.)
Incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 33.
(v)	Code of Ethics of BHIL Distributors, Inc.

Incorporated by reference to Exhibit (p)(5) of Post-Efective Amendment No. 34.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
     None.
ITEM 30. INDEMNIFICATION.
               As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article X of the Registrant’s Trust Instrument, Section 4 of the Master Investment Advisory Contract and Section 1.12 of the Master Distribution Contract, officers, trustees, employees and agents of the Registration will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
               Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
               The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defining claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.
               Section 4 of the Master Investment Advisory Contract and Section 1.12 of the Master Distribution Contract limit the liability of Trustmark National Bank to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.
               The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contract and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(I) of such Act remain in effect and are consistently applied.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
               Trustmark Investment Advisors, Inc. is a wholly-owned Subsidiary of Trustmark National Bank which in turn is a subsidiary of Trustmark Corporation, a bank holding company located in Jackson, Mississippi. Information regarding the directors and officers of the Investment Adviser is included in the Investment Adviser’s Form ADV on file with the Securities and Exchange Commission (“SEC”) (SEC File No. 801-60966) and is incorporated by reference herein.
               Orleans Capital Management (“OCM”), the sub-adviser of the Strategic Dividend Fund, is a registered investment adviser with offices located in New Orleans, Louisiana. Information regarding the directors and officers of OCM is included in its Form ADV on file with the SEC (SEC File No. 801-39597) and is incorporated by reference herein.
ITEM 32. PRINCIPAL UNDERWRITER.

(a)	BHIL Distributors, Inc., acts as Distributor/Underwriter for other open-end investment companies: MMA Praxis Mutual Funds and the Diamond Hill Funds. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. The Distributor has its main address at 4041 N. High Street, Suite 402, Columbus OH 43214

(b)	Officers and Directors.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Scott A. Englehart	4041 N. High Street, Suite 402 Columbus, OH 43214	President	None

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Secretary Treasurer and Director	None

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	None
(c)	Not applicable
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
               (a) All accounts, books and other documents required to be maintained by the Investment Adviser and the Custodian pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Trustmark National Bank and Trustmark Financial Service, Inc, 248 East Capitol Street, Jackson, Mississippi, 39201.
               (b) All accounts, books and other documents required to be maintained by the Fund Accountant and Administrator pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citi Fund Services, Inc.*
               (c) All accounts, books and other documents required to be maintained by the Distributor pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Performance Funds Distributor, LLC**
               (d) All accounts, books and other documents required to be maintained by the Trust’s Chief Compliance Officer pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Beacon Hill Fund Services Inc.***

*	3435 Stelzer Road, Columbus, Ohio 43219 address.

**	10 High St., Suite 302, Boston, MA 02110 address.

***	4041 N. High Street, Columbus, Ohio 43214 address.
ITEM 34. MANAGEMENT SERVICES
     Not Applicable.
ITEM 35. UNDERTAKINGS.
     Not Applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson, and the State of Mississippi, on September 28, 2010.
PERFORMANCE FUNDS TRUST (REGISTRANT)

By: /s/ Teresa Thornhill Teresa Thornhill, President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

*/s/ Walter P. Neely Walter P. Neely	Trustee	September 28, 2010

*/s/ Joe J. Powell III Joe J. Powell III	Trustee	September 28, 2010

*/s/ Shirley Olson Shirley Olson	Trustee	September 28, 2010

*/s/ Michael A. Allen Michael A. Allen	Trustee	September 28, 2010

/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer Principal Accounting Officer	September 28, 2010

*By:	/s/ Curtis Barnes
Curtis Barnes, Attorney-in-Fact pursuant to (1) Power of Attorney previously filed with Post-Effective Amendment Nos. 25, 27 and 28 and incorporated by reference herein and (2) Power of Attorney for Michael A. Allen filed herein.

POWER OF ATTORNEY
     I, the undersigned Trustee of Performance Funds Trust (the “Fund”), an open-ended management investment company, organized as a Delaware business trust, do hereby constitute and appoint Michael P. Malloy, Esq. and Curtis Barnes and each of them individually, our true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Fund to comply with:
     (i) The Securities Act of 1933, as amended, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration under such Securities Act of 1933, as amended, of shares of beneficial interest of the Fund to be offered by the Fund;
     (ii) the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the Securities and Exchange Commission thereunder, in connection with the registration of the Fund under the Investment Company Act of 1940, as amended; and
     (iii) state securities and tax laws and any rules, regulations, orders or other requirements of state securities and tax commissions, in connection with the registration under state securities laws of the Fund and with the registration under state securities laws of shares of beneficial interest of the Fund to be offered by Fund; including specifically but without limitation of the foregoing, power and authority to sign the name of the Fund in its behalf and to affix its seal, and to sign the name of such Trustee or officer in his behalf as such Trustee or officer to any amendment or supplement (including post-effective amendments) to the registration statement or statements, and to execute any instruments or documents filed or to be filed as a part of or in connection with compliance with state securities or tax laws; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned places his hands as of the 6th day of August, 2010.

/s/ Michael L. Allen Michael L. Allen

PERFORMANCE FUNDS TRUST
INDEX OF EXHIBITS

Exhibit Number	Description of Exhibit

Exhibit 28(a)(ii)	Form of Amendment to Trust Instrument
Exhibit 28(e)	Underwriting Agreement
Exhibit 28(h)(vii)	Amendment to Administration Agreement
Exhibit 28(h)(xiii)	Amendment to Transfer Agency Agreement
Exhibit 28(h)(xxiii)	Amendment to Website Services Agreement
Exhibit 28(h)(xxvii)	Securities Lending Agreement
Exhibit 28(i)(ii)	Consent of Counsel
Exhibit 28(j)	Consent of Independent Registered Public Accounting Firm